UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6620
                                                     ---------------------

          Nuveen Insured California Premium Income Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: 8/31/03
                                           ------------------

                  Date of reporting period: 8/31/03
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                           Nuveen Investments
                         Municipal Closed-End
                              Exchange-Traded
                                        Funds

ANNUAL REPORT August 31, 2003



CALIFORNIA
NPC
NCL
NCU
NAC
NVX
NZH
NKL
NKX





Photo of: 2 men and child walking through the woods.
Photo of: 2 women and 2 children looking at seashells.



                                 Dependable,
                             tax-free income
                                     because
                     it's not what you earn,
                        it's what you keep.(R)


                                                        Logo: NUVEEN Investments

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--------------------------------------------------------------------------------


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COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

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Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: "WHILE NO ONE KNOWS WHAT THE FUTURE WILL BRING, WE THINK A
WELL-BALANCED PORTFOLIO ..... IS AN IMPORTANT COMPONENT IN ACHIEVING YOUR
LONG-TERM FINANCIAL GOALS."

Dear
  SHAREHOLDER

Once again, I am pleased to report that over the most recent reporting period your California Fund continued to provide you with attractive tax-free monthly income and the opportunity for increased portfolio diversification. For more specific information about the performance of your Fund, please see the Portfolio Managers' Comments and Performance Overview sections of this report.

With interest rates at historically low levels, many investors have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their fixed-income holdings. While no one knows what the future will bring, we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk. We believe municipal bond investments like your Nuveen Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

October 15, 2003

Nuveen California Municipal Closed-End Exchange-Traded Funds
(NPC, NCL, NCU, NAC, NVX, NZH, NKL, NKX)

Portfolio Managers'
               COMMENTS

Portfolio managers Tom O'Shaughnessy, Bill Fitzgerald, and Scott Romans discuss economic and market conditions, key investment strategies, and the annual performance of the Funds. Tom, a 20-year veteran of Nuveen, assumed portfolio management responsibility for NPC and NCL in January 2003. With 15 years of investment experience at Nuveen, Bill has managed NCU since 1998, NAC since 1999, NVX and NZH since 2001, and NKL and NKX since their inceptions in 2002. Scott, who has three years of investment experience at Nuveen, joined Bill in managing these six Funds in January 2003.


WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE TWELVE MONTH PERIOD ENDED AUGUST 31, 2003?

As has been the case for some time, we believe the two greatest influences on the general economy and the municipal market continued to be historically low interest rates and the slow pace of economic growth. In June 2003, the Federal Reserve cut the fed funds rate to 1.0%, its lowest level since 1958. Growth during the first half of 2003, as measured by the GDP, registered 2.3%, lagging the 3% pace considered by many to be indicative of recovery. At the same time, inflation remained dormant, with the 12-month advance in the core rate dropping to 1.3% in August.

The slow rate of economic recovery, low interest rates, and lack of inflationary pressures created conditions that helped many municipal bonds perform well during the majority of this reporting period. However, during July 2003, stronger-than-expected economic data precipitated a spike in bond yields and a corresponding drop in bond prices that impacted results across all fixed-income markets.

During the first eight months of 2003, the states and municipalities followed up the record issuance of 2002 with continued strong supply, issuing $254 billion in new bonds, up 12.5% over the same period in 2002.


HOW WERE ECONOMIC AND MARKET CONDITIONS IN CALIFORNIA?

Over the 12-months ended August 31, 2003, California continued to struggle with significant budget problems and political uncertainty. On July 29, 2003, nearly a month into its 2004 fiscal year, the state budget was finally approved, closing a $38 billion deficit. Due to the heavy reliance on borrowing and one-time measures to balance the fiscal 2004 budget, California is expected to face an additional $8 billion deficit in fiscal 2005. The governor recall election added further uncertainty to California's outlook during the reporting period.

While employment and real estate values remained relatively stable in Southern California, the San Francisco area continued to be the state's weak spot, suffering from lingering effects of the technology downturn. Although some economic data provided a glimmer of hope for the state's tech-related jobs, the consensus was that any meaningful improvement in California's employment market, especially technology, was not expected until 2004.

During the first eight months of 2003, municipal new issue supply in the state totaled $42 billion, up 56% over the same period in 2002. However, the delays in budget approval, the size of the deficit, and the uncertainty created by the recall effort also led to several downgrades of California's general obligation debt over the twelve months ended August 31, 2003. In December 2002, Standard & Poor's cut the state's credit rating to A from A+, while Moody's followed suit in February 2003, lowering the rating to A2. In July 2003, Moody's and S&P again downgraded the state, to A3/BBB from A2/A, respectively.


HOW DID THE NUVEEN CALIFORNIA FUNDS PERFORM OVER THIS REPORTING PERIOD?

Individual results for these Funds, as well as for relevant benchmarks, are presented in the accompanying table.

                                                     LEHMAN       LIPPER
                                TOTAL RETURN     CALIFORNIA   CALIFORNIA
            MARKET YIELD              ON NAV  TOTAL RETURN1     AVERAGE2
------------------------------------------------------------------------
                                      1 YEAR         1 YEAR       1 YEAR
                    TAXABLE-           ENDED          ENDED        ENDED
       8/31/03   EQUIVALENT3         8/31/03        8/31/03      8/31/03
------------------------------------------------------------------------
NPC      6.05%         9.24%           2.82%          2.65%        1.88%
------------------------------------------------------------------------
NCL      6.37%         9.73%           2.71%          2.65%        1.88%
------------------------------------------------------------------------
NCU      6.73%        10.27%           0.69%          2.00%        1.14%
------------------------------------------------------------------------
NAC      6.71%        10.24%           3.37%          2.00%        1.14%
------------------------------------------------------------------------
NVX      6.80%        10.38%           2.16%          2.00%        1.14%
------------------------------------------------------------------------
NZH      6.80%        10.38%           1.68%          2.00%        1.14%
------------------------------------------------------------------------
NKL      6.51%         9.94%           2.70%          2.65%        1.88%
------------------------------------------------------------------------
NKX      6.68%        10.20%              NA             --           --
------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.


For the 12-months ended August 31, 2003, all of the Funds in this report with at least one year of performance history (with the exception of NCU) outperformed their respective Lipper peer group averages. In addition, NPC, NCL, and NKL also outperformed the unleveraged Lehman Brothers California Insured Tax-Exempt Bond Index, and NAC and NVX outperformed the Lehman California index, with NZH lagging the uninsured index by a small margin.

In general over this period, the performance of most of the Funds were helped by longer durations.4 During periods of declining interest rates, such as that we experienced over the majority of the past reporting period, investments with longer durations generally would have been expected to outperform those with shorter durations. However, as bond yields jumped higher in late June and July, longer durations worked to hamper the Funds' performances, especially in NZH. Another factor in the performance of these Funds in comparison with the Lehman California indexes over this period was their use of leverage, a strategy that can provide the opportunity for additional income for common shareholders, especially during periods of low short-term interest rates.

In addition to duration and leverage, factors such as call exposure, portfolio trading activity, and the price movement of specific sectors and holdings also had an impact on the Funds' performances during this period. For example, all four of the uninsured Funds held bonds backed by the 1998 master tobacco settlement agreement. Over the year ended August 31, 2003, the prices of these bonds weakened. The negative returns affected the NCU, NVX, and NZH in particular. NAC was protected to a degree from these declines by its relatively lower exposure to this sector. In recent months, tobacco bonds have shown some recovery. Our strategy continues to be one of maintaining these holdings while regularly evaluating the situation.



1 The total annual returns on common share net asset value (NAV) for the insured
  NPC, NCL, and NKL are compared with the total annual return of the Lehman Brothers California Insured Tax-Exempt Bond Index, an unleveraged, unmanaged index comprising a broad range of insured California municipal bonds, while annual returns for the uninsured NCU, NAC, NVX, and NZH are compared with the total annual return of the Lehman California Tax-Exempt Bond Index, an unleveraged, unmanaged index comprising a broad range of investment-grade California municipal bonds. Results for the Lehman indexes do not reflect any expenses.

2 The total returns of the insured California Funds are compared with the average annualized return of the 10 funds in the Lipper California Insured Municipal Debt Funds category, while the total returns of the uninsured California Funds are compared with the return of the 28 funds in the Lipper California Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment other than an alternative investment that generates qualified dividend income that is taxable at the maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's market yield on the indicated date and a combined federal and state income tax rate of 34.5%.

4 Duration is a measure of a fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the fund. References to duration in this commentary are intended to indicate fund duration unless otherwise noted.

NCU also held bonds issued for Downey Community Hospital, which declined following a downgrade to BB+ from BBB+ by Standard & Poor's in February 2003 due to poor management of managed care and physician contracts. Although the hospital had been slow to respond to declining operations, the downgrade spurred management to make staff changes and implement operating improvements. We continue to hold these bonds based on our belief that the S&P rating is too low and that the hospital has sufficient balance-sheet liquidity to provide time and resources for a turnaround. NCU's performance over this period was also negatively impacted by the Fund's need to reinvest called bond proceeds at today's relatively lower interest rates.


HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates remaining at historically low levels, the dividend-payment capabilities of the Funds benefited from their use of leverage. During the 12-months ended August 31, 2003, the continued low level of short-term rates enabled us to implement two dividend increases in NPC, NCL, and NAC and one each in NCU and NVX. Leverage also helped to support the dividends of NZH and NKL, which, as of August 2003, had paid shareholders dependable, attractive dividends for 22 and 16 consecutive months, respectively. NKX, which was introduced in November 2002, declared its first dividend in January 2003 and continued to pay steady dividends over the course of this reporting period.

Although the share prices and net asset values of these Funds generally performed well during much of this 12-month reporting period, increased volatility in the fixed-income markets during the summer of 2003 as well as continued budgetary and political turmoil in California led to an overall weakening of prices. While we began to see some recovery in August as municipal supply thinned somewhat, the Funds' share prices and NAVs finished this reporting period lower than they had been at the beginning. As of August 31, 2003, all of the Funds with at least one year of history continued to trade at discounts to their common share NAVs, while NKX had moved to trading at a slight discount (see charts on individual Performance Overview pages).


WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE FISCAL YEAR ENDED AUGUST 31, 2003?

Over this 12-month period, we continued to place strong emphasis on diversifying the portfolios, improving call protection, and enhancing dividend-paying capabilities. One of our key strategies focused on managing the Funds' durations in order to enhance our ability to mitigate interest rate risk and produce potentially more consistent returns over time. Interest rate risk is the risk that the value of a Fund's portfolio will decline when market interest rates rise. The longer the duration of a Fund's portfolio, the greater its interest rate risk. Over the course of the reporting period, we concentrated on finding value in the intermediate part of the yield curve.

In NKL and NKX, which were introduced in 2002, we expanded our search further out on the yield curve to find additional bonds that would help to support the dividends of the two newest Funds. This has resulted in longer durations for both NKL (15.13) and NKX (16.98). Over the past few months, we have been swapping bonds with the goal of maintaining the yields of these Funds while reducing their durations.

Over the six months ended August 31, 2003, another key strategy centered on selling or purchasing California general obligation bonds (GOs) to take advantage of general market moves. In early spring 2003, the yield differential between California GOs and national AAA credits with similar maturities had narrowed to 35-40 basis points. We believed this made California GOs relatively expensive and we largely moved the Funds out of positions in California GOs. By June 2003, as the state's budget process stalled and the recall movement gathered strength, the yield differential had widened, and we began buying California GOs. Following the approval of the fiscal 2004 budget at the end of July 2003, California GOs rallied on a relative basis. As the yield spread with national bonds once again narrowed, we began to sell some of these GO positions at what we believed were attractive prices.


WHAT IS YOUR OUTLOOK FOR THE BOND CALLS FOR THESE FUNDS?

The five newer Funds will not experience any significant call exposure for several years, with potential call exposure during 2003 and 2004 ranging from zero in NVX to 5% in NKX. During this reporting period, we worked to mitigate the call risk of the three older Funds, especially NCL and NCU, which marked their 10-year anniversaries in 2003, a point in a Fund's life cycle often associated with increased bond calls. As of August 31, 2003, NPC's potential call exposure through 2004 was 12%, while NCL and NCU faced potential calls on 13% and 17% of their portfolios, respectively. The number of actual calls in these Funds will depend largely on market interest rates in coming months.

In general, we believe that these Nuveen Funds can continue to serve as attractive sources of tax-free income, while simultaneously offering the potential for considerable portfolio diversification. In our opinion, these Funds represent a quality component of a well-balanced core investment portfolio that can continue to benefit shareholders over time.

Nuveen Insured California Premium Income Municipal Fund, Inc.

Performance
   OVERVIEW As of August 31, 2003


NPC



Pie Chart:
CREDIT QUALITY
Insured                                   79%
Insured and U.S. Guaranteed                4%
U.S. Guaranteed                           17%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.07
--------------------------------------------------
Common Share Net Asset Value                $15.59
--------------------------------------------------
Market Yield                                 6.05%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.40%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.24%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $100,427
--------------------------------------------------
Average Effective Maturity (Years)           19.77
--------------------------------------------------
Leverage-Adjusted Duration                   10.95
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/19/92)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         1.55%         2.82%
--------------------------------------------------
5-Year                         4.86%         4.98%
--------------------------------------------------
10-Year                        5.74%         6.01%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         21%
--------------------------------------------------
U.S. Guaranteed                                21%
--------------------------------------------------
Water and Sewer                                20%
--------------------------------------------------
Utilities                                      12%
--------------------------------------------------
Tax Obligation/Limited                         11%
--------------------------------------------------



Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Sep                                 0.0735
Oct                                 0.0735
Nov                                 0.0735
Dec                                 0.0745
Jan                                 0.0745
Feb                                 0.0745
Mar                                 0.076
Apr                                 0.076
May                                 0.076
Jun                                 0.076
Jul                                 0.076
Aug                                 0.076


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
9/1/02                              16.09
                                    16.21
                                    16.26
                                    16.45
                                    16.35
                                    16.29
                                    15.49
                                    15
                                    15.3
                                    15.15
                                    15.1
                                    15
                                    15
                                    15.4
                                    15.27
                                    15.46
                                    15.72
                                    15.66
                                    15.35
                                    15.3
                                    15.8
                                    15.86
                                    15.95
                                    15.88
                                    15.71
                                    15.8
                                    15.9
                                    16.25
                                    15.67
                                    15.91
                                    16
                                    15.85
                                    16.1
                                    15.82
                                    16.25
                                    16.39
                                    16.42
                                    16.6
                                    16.75
                                    16.35
                                    16.2
                                    16.27
                                    15.9
                                    15.25
                                    14.55
                                    15.03
                                    14.85
                                    14.81
8/31/03                             15.07

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34.5%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2002 of $0.1419 per share.

Nuveen Insured California Premium Income Municipal Fund 2, Inc.

Performance
   OVERVIEW As of August 31, 2003


NCL



Pie Chart:
CREDIT QUALITY
Insured                                   87%
Insured and U.S. Guaranteed               10%
U.S. Guaranteed                            3%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.32
--------------------------------------------------
Common Share Net Asset Value                $14.60
--------------------------------------------------
Market Yield                                 6.37%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.85%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.73%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $185,181
--------------------------------------------------
Average Effective Maturity (Years)           17.32
--------------------------------------------------
Leverage-Adjusted Duration                    8.99
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/18/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         2.69%         2.71%
--------------------------------------------------
5-Year                         5.16%         5.50%
--------------------------------------------------
10-Year                        5.62%         5.85%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         31%
--------------------------------------------------
Tax Obligation/General                         15%
--------------------------------------------------
U.S. Guaranteed                                13%
--------------------------------------------------
Water and Sewer                                12%
--------------------------------------------------
Education and Civic Organizations               8%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Sep                                 0.0725
Oct                                 0.0725
Nov                                 0.0725
Dec                                 0.0735
Jan                                 0.0735
Feb                                 0.0735
Mar                                 0.076
Apr                                 0.076
May                                 0.076
Jun                                 0.076
Jul                                 0.076
Aug                                 0.076


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
9/1/02                              15.05
                                    15.22
                                    15.26
                                    15.74
                                    15.67
                                    15.58
                                    15
                                    14.48
                                    14.43
                                    14.71
                                    14.52
                                    14.55
                                    14.51
                                    14.73
                                    14.55
                                    14.62
                                    14.99
                                    15.21
                                    14.93
                                    14.86
                                    14.91
                                    15.03
                                    14.93
                                    14.9
                                    15.25
                                    15
                                    15.3
                                    15.2
                                    14.99
                                    15.14
                                    15.18
                                    15.2
                                    15.41
                                    15.48
                                    15.43
                                    15.65
                                    15.51
                                    15.77
                                    16.35
                                    15.75
                                    15.5
                                    15.52
                                    15.28
                                    14.71
                                    14.37
                                    14.42
                                    14.36
                                    14.29
8/31/03                             14.32


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34.5%.

Nuveen California Premium Income Municipal Fund

Performance
   OVERVIEW As of August 31, 2003


NCU



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                       61%
AA                                         6%
A                                         12%
BBB                                       10%
NR                                         4%
BB or lower                                7%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $13.02
--------------------------------------------------
Common Share Net Asset Value                $13.66
--------------------------------------------------
Market Yield                                 6.73%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.35%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1        10.27%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $78,859
--------------------------------------------------
Average Effective Maturity (Years)           17.29
--------------------------------------------------
Leverage-Adjusted Duration                   11.87
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 6/18/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -0.91%         0.69%
--------------------------------------------------
5-Year                         4.59%         5.09%
--------------------------------------------------
10-Year                        4.85%         5.46%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         26%
--------------------------------------------------
Healthcare                                     15%
--------------------------------------------------
Tax Obligation/General                         12%
--------------------------------------------------
Housing/Multifamily                            11%
--------------------------------------------------
Water and Sewer                                 8%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Sep                                 0.0715
Oct                                 0.0715
Nov                                 0.0715
Dec                                 0.0715
Jan                                 0.0715
Feb                                 0.0715
Mar                                 0.073
Apr                                 0.073
May                                 0.073
Jun                                 0.073
Jul                                 0.073
Aug                                 0.073


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
9/1/02                              14.17
                                    14.47
                                    14.4
                                    14.54
                                    14.9
                                    14.75
                                    13.8
                                    13.56
                                    13.65
                                    13.82
                                    13.64
                                    13.93
                                    13.72
                                    13.85
                                    13.7
                                    13.59
                                    13.95
                                    14.05
                                    14.05
                                    13.75
                                    13.67
                                    13.31
                                    13.48
                                    13.3
                                    13.4
                                    13.35
                                    13.55
                                    13.48
                                    13.19
                                    13.47
                                    13.47
                                    13.47
                                    13.5
                                    13.51
                                    13.78
                                    13.85
                                    14.09
                                    14.35
                                    14.6
                                    14.47
                                    14.29
                                    14.37
                                    14.24
                                    13.65
                                    13.1
                                    13.08
                                    12.8
                                    12.91
8/31/03                             13.02



1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34.5%.

2 The Fund also paid shareholders a net ordinary income distribution in December
  2002 of $0.0065 per share.

Nuveen California Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of August 31, 2003


NAC



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                       52%
AA                                         6%
A                                         16%
BBB                                       19%
NR                                         7%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.30
--------------------------------------------------
Common Share Net Asset Value                $14.82
--------------------------------------------------
Market Yield                                 6.71%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.32%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1        10.24%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $346,918
--------------------------------------------------
Average Effective Maturity (Years)           18.97
--------------------------------------------------
Leverage-Adjusted Duration                   11.03
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 5/26/99)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         4.79%         3.37%
--------------------------------------------------
Since Inception                5.06%         6.94%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         24%
--------------------------------------------------
Tax Obligation/General                         14%
--------------------------------------------------
Transportation                                 14%
--------------------------------------------------
Housing/Multifamily                            10%
--------------------------------------------------
Healthcare                                      9%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Sep                                 0.0755
Oct                                 0.0755
Nov                                 0.0755
Dec                                 0.077
Jan                                 0.077
Feb                                 0.077
Mar                                 0.08
Apr                                 0.08
May                                 0.08
Jun                                 0.08
Jul                                 0.08
Aug                                 0.08


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
9/1/02                              14.88
                                    15
                                    14.83
                                    14.95
                                    14.99
                                    14.89
                                    14.4
                                    14.33
                                    14.3
                                    14.35
                                    14.12
                                    13.98
                                    14.16
                                    14.37
                                    14.17
                                    14.41
                                    14.55
                                    14.67
                                    14.3
                                    14.1
                                    14.04
                                    14.11
                                    14.35
                                    14.07
                                    14.09
                                    14.11
                                    14.32
                                    14.29
                                    14.08
                                    14.3
                                    14.34
                                    14.35
                                    14.4
                                    14.62
                                    14.89
                                    15.04
                                    15.35
                                    15.66
                                    15.89
                                    15.69
                                    15.44
                                    15.49
                                    15.2
                                    14.6
                                    14.07
                                    14.36
                                    14.36
                                    14.06
8/31/03                             14.3



1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34.5%.

Nuveen California Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of August 31, 2003


NVX



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                       72%
A                                         11%
BBB                                       11%
NR                                         6%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $13.24
--------------------------------------------------
Common Share Net Asset Value                $14.18
--------------------------------------------------
Market Yield                                 6.80%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.44%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1        10.38%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $209,722
--------------------------------------------------
Average Effective Maturity (Years)           20.34
--------------------------------------------------
Leverage-Adjusted Duration                   12.41
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/27/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -0.95%         2.16%
--------------------------------------------------
Since Inception                0.88%         5.61%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         29%
--------------------------------------------------
Tax Obligation/General                         20%
--------------------------------------------------
Education and Civic Organizations              13%
--------------------------------------------------
Water and Sewer                                 8%
--------------------------------------------------
Healthcare                                      8%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Sep                                 0.074
Oct                                 0.074
Nov                                 0.074
Dec                                 0.074
Jan                                 0.074
Feb                                 0.074
Mar                                 0.074
Apr                                 0.074
May                                 0.074
Jun                                 0.075
Jul                                 0.075
Aug                                 0.075


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
9/1/02                              14.62
                                    14.64
                                    14.46
                                    14.63
                                    14.87
                                    14.45
                                    13.95
                                    13.74
                                    13.8
                                    14.2
                                    13.68
                                    13.54
                                    13.74
                                    13.75
                                    13.36
                                    13.32
                                    13.73
                                    13.75
                                    13.42
                                    13.44
                                    13.49
                                    13.64
                                    13.47
                                    13.51
                                    13.58
                                    13.59
                                    13.63
                                    13.65
                                    13.4
                                    13.44
                                    13.56
                                    13.55
                                    13.7
                                    13.91
                                    14.06
                                    14.04
                                    14.42
                                    14.72
                                    14.8
                                    14.52
                                    14.52
                                    14.71
                                    14.35
                                    13.97
                                    13.03
                                    13.4
                                    13.19
                                    13.17
8/31/03                             13.24



1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34.5%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2002 of $0.0291 per share.

Nuveen California Dividend Advantage Municipal Fund 3

Performance
   OVERVIEW As of August 31, 2003


NZH



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                       71%
AA                                         1%
A                                         10%
BBB                                       12%
NR                                         6%




PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $12.71
--------------------------------------------------
Common Share Net Asset Value                $13.72
--------------------------------------------------
Market Yield                                 6.80%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.44%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1        10.38%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $330,829
--------------------------------------------------
Average Effective Maturity (Years)           19.88
--------------------------------------------------
Leverage-Adjusted Duration                   14.96
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 9/25/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -3.20%         1.68%
--------------------------------------------------
Since Inception               -2.53%         3.61%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         30%
--------------------------------------------------
Tax Obligation/General                         21%
--------------------------------------------------
Water and Sewer                                11%
--------------------------------------------------
Healthcare                                      8%
--------------------------------------------------
Utilities                                       8%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Sep                                 0.072
Oct                                 0.072
Nov                                 0.072
Dec                                 0.072
Jan                                 0.072
Feb                                 0.072
Mar                                 0.072
Apr                                 0.072
May                                 0.072
Jun                                 0.072
Jul                                 0.072
Aug                                 0.072


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
9/1/02                              14.13
                                    14.23
                                    14.08
                                    14
                                    14.25
                                    13.94
                                    13.45
                                    13.31
                                    13.7
                                    13.64
                                    13.35
                                    13.26
                                    13.3
                                    13.37
                                    13.02
                                    13.1
                                    13.12
                                    13.5
                                    13.14
                                    13.05
                                    13.07
                                    13.2
                                    13.15
                                    13
                                    13.04
                                    13.14
                                    13.07
                                    13.18
                                    13
                                    13.2
                                    13.21
                                    13.12
                                    13.23
                                    13.3
                                    13.63
                                    13.7
                                    13.97
                                    14.24
                                    14.39
                                    13.92
                                    14.02
                                    14.2
                                    14.15
                                    13.42
                                    12.89
                                    13.16
                                    12.68
                                    12.71
8/31/03                             12.71


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34.5%.

Nuveen Insured California Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of August 31, 2003


NKL



Pie Chart:
CREDIT QUALITY
Insured                                   82%
AAA (uninsured)                            1%
AA (uninsured)                             4%
A (uninsured)                              8%
BBB (uninsured)                            5%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.00
--------------------------------------------------
Common Share Net Asset Value                $14.60
--------------------------------------------------
Market Yield                                 6.51%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.04%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.94%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $222,751
--------------------------------------------------
Average Effective Maturity (Years)           22.77
--------------------------------------------------
Leverage-Adjusted Duration                   15.13
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/25/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -0.35%         2.70%
--------------------------------------------------
Since Inception                1.18%         7.37%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         27%
--------------------------------------------------
Tax Obligation/General                         25%
--------------------------------------------------
Utilities                                      15%
--------------------------------------------------
Water and Sewer                                12%
--------------------------------------------------
Education and Civic Organizations               7%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Sep                                 0.076
Oct                                 0.076
Nov                                 0.076
Dec                                 0.076
Jan                                 0.076
Feb                                 0.076
Mar                                 0.076
Apr                                 0.076
May                                 0.076
Jun                                 0.076
Jul                                 0.076
Aug                                 0.076


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
9/1/02                              15.14
                                    15.25
                                    15.05
                                    15.32
                                    15.25
                                    15.17
                                    14.3
                                    14.2
                                    14.64
                                    14.59
                                    14.6
                                    14.63
                                    14.7
                                    14.8
                                    14.31
                                    14.3
                                    14.3
                                    14.45
                                    14.6
                                    14.24
                                    14.3
                                    14.45
                                    14.59
                                    14.4
                                    14.6
                                    14.68
                                    14.84
                                    14.8
                                    14.55
                                    14.4
                                    14.4
                                    14.71
                                    14.75
                                    14.85
                                    15
                                    15
                                    15.18
                                    15.47
                                    15.37
                                    15.38
                                    15.27
                                    15.25
                                    15.02
                                    14.36
                                    13.8
                                    13.9
                                    13.71
                                    13.91
8/31/03                             14



1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34.5%.

2 The Fund also paid shareholders a capital gains distribution in December 2002 of $0.0515 per share.

Nuveen Insured California Tax-Free Advantage Municipal Fund

Performance
   OVERVIEW As of August 31, 2003


NKX



Pie Chart:
CREDIT QUALITY
Insured                                   84%
A (uninsured)                             10%
BBB (uninsured)                            6%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $13.56
--------------------------------------------------
Common Share Net Asset Value                $13.79
--------------------------------------------------
Market Yield                                 6.68%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.28%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1        10.20%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $81,141
--------------------------------------------------
Average Effective Maturity (Years)           22.97
--------------------------------------------------
Leverage-Adjusted Duration                   16.98
--------------------------------------------------

CUMULATIVE TOTAL RETURN (Inception 11/21/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
Since Inception               -5.79%         0.34%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         37%
--------------------------------------------------
Tax Obligation/General                         28%
--------------------------------------------------
Transportation                                 14%
--------------------------------------------------
Healthcare                                      9%
--------------------------------------------------
Water and Sewer                                 6%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                                 0.0755
Feb                                 0.0755
Mar                                 0.0755
Apr                                 0.0755
May                                 0.0755
Jun                                 0.0755
Jul                                 0.0755
Aug                                 0.0755


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/22/02                            15.1
                                    15.05
                                    15
                                    15
                                    15
                                    14.94
                                    14.85
                                    14.9
                                    14.9
                                    14.75
                                    14.7
                                    14.2
                                    14.28
                                    14.6
                                    14.8
                                    14.28
                                    14.3
                                    14.3
                                    14.89
                                    14.7
                                    14.76
                                    14.85
                                    14.82
                                    14.78
                                    15.15
                                    15.45
                                    15.95
                                    15.19
                                    15.02
                                    15.5
                                    15.3
                                    15.06
                                    14.2
                                    14.45
                                    14.08
                                    13.85
8/31/03                             13.56


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34.5%.

Report of
   INDEPENDENT AUDITORS




THE BOARDS OF DIRECTORS, TRUSTEES AND SHAREHOLDERS
NUVEEN INSURED CALIFORNIA PREMIUM INCOME MUNICIPAL FUND, INC. NUVEEN INSURED CALIFORNIA PREMIUM INCOME MUNICIPAL FUND 2, INC. NUVEEN CALIFORNIA PREMIUM INCOME MUNICIPAL FUND
NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND 3
NUVEEN INSURED CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND NUVEEN INSURED CALIFORNIA TAX-FREE ADVANTAGE MUNICIPAL FUND


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen California Premium Income Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Insured California Dividend Advantage Municipal Fund and Nuveen Insured California Tax-Free Advantage Municipal Fund as of August 31, 2003, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of August 31, 2003, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen California Premium Income Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Insured California Dividend Advantage Municipal Fund and Nuveen Insured California Tax-Free Advantage Municipal Fund at August 31, 2003, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

Chicago, Illinois
October 10, 2003

                            Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC)
                            Portfolio of
                                    INVESTMENTS August 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 11.5%

$       2,000   California Educational Facilities Authority, Revenue Bonds,           9/06 at 102.00         AAA       $  2,139,420
                 Santa Clara University, Series 1996, 5.750%, 9/01/26 -
                 MBIA Insured

        5,000   California Educational Facilities Authority, Student Loan             3/08 at 102.00         Aaa          5,143,450
                 Revenue Bonds, California Loan Program, Series 2001A,
                 5.400%, 3/01/21 (Alternative Minimum Tax) - MBIA Insured

        2,000   University of California, Revenue Bonds, Multiple Purpose             9/10 at 101.00         AAA          2,001,420
                 Projects, Series 2002O, 5.125%, 9/01/31 - FGIC Insured

        2,350   University of California, Revenue Bonds, Multiple Purpose             5/13 at 100.00         AAA          2,312,283
                 Projects, Series 2003A, 5.000%, 5/15/33 (WI, settling 9/09/03) -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 4.6%

        3,000   California Health Facilities Financing Authority, Insured Revenue     8/08 at 101.00         AAA          3,045,120
                 Bonds, Sutter Health, Series 1998A, 5.375%, 8/15/30 -
                 MBIA Insured

        1,500   California Statewide Communities Development Authority,               8/09 at 101.00         AAA          1,578,510
                 Certificates of Participation, Members of the Sutter Health
                 Obligated Group, 5.500%, 8/15/19 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.8%

        1,000   ABAG Finance Authority for Nonprofit Corporations,                    9/09 at 100.00         AAA          1,032,480
                 California, Multifamily Housing Revenue Bonds, Civic Center
                 Drive Apartments Project, 1999 Series A, 5.800%, 9/01/20
                 (Alternative Minimum Tax) - FSA Insured

        3,830   Los Angeles, California, FHA-Insured Section 8 Revenue                1/04 at 100.00         AAA          3,833,064
                 Refunding Mortgage Loan Bonds, Series 1993A,
                 6.300%, 1/01/25 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.8%

          815   California Housing Finance Agency, Single Family Mortgage             2/07 at 102.00         AAA            842,319
                 Bonds II, Series 1997A-1, 6.000%, 8/01/20 (Alternative
                 Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 31.8%

                State of California, Various Purpose General Obligation Bonds:
        7,995    5.750%, 3/01/22 - MBIA Insured                                       3/10 at 101.00         AAA          8,476,699
        2,000    5.750%, 3/01/27 - MBIA Insured                                       3/10 at 101.00         AAA          2,106,320

        2,000   State of California, General Obligation Veterans Welfare Bonds,       6/07 at 101.00         AAA          2,010,220
                 Series 2001BZ, 5.375%, 12/01/24 (Alternative Minimum
                 Tax) - MBIA Insured

        1,225   Fresno Unified School District, Fresno County, California,            2/13 at 103.00         AAA          1,429,355
                 General Obligation Refunding Bonds, Series 1998A,
                 6.550%, 8/01/20 - MBIA Insured

        2,500   Fresno Unified School District, Fresno County, California,            8/09 at 102.00         AAA          2,537,000
                 General Obligation Bonds, Election of 2001, Series 2001A,
                 5.125%, 8/01/26 - FSA Insured

        2,000   Los Angeles Unified School District, California, General              7/08 at 102.00         AAA          2,018,320
                 Obligation Bonds, Series 1997A, 5.000%, 7/01/21 - FGIC Insured

        3,000   Pomona Unified School District, California, General Obligation        8/11 at 103.00         AAA          3,453,810
                 Refunding Bonds, Series 1997A, 6.500%, 8/01/19 -
                 MBIA Insured

                San Diego Unified School District, San Diego County,
                California, General Obligation Bonds, Election of 1998,
                Series 2001C:
        1,335    5.000%, 7/01/21 - FSA Insured                                        7/11 at 102.00         AAA          1,350,953
        3,500    5.000%, 7/01/22 - FSA Insured                                        7/11 at 102.00         AAA          3,520,055
        4,895    5.000%, 7/01/23 - FSA Insured                                        7/11 at 102.00         AAA          4,904,105


                                       15


                            Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC) (continued)
                                    Portfolio of INVESTMENTS August 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 16.3%

$       2,000   California State Public Works Board, Lease Revenue Bonds,            11/09 at 101.00         AAA       $  2,107,020
                 Department of Health Services, Richmond Laboratory Project,
                 Series 1999A, 5.750%, 11/01/24 - MBIA Insured

        1,900   Corona-Norco Unified School District, Riverside County,               9/12 at 100.00         AAA          1,905,035
                 California, Special Tax Bonds, Community Facilities
                 District 98-1, Series 2002, 5.100%, 9/01/25 - AMBAC Insured

        5,000   El Monte, California, Senior Lien Certificates of Participation,      1/11 at 100.00         AAA          5,051,200
                 Department of Public Services Facility - Phase II, Series 2001,
                 5.250%, 1/01/34 - AMBAC Insured

        1,460   Pittsburg Redevelopment Agency, California, Tax Allocation              No Opt. Call         AAA          1,575,953
                 Refunding Bonds, Los Medanos Community Development
                 Project, Series 2003A, 5.000%, 8/01/13 - MBIA Insured

        3,000   Santa Clara County Financing Authority, California, Lease            11/07 at 102.00         AAA          3,014,070
                 Revenue Bonds, VMC Facility Replacement Project,
                 Series 1994A, 5.000%, 11/15/22 - AMBAC Insured

        2,805   Yucaipa-Calimesa Joint Unified School District,                      10/11 at 100.00         AAA          2,748,872
                 San Bernardino County, California, General Obligation
                 Refunding Bonds, Series 2001A, 5.000%, 10/01/31 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 31.6%

        6,000   Huntington Park Redevelopment Agency, California, Single                No Opt. Call         AAA          8,312,460
                 Family Residential Mortgage Revenue Refunding Bonds,
                 Series 1986A, 8.000%, 12/01/19

        5,135   Palmdale Community Redevelopment Agency, California,                    No Opt. Call         AAA          6,871,862
                 Single Family Restructured Mortgage Revenue Bonds,
                 Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax)

        6,220   Riverside County, California, Single Family Mortgage Revenue            No Opt. Call         AAA          9,045,684
                 Bonds, GNMA Mortgage-Backed Securities Program,
                 Series 1987A, 9.000%, 5/01/21 (Alternative Minimum Tax)

        1,485   San Jose, California, Single Family Mortgage Revenue                    No Opt. Call         AAA          2,146,657
                 Bonds, Series 1985A, 9.500%, 10/01/13

        4,800   University of California, Hospital Revenue Bonds, Davis               7/06 at 101.00         AAA          5,368,656
                 Medical Center, Series 1996, 5.750%, 7/01/24 (Pre-refunded to 7/01/06) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 18.9%

        4,000   California Pollution Control Financing Authority, Pollution          12/03 at 101.00         AAA          4,095,120
                 Control Revenue Bonds, Southern California Edison Company,
                 Series 1992B, 6.400%, 12/01/24 (Alternative Minimum Tax) -
                 MBIA Insured

        4,000   Chula Vista, California, Industrial Development Revenue              12/03 at 101.00          A+          4,087,360
                 Bonds, San Diego Gas and Electric Company, Series 1992A,
                 6.400%, 12/01/27 (Alternative Minimum Tax)

        3,600   Sacramento Municipal Utility District, California, Electric             No Opt. Call         AAA          3,891,636
                 Revenue Refunding Bonds, Series 2003S, 5.000%, 11/15/13 -
                 MBIA Insured

        7,000   Turlock Irrigation District, California, Certificates of              1/13 at 100.00         AAA          6,888,350
                 Participation, Series 2003A, 5.000%, 1/01/33 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 30.7%

        6,415   Coachella Water Authority, California, Water Revenue Bonds,           3/13 at 102.00         AAA          6,312,873
                 Series 2003, 5.000%, 3/01/33 - FSA Insured

        6,000   Los Angeles, California, Wastewater System Revenue Bonds,            11/03 at 102.00         AAA          5,996,280
                 Series 1993D, 4.700%, 11/01/19 - FGIC Insured

        7,500   Orange County Sanitation District, California, Certificates           8/13 at 100.00         AAA          7,346,850
                 of Participation, Series 2003, 5.000%, 2/01/33 (DD, settling
                 9/02/03) - FGIC Insured

        3,400   San Diego Public Facilities Financing Authority, California,          5/07 at 101.00         AAA          3,472,318
                 Sewer Revenue Bonds, Series 1997A, 5.250%, 5/15/22 -
                 FGIC Insured

        2,150   Santa Clara Valley Water District, California, Water Utility          6/10 at 100.00         AAA          2,151,032
                 System Revenue Bonds, Series 2000A, 5.125%, 6/01/31 -
                 FGIC Insured

        5,000   Wheeler Ridge-Maricopa Water Storage District, Kern County,          11/06 at 102.00         AAA          5,567,149
                 California, Water Revenue Refunding Bonds, Series 1996,
                 5.700%, 11/01/15 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     140,815   Total Long-Term Investments (cost $142,252,848) - 151.0%                                                151,691,340
=============-----------------------------------------------------------------------------------------------------------------------


                                       16

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                         RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.1%

$       1,100   California Infrastructure and Economic Development Bank,                                    A-1+       $  1,100,000
                 Insured Revenue Bonds, Rand Corporation, Variable Rate
                 Demand Obligations, Series 2002B, 0.800%, 4/01/42 -
                 AMBAC Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       1,100   Total Short-Term Investments (cost $1,100,000)                                                            1,100,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $143,352,848) - 152.1%                                                          152,791,340
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (7.3)%                                                                   (7,364,357)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (44.8)%                                                        (45,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $100,426,983
                ====================================================================================================================

                    All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market
                    Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
                    Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               **   Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

               (DD) Security purchased on a delayed delivery basis.

               (WI) Security purchased on a when-issued basis.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       17


                            Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL)
                            Portfolio of
                                    INVESTMENTS August 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 12.7%

                California Educational Facilities Authority, Revenue Bonds,
                Santa Clara University, Series 1996:
$       2,400    5.750%, 9/01/21 - MBIA Insured                                       9/06 at 102.00         AAA       $  2,613,480
        3,000    5.750%, 9/01/26 - MBIA Insured                                       9/06 at 102.00         AAA          3,209,130

        2,000   California Educational Facilities Authority, Revenue Bonds,          11/10 at 100.00         Aaa          2,204,960
                 University of the Pacific, Series 2000, 5.875%, 11/01/20 -
                 MBIA Insured

        6,615   California Educational Facilities Authority, Revenue Refunding          No Opt. Call         Aaa          1,178,925
                 Bonds, Loyola Marymount University, Series 2001A,
                 0.000%, 10/01/33 - MBIA Insured

        5,000   California Educational Facilities Authority, Student Loan             3/08 at 102.00         Aaa          5,143,450
                 Revenue Bonds, California Loan Program, Series 2001A,
                 5.400%, 3/01/21 (Alternative Minimum Tax) - MBIA Insured

                California Infrastructure and Economic Development Bank, Revenue
                Bonds, Asian Art Museum of San Francisco Project, Series 2000:
        1,295    5.500%, 6/01/19 - MBIA Insured                                       6/10 at 101.00         AAA          1,391,426
        1,000    5.500%, 6/01/20 - MBIA Insured                                       6/10 at 101.00         AAA          1,066,770

        1,900   University of California, Housing System Revenue Bonds,              11/03 at 102.00         AAA          1,952,763
                 Series 1993A, 5.500%, 11/01/18 (Pre-refunded to 11/01/03) -
                 MBIA Insured

        4,750   University of California, Revenue Bonds, Multiple Purpose             5/13 at 100.00         AAA          4,673,763
                 Projects, Series 2003A, 5.000%, 5/15/33 (WI, settling 9/09/03) -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 5.3%

        1,450   California Health Facilities Financing Authority, Insured             7/06 at 102.00         AAA          1,603,019
                 Health Facility Revenue Refunding Bonds, Mark Twain
                 St. Joseph's Healthcare Corporation, Series 1996A,
                 6.000%, 7/01/19 - MBIA Insured

        5,000   California Health Facilities Financing Authority, Insured Health      7/06 at 102.00         AAA          5,377,750
                 Facility Revenue Refunding Bonds, Catholic Healthcare West,
                 Series 1996A, 6.000%, 7/01/25 - MBIA Insured

        2,500   Oakland, California, Insured Revenue Bonds, 1800 Harrison             1/10 at 100.00         AAA          2,756,325
                 Foundation - Kaiser Permanente, Series 1999A,
                 6.000%, 1/01/29 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 9.1%

                ABAG Finance Authority for Nonprofit Corporations, California,
                Multifamily Housing Revenue Bonds, Civic Center Drive Apartments
                Project, 1999 Series A:
        4,000    5.800%, 9/01/20 (Alternative Minimum Tax) - FSA Insured              9/09 at 100.00         AAA          4,129,920
        1,370    5.875%, 3/01/32 (Alternative Minimum Tax) - FSA Insured              9/09 at 100.00         AAA          1,407,935

        3,460   Los Angeles Community Redevelopment Agency, California,               6/05 at 105.00         AAA          3,706,456
                 FNMA Collateralized Multifamily Housing Revenue Refunding
                 Bonds, Angelus Plaza Section 8 Project, Series 1995A,
                 7.400%, 6/15/10

        7,400   Santa Cruz County Housing Authority, California, GNMA                11/03 at 102.00         Aaa          7,522,396
                 Collateralized Multifamily Housing Revenue Refunding Bonds,
                 Meadowview Apartments, Series 1993A, 6.125%, 5/20/28


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.2%

        2,105   California Housing Finance Agency, Single Family Mortgage             8/07 at 101.50         AAA          2,162,951
                 Bonds II, Series 1997C-2, 5.625%, 8/01/20 (Alternative
                 Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 23.3%

        1,460   ABC Unified School District, Los Angeles County, California,          8/10 at 101.00         AAA          1,625,520
                 General Obligation Bonds, Election of 1997, Series 2000B,
                 5.750%, 8/01/16 - FGIC Insured

          485   State of California, General Obligation Veterans Welfare             12/03 at 102.00         AAA            490,020
                 Bonds, Series 1997BH, 5.500%, 12/01/24 (Alternative
                 Minimum Tax) - FSA Insured

                State of California, Various Purpose General Obligation Bonds:
        7,995    5.750%, 3/01/22 - MBIA Insured                                       3/10 at 101.00         AAA          8,476,699
        2,500    5.500%, 9/01/24 - FSA Insured                                        9/09 at 101.00         AAA          2,584,300
        2,000    5.750%, 3/01/27 - MBIA Insured                                       3/10 at 101.00         AAA          2,106,320


                                       18

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       3,000   State of California, General Obligation Veterans Welfare              6/07 at 101.00         AAA       $  3,015,330
                 Bonds, Series 2001BZ, 5.375%, 12/01/24 (Alternative
                 Minimum Tax) - MBIA Insured

        5,000   State of California, General Obligation Bonds, Series 2003,           8/13 at 100.00         AAA          4,897,900
                 5.000%, 2/01/33 - AMBAC Insured

        2,575   Calipatria Unified School District, Imperial County, California,      8/06 at 102.00         AAA          2,848,233
                 General Obligation Bonds, Series 1996A, 5.625%, 8/01/13 -
                 AMBAC Insured

                Campbell Union High School District, Santa Clara County,
                California, General Obligation Bonds, Series 2003:
        3,520    5.000%, 8/01/27 - FGIC Insured                                       8/11 at 102.00         Aaa          3,482,547
        4,000    5.000%, 8/01/32 - FGIC Insured                                       8/11 at 102.00         Aaa          3,936,720

                Fresno Unified School District, Fresno County, California,
                General Obligation Bonds, Election of 1995, Series 2001F:
        1,065    5.125%, 8/01/21 - FSA Insured                                        8/09 at 102.00         AAA          1,083,989
        1,160    5.125%, 8/01/22 - FSA Insured                                        8/09 at 102.00         AAA          1,181,309
        1,220    5.125%, 8/01/23 - FSA Insured                                        8/09 at 102.00         AAA          1,239,947

        1,500   Hacienda La Puente Unified School District, Los Angeles               8/10 at 101.00         AAA          1,523,235
                 County, California, General Obligation Bonds, Election
                 of 2000, Series 2000A, 5.250%, 8/01/25 - MBIA Insured

        1,750   Lake Tahoe Unified School District, El Dorado County,                 8/09 at 100.00         AAA          1,770,335
                 California, General Obligation Bonds, Election of 1999,
                 Series A, 5.250%, 8/01/24 - FGIC Insured

        1,125   San Diego Unified School District, California, General                  No Opt. Call         AAA            425,520
                 Obligation Bonds, Election of 1998, Series 1999A,
                 0.000%, 7/01/21 - FGIC Insured

        2,500   San Francisco Community College District, California,                 6/10 at 102.00         Aaa          2,477,975
                 General Obligation Bonds, Series 2002A, 5.000%, 6/15/26 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 47.6%

                Anaheim Public Financing Authority, California, Subordinate
                Lease Revenue Bonds, Anaheim Public Improvements Project, Series
                1997C:
        5,130    0.000%, 9/01/18 - FSA Insured                                          No Opt. Call         AAA          2,352,054
        8,000    0.000%, 9/01/21 - FSA Insured                                          No Opt. Call         AAA          2,977,600

        5,250   California State Public Works Board, Lease Revenue Bonds,             1/06 at 100.00         AAA          5,390,700
                 Department of Corrections, California Substance Abuse
                 Treatment Facility and State Prison - Corcoran II,
                 Series 1996A, 5.250%, 1/01/21 - AMBAC Insured

        3,450   California State Public Works Board, Lease Revenue Bonds,            11/09 at 101.00         AAA          3,634,610
                 Department of Health Services, Richmond Laboratory
                 Project, Series 1999A, 5.750%, 11/01/24 - MBIA Insured

        5,000   Compton Community Redevelopment Agency, California,                   8/05 at 102.00         AAA          5,511,300
                 Tax Allocation Refunding Bonds, Merged Area Redevelopment
                 Projects, Series 1995A, 6.500%, 8/01/13 - FSA Insured

        4,000   Contra Costa County, California, Refunding Certificates              11/07 at 102.00         AAA          4,153,400
                 of Participation, Merrithew Memorial Hospital Replacement
                 Project, Series 1997, 5.500%, 11/01/22 - MBIA Insured

        1,835   Corona-Norco Unified School District, Riverside County,               9/12 at 100.00         AAA          1,831,403
                 California, Special Tax Bonds, Community Facilities
                 District 98-1, Series 2002, 5.100%, 9/01/32 -
                 AMBAC Insured

        6,000   El Monte, California, Senior Lien Certificates of                     1/11 at 100.00         AAA          6,056,460
                 Participation, Department of Public Services Facility -
                 Phase II, Series 2001, 5.000%, 1/01/21 - AMBAC Insured

        3,000   Galt Schools Joint Powers Authority, Sacramento County,              11/07 at 102.00         AAA          3,272,370
                 California, Revenue Refunding Bonds, High School and
                 Elementary School Facilities, Series 1997A,
                 5.875%, 11/01/24 - MBIA Insured

        5,000   Kern County Board of Education, California, Refunding                 5/08 at 102.00         AAA          5,029,000
                 Certificates of Participation, Series 1998A, 5.200%, 5/01/28 -
                 MBIA Insured

        5,000   La Quinta Redevelopment Agency, California, Tax Allocation            9/07 at 102.00         AAA          5,026,850
                 Refunding Bonds, Project Area 1, Series 1998,
                 5.200%, 9/01/28 - AMBAC Insured

        3,865   Los Angeles County Metropolitan Transportation Authority,             7/10 at 101.00         AAA          3,909,254
                 California, Proposition C Sales Tax Revenue Bonds, Second
                 Senior Lien, Series 2000A, 5.250%, 7/01/30 - FGIC Insured

        1,935   Menifee Union School District, Riverside County, California,          9/06 at 102.00         AAA          2,160,679
                 Certificates of Participation, School Project, Series 1996,
                 6.125%, 9/01/24 - FSA Insured

        2,690   Norwalk Community Facilities Financing Authority, Los Angeles         9/05 at 102.00         AAA          2,942,645
                 County, California, Tax Allocation Revenue Refunding Bonds,
                 Series 1995A, 6.000%, 9/01/15 - FSA Insured


                                       19


                            Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL) (continued)
                                    Portfolio of INVESTMENTS August 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,780   Pittsburg Redevelopment Agency, California, Tax Allocation              No Opt. Call         AAA       $  3,010,434
                 Refunding Bonds, Los Medanos Community Development
                 Project, Series 2003A, 5.000%, 8/01/12 - MBIA Insured

        2,000   Poway Redevelopment Agency, California, Tax Allocation               12/10 at 102.00         AAA          2,155,880
                 Refunding Bonds, Series 2000, 5.750%, 6/15/33 -
                 MBIA Insured

        5,000   San Bernardino Joint Powers Financing Authority, City of              9/09 at 102.00         AAA          5,332,300
                 San Bernardino, California, Refunding Certificates of
                 Participation, Police Station Project, 5.500%, 9/01/20 -
                 MBIA Insured

        3,500   San Francisco Bay Area Rapid Transit District, California,            7/09 at 101.00         AAA          3,634,120
                 Sales Tax Revenue Bonds, Series 1999, 5.500%, 7/01/34 -
                 FGIC Insured

        1,930   Santa Margarita/Dana Point Authority, Orange County,                    No Opt. Call         AAA          2,141,875
                 California, Revenue Bonds Refinancing, Improvement
                 Districts 1, 2, 2A and 8, Series 1994A, 7.250%, 8/01/05 -
                 MBIA Insured

                South Orange County Public Financing Authority, California,
                Special Tax Revenue Bonds, Foothill Area, Series 1994C:
        3,000    8.000%, 8/15/08 - FGIC Insured                                         No Opt. Call         AAA          3,713,940
        6,830    8.000%, 8/15/09 - FGIC Insured                                         No Opt. Call         AAA          8,594,530

        5,450   Visalia, California, Refunding Certificates of Participation,        12/06 at 102.00         AAA          5,567,720
                 Motor Vehicle License Fee Enhancement, Series 1996A,
                 5.375%, 12/01/26 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.8%

        6,500   Foothill-Eastern Transportation Corridor Agency, California,           1/10 at 65.32         AAA          2,976,285
                 Toll Road Refunding Revenue Bonds, Series 1999,
                 0.000%, 1/15/18 - MBIA Insured

        1,000   Foothill-Eastern Transportation Corridor Agency, California,          1/10 at 100.00         AAA            977,790
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 -
                 MBIA Insured

        5,000   San Francisco City and County Airports Commission,                    5/11 at 100.00         AAA          5,007,450
                 California, Revenue Refunding Bonds, San Francisco
                 International Airport, Second Series , Issue 27A,
                 5.250%, 5/01/31 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 20.5%

        3,425   Alameda County, California, Certificates of Participation,            9/06 at 102.00         AAA          3,906,521
                 Alameda County Public Facilities Corporation, Series 1991,
                 6.000%, 9/01/21 (Pre-refunded to 9/01/06) - MBIA Insured

        4,485   Alameda County, California, Certificates of Participation            12/03 at 102.00         AAA          4,628,699
                 Refunding, Santa Rita Jail Project, Series 1993,
                 5.700%, 12/01/14 (Pre-refunded to 12/01/03) - MBIA Insured

        3,000   Central Unified School District, Fresno County, California,           9/03 at 102.00         AAA          3,071,430
                 General Obligation Bonds, Election of 1992, Series 1993,
                 5.625%, 3/01/18 - AMBAC Insured

        3,000   Escondido Union High School District, San Diego County,              11/06 at 102.00         AAA          3,256,950
                 California, General Obligation Bonds, Election of 1996,
                 Series 1996, 5.700%, 11/01/10 - MBIA Insured

        4,320   Riverside County, California, Single Family Mortgage Revenue            No Opt. Call         AAA          5,968,210
                 Bonds, GNMA Mortgage-Backed  Securities Program,
                 Series 1987B, 8.625%, 5/01/16 (Alternative Minimum Tax)

        1,850   Sacramento City Unified School District, Sacramento County,           7/09 at 102.00         Aaa          2,156,527
                 California, General Obligation Bonds, Series 2000A,
                 5.750%, 7/01/18 (Pre-refunded to 7/01/09) - FGIC Insured

        3,500   Sacramento Municipal Utility District, California, Electric           8/06 at 102.00         AAA          3,946,565
                 Revenue Bonds, Series 1996J, 5.600%, 8/15/24 (Pre-refunded to 8/15/06) - AMBAC Insured

        9,000   San Francisco City and County Airports Commission,                    5/04 at 101.00         AAA          9,399,600
                 California, Revenue Bonds, San Francisco International
                 Airport, Second Series, Issue 8B, 6.100%, 5/01/20 (Pre-refunded to 5/01/04) - FGIC Insured

        1,450   Torrance, California, Hospital Revenue Bonds, Little Company         12/05 at 100.00         AAA          1,604,860
                 of Mary Hospital, Series 1985A, 7.100%, 12/01/15
                 (Pre-refunded to 12/01/05)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.8%

        3,740   California Pollution Control Financing Authority, Pollution           9/09 at 101.00         AAA          3,773,772
                 Control Revenue Refunding Bonds, Southern California
                 Edison Company, Series 1999B, 5.450%, 9/01/29 -
                 MBIA Insured

        3,215   Modesto Irrigation District, California, Revenue Refunding           10/06 at 102.00         AAA          3,606,973
                 Bonds, Series 1996A, 6.000%, 10/01/15 - MBIA Insured

        3,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          3,051,300
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       1,790   Sacramento City Financing Authority, California, Capital             12/09 at 102.00         AAA       $  1,985,951
                 Improvement Revenue Bonds, Solid Waste and
                 Redevelopment Projects, Series 1999, 5.800%, 12/01/19 -
                 AMBAC Insured

        3,500   Sacramento Municipal Utility District, California, Electric             No Opt. Call         AAA          3,778,915
                 Revenue Bonds, Series 2003R, 5.000%, 8/15/13 -
                 MBIA Insured

        1,950   Salinas Valley Solid Waste Authority, California, Revenue             8/12 at 100.00         AAA          1,957,079
                 Bonds, Series 2002, 5.250%, 8/01/27 (Alternative
                 Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 18.9%

        3,530   Castaic Lake Water Agency, California, Revenue Refunding                No Opt. Call         AAA          3,753,449
                 Certificates of Participation, Water System Improvement
                 Projects, Series 1994A, 8.000%, 8/01/04 - MBIA Insured

        2,975   Chino Basin Regional Financing Authority, California, Revenue         8/04 at 102.00         AAA          3,145,825
                 Bonds, Chino Basin Municipal Water District Sewer System
                 Project, Series 1994, 6.000%, 8/01/16 - AMBAC Insured

       12,000   Orange County Sanitation District, California, Certificates           8/13 at 100.00         AAA         11,754,960
                 of Participation, Series 2003, 5.000%, 2/01/33 (DD, settling
                 9/02/03) - FGIC Insured

        2,775   Pomona Public Financing Authority, California, Revenue Bonds,         5/09 at 101.00         AAA          2,878,730
                 Water Facilities Project, Series 1999AC, 5.500%, 5/01/29 -
                 FGIC Insured

        1,000   Sacramento County Sanitation Districts Financing Authority,          12/10 at 101.00         AAA          1,068,250
                 California, Revenue Bonds, Series 2000A, Sacramento
                 Regional County Sanitation District, 5.500%, 12/01/20 -
                 AMBAC Insured

        2,000   South San Joaquin Irrigation District, San Joaquin County,            1/04 at 102.00         AAA          2,045,800
                 California, Revenue Refunding Certificates of Participation,
                 Series 1993, 5.500%, 1/01/15 - AMBAC Insured

        5,410   Tulare, California, Sewer Revenue Bonds, Series 1996,                11/06 at 102.00         AAA          5,894,411
                 5.750%, 11/15/21 - MBIA Insured

                Yorba Linda Water District, California, Certificates of
                Participation, Highland Reservoir Renovation, Series 2003:
        2,010    5.000%, 10/01/28 (WI, settling 9/10/03) - FGIC Insured              10/13 at 100.00         AAA          1,985,839
        2,530    5.000%, 10/01/33 (WI, settling 9/10/03) - FGIC Insured              10/13 at 100.00         AAA          2,489,266
------------------------------------------------------------------------------------------------------------------------------------
$     286,700   Total Long-Term Investments (cost $267,897,010) - 153.2%                                                283,737,849
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (1.9)%                                                                   (3,557,189)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.3)%                                                        (95,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $185,180,660
                ====================================================================================================================


                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                    Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               **   Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

               (DD) Security purchased on a delayed delivery basis.

               (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                                       21


                            Nuveen California Premium Income Municipal Fund (NCU)
                            Portfolio of
                                    INVESTMENTS August 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.3%

$       1,500   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00        Baa2       $  1,142,415
                 Settlement Asset-Backed Bonds, Alameda County Tobacco
                 Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29

        3,910   California Statewide Financing Authority, Tobacco Settlement          5/12 at 100.00        Baa2          3,048,588
                 Asset-Backed Bonds, Pooled Tobacco Securitization Program,
                 Series 2002A, 5.625%, 5/01/29


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 2.0%

        1,500   University of California, Revenue Bonds, Multiple Purpose             5/13 at 100.00         AAA          1,578,420
                 Projects, Series 2003A, 5.125%, 5/15/17 (WI, settling
                 9/09/03) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 23.8%

        1,500   California Health Facilities Financing Authority, Revenue            12/09 at 101.00          A3          1,578,660
                 Bonds, Cedars-Sinai Medical Center, Series 1999A,
                 6.125%, 12/01/30

        5,150   California Health Facilities Financing Authority, Hospital           11/03 at 102.00         BB+          4,484,054
                 Revenue Bonds, Downey Community Hospital, Series 1993,
                 5.750%, 5/15/15

        1,500   California Infrastructure and Economic Development Bank,              8/11 at 102.00           A          1,485,420
                 Revenue Bonds, Kaiser Hospital Assistance I-LLC,
                 Series 2001A, 5.550%, 8/01/31

        1,185   California Statewide Community Development Authority,                 2/04 at 101.00          A3          1,200,962
                 Hospital Revenue Certificates of Participation, Cedars-
                 Sinai Medical Center, Series 1992, 6.500%, 8/01/15

        8,100   California Statewide Community Development Authority,                   No Opt. Call         AAA          8,036,091
                 Revenue Refunding Bonds, Sherman Oaks Project,
                 Series 1998A, 5.000%, 8/01/22 - AMBAC Insured

        2,000   Loma Linda, California, Hospital Revenue Bonds, Loma                 12/03 at 102.00          BB          1,963,400
                 Linda University Medical Center Project, Series 1993A,
                 6.000%, 12/01/06


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 16.2%

        2,000   California Statewide Community Development Authority,                 7/08 at 101.00         BBB          2,059,440
                 Revenue Refunding Bonds, Irvine Apartment Communities
                 Development, Series 1998A, 5.250%, 5/15/25
                 (Mandatory put 5/15/13)

        6,205   Los Angeles Community Redevelopment Agency, California,               6/05 at 105.00         AAA          6,646,982
                 Multifamily Housing Revenue Refunding Bonds, Angelus
                 Plaza Project, Series 1995A, 7.400%, 6/15/10

        3,815   Stanton, California, Multifamily Housing Revenue Bonds,               8/07 at 102.00         AAA          4,039,627
                 Continental Gardens Apartments, Series 1997,
                 5.625%, 8/01/29 (Alternative Minimum Tax) (Mandatory
                 put 8/01/09)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 5.8%

        1,520   California Housing Finance Agency, Single Family Mortgage             2/07 at 102.00         AAA          1,570,950
                 Bonds II, Series 1997A-1, 6.000%, 8/01/20 (Alternative
                 Minimum Tax) - MBIA Insured

          350   California Housing Finance Agency, Home Mortgage Revenue              8/04 at 102.00         Aa2            360,752
                 Bonds, Series 1994A, 6.550%, 8/01/26

        1,000   California Housing Finance Agency, Home Mortgage Revenue              8/05 at 102.00         AAA          1,013,480
                 Bonds, Series 1994F-3, 6.100%, 8/01/15 (Alternative Minimum
                 Tax) - MBIA Insured

        1,085   California Housing Finance Agency, Home Mortgage Revenue              2/07 at 102.00         AAA          1,124,982
                 Bonds, Series 1997B, 6.000%, 8/01/16 (Alternative Minimum
                 Tax) - MBIA Insured

          435   California Rural Home Mortgage Finance Authority, Single                No Opt. Call         AAA            473,698
                 Family Mortgage Revenue Bonds, Mortgage-Backed Securities
                 Program, Series 1996C, 7.500%, 8/01/27 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 18.1%

        4,000   State of California, General Obligation Veterans Welfare              6/04 at 101.00           A          3,926,800
                 Bonds, Series 1999BR, 5.300%, 12/01/29 (Alternative
                 Minimum Tax)

        1,750   State of California, General Obligation Refunding Bonds,              4/12 at 100.00          A3          1,705,673
                 Series 2002, 5.250%, 4/01/32

                State of California, General Obligation Bonds, Series 2003:
        1,055    5.250%, 2/01/21                                                      8/13 at 100.00          A3          1,066,753
        2,000    5.000%, 2/01/33                                                      8/13 at 100.00          A3          1,872,880


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       2,250   Los Angeles Unified School District, Los Angeles County,              7/13 at 100.00         AAA       $  2,262,892
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 7/01/22 - FSA Insured

        3,000   Pomona Unified School District, California, General Obligation        8/11 at 103.00         AAA          3,430,560
                 Refunding Bonds, Series 1997A, 6.150%, 8/01/15 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 40.3%

          985   Beverly Hills Public Financing Authority, California, Lease           6/13 at 100.00         Aaa          1,064,972
                 Revenue Refunding Bonds, Series 2003A, 5.250%, 6/01/15 -
                 MBIA Insured

        5,920   State Public Works Board of the State of California, Lease           11/09 at 101.00         AAA          6,276,325
                 Revenue Bonds, Department of Veterans Affairs of the State
                 of California, Southern California Veterans Home - Chula
                 Vista Facility, 1999 Series A, 5.600%, 11/01/19 -
                 AMBAC Insured

        2,345   Carlsbad, California, Limited Obligation Improvement Bonds,           9/03 at 101.00         N/R          2,227,539
                 Assessment District 96-1, Series 1998, 5.500%, 9/02/28

        3,500   Livermore Redevelopment Agency, California, Tax Allocation            8/11 at 100.00         AAA          3,455,200
                 Revenue Bonds, Livermore Redevelopment Project Area,
                 Series 2001A, 5.000%, 8/01/26 - MBIA Insured

        2,030   Los Angeles Community Redevelopment Agency, California,              12/03 at 102.00          BB          1,984,508
                 Tax Allocation Multifamily Housing Bonds, Grand Central
                 Square Project, Series 1993A, 5.750%, 12/01/13 (Alternative
                 Minimum Tax)

        2,000   Oakland Redevelopment Agency, California, Subordinate Lien            3/13 at 100.00         AAA          2,202,860
                 Tax Allocation Bonds, Central District Redevelopment Project,
                 Series 2003, 5.500%, 9/01/15 - FGIC Insured

        1,000   Poway Community Facilities District 88-1, California, Special         8/08 at 102.00         N/R          1,115,670
                 Tax Refunding Bonds, Parkway Business Centre, Series 1998,
                 6.500%, 8/15/09

        6,570   Sacramento City Finance Authority, California, Lease Revenue            No Opt. Call         AA-          7,010,387
                 Refunding Bonds, Series 1993B, 5.400%, 11/01/20

                San Marcos Public Facilities Authority, California, Revenue
                Refunding Bonds, Series 1998:
        1,500    5.800%, 9/01/18                                                      9/08 at 101.00        Baa3          1,553,565
        1,000    5.800%, 9/01/27                                                      9/08 at 101.00        Baa3          1,020,440

        2,050   Santa Barbara County, California, Certificates of Participation,     12/11 at 102.00         AAA          2,148,421
                 Series 2001, 5.250%, 12/01/19 - AMBAC Insured

        2,000   Vista, California, Mobile Home Park Revenue Bonds, Vista              3/09 at 102.00         N/R          1,830,420
                 Manor Mobile Home Park Project, Series 1999A, 5.750%, 3/15/29


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.4%

        3,000   California Infrastructure and Economic Development Bank,              7/13 at 100.00         AAA          3,017,190
                 Revenue Bonds, Bay Area Toll Bridges, First Lien,
                 Series 2003A, 5.000%, 7/01/22 - FSA Insured

        2,000   Foothill-Eastern Transportation Corridor Agency, California,          1/10 at 100.00        BBB-          1,779,160
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35

        2,750   San Francisco City and County Airports Commission,                    5/04 at 102.00         AAA          2,887,363
                 California, Revenue Bonds, San Francisco International
                 Airport, Second Series, Issue 5, 6.500%, 5/01/24 (Alternative
                 Minimum Tax) - FGIC Insured

        2,000   San Francisco City and County Airports Commission,                    5/06 at 102.00         AAA          2,064,600
                 California, Revenue Bonds, San Francisco International
                 Airport, Second Series, Issue 10A, 5.700%, 5/01/26
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 5.1%

        3,500   Puerto Rico Commonwealth, Public Improvement General                  7/10 at 100.00         AAA          3,996,790
                 Obligation Bonds, Series 2000, 5.750%, 7/01/21
                 (Pre-refunded to 7/01/10) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 12.2%

        1,000   California Pollution Control Financing Authority, Pollution          12/03 at 101.00         AAA          1,023,780
                 Control Revenue Bonds, Southern California Edison Company,
                 Series 1992B, 6.400%, 12/01/24 (Alternative Minimum Tax) -
                 FGIC Insured

        2,250   California Department of Water Resources, Power Supply                5/12 at 101.00          A3          2,272,050
                 Revenue Bonds, Series 2002A, 5.125%, 5/01/18


                                       23


                            Nuveen California Premium Income Municipal Fund (NCU) (continued)
                                    Portfolio of INVESTMENTS August 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       1,500   Merced Irrigation District, California, Revenue Refunding             9/05 at 102.00        Baa3        $ 1,561,260
                 Bonds, Electric System Project, Series 2001, 6.500%, 9/01/22

        4,580   Sacramento Municipal Utility District, California, Electric           8/12 at 100.00         AAA          4,760,727
                 Revenue Refunding Bonds, Series 2002Q, 5.250%, 8/15/20 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 12.6%

        5,000   Culver City, California, Wastewater Facilities Revenue Refunding      9/09 at 102.00         AAA          5,331,400
                 Bonds, Series 1999A, 5.700%, 9/01/29 - FGIC Insured

        3,495   Orange County Sanitation District, California, Certificates           8/13 at 100.00         AAA          3,608,098
                 of Participation, Series 2003, 5.250%, 2/01/21 - FGIC Insured

        1,000   Sacramento County Water Financing Authority, California,              6/13 at 100.00         AAA          1,005,678
                 Revenue Bonds, Agency Zones 40-41 System Projects,
                 Series 2003, 5.000%, 6/01/22 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     119,785   Total Long-Term Investments (cost $120,449,908) - 153.8%                                                121,271,882
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.7%                                                                        587,400
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (54.5)%                                                        (43,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 78,859,282
                ====================================================================================================================


               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares.

               * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               **   Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

               N/R  Investment is not rated.

               (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                                       24


                            Nuveen California Dividend Advantage Municipal Fund (NAC)
                            Portfolio of
                                    INVESTMENTS August 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.2%

$       5,000   California Statewide Community Development Authority,                11/09 at 102.00         N/R       $  5,140,200
                 Certificates of Participation, Pride Industries and Pride One,
                 Inc., Series 1999, 7.250%, 11/01/29

        5,200   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          4,203,992
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.250%, 6/01/33

                Northern California Tobacco Securitization Authority, Tobacco
                Settlement Asset-Backed Bonds, Series 2001A:
        2,500    5.250%, 6/01/31                                                      6/11 at 100.00         BBB          1,805,250
        4,500    5.375%, 6/01/41                                                      6/11 at 100.00         BBB          3,047,850

        4,090   Southern California Tobacco Securitization Authority,                 6/12 at 100.00         BBB          3,774,293
                 Tobacco Settlement Asset-Backed Bonds, Senior
                 Series 2001A, 5.250%, 6/01/27


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 10.7%

          615   California Statewide Community Development Authority,                10/13 at 100.00         N/R            601,808
                 Revenue Bonds, Notre Dame de Namur University,
                 Series 2003, 6.500%, 10/01/23

        3,000   Long Beach Bond Financing Authority, California, Lease               11/11 at 100.00         AAA          3,253,620
                 Revenue Refunding Bonds, Long Beach Aquarium of the
                 South Pacific, Series 2001, 5.500%, 11/01/17 -
                 AMBAC Insured

          700   University of California, Certificates of Participation,              1/10 at 101.00         Aa2            712,005
                 San Diego and Sacramento Campus Projects, Series 2002A,
                 5.250%, 1/01/22

        6,000   University of California, Revenue Bonds, Multiple Purpose             9/08 at 101.00         Aa2          6,349,200
                 Projects, Series 2000K, 5.000%, 9/01/12

                University of California, Revenue Bonds, Multiple Purpose
                Projects, Series 2002O:
       10,770    5.000%, 9/01/20 - FGIC Insured                                       9/10 at 101.00         AAA         10,961,491
       11,305    5.000%, 9/01/21 - FGIC Insured                                       9/10 at 101.00         AAA         11,431,616

        3,500   University of California, Revenue Bonds, Multiple Purpose             5/13 at 100.00         AAA          3,682,980
                 Projects, Series 2003A, 5.125%, 5/15/17 (WI, settling
                 9/09/03) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 14.0%

        8,400   California Health Facilities Financing Authority, Revenue            10/08 at 101.00           A          8,657,544
                 Bonds, Kaiser Permanente, Series 1998B, 5.250%, 10/01/14
                 (Optional put 10/01/08)

       15,000   California Health Facilities Financing Authority, Revenue            12/09 at 101.00          A3         15,786,600
                 Bonds, Cedars-Sinai Medical Center, Series 1999A,
                 6.125%, 12/01/30

        8,000   Central California Joint Powers Health Financing                      2/10 at 101.00         BBB          8,091,680
                 Authority, Certificates of Participation, Community Hospitals
                 of Central California Obligated Group Project, Series 2000,
                 6.000%, 2/01/30

       10,500   Duarte, California, Certificates of Participation, City of Hope       4/09 at 101.00         BBB          9,853,200
                 National Medical Center, Series 1999A, 5.250%, 4/01/31

        3,415   Upland, California, Certificates of Participation, San Antonio        1/04 at 102.00           A          3,502,595
                 Community Hospital, Series 1993, 5.250%, 1/01/08

        2,500   Whittier, California, Health Facility Revenue Bonds,                  6/12 at 101.00          A-          2,512,000
                 Presbyterian Intercommunity Hospital, Series 2002,
                 5.600%, 6/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 15.3%

       15,000   California Statewide Community Development Authority,                 7/08 at 101.00         BBB         15,889,350
                 Revenue Refunding Bonds, Irvine Apartment Communities
                 Development, Series 1998A, 4.900%, 5/15/25 (Mandatory
                 put 5/15/08)

       10,000   California Statewide Community Development Authority,                   No Opt. Call        BBB+         10,583,900
                 Multifamily Housing Refunding Bonds, Archstone Pelican
                 Point Apartments, Archstone Communities Trust,
                 Series 1999H, 5.300%, 6/01/29 (Mandatory put 6/01/08)

        5,250   California Statewide Community Development Authority,                 8/12 at 105.00         Aaa          5,831,175
                 GNMA Collateralized Housing Revenue Refunding Bonds,
                 Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37


                                       25


                            Nuveen California Dividend Advantage Municipal Fund (NAC) (continued)
                                    Portfolio of INVESTMENTS August 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       5,000   Contra Costa County, California, Multifamily Housing Revenue          6/09 at 102.00         N/R        $ 4,824,550
                 Bonds, Delta View Apartments Project, Series 1999C,
                 6.750%, 12/01/30 (Alternative Minimum Tax)

       15,000   Housing Authority of the County of San Bernardino,                      No Opt. Call        BBB+         15,799,650
                 California, Multifamily Housing Revenue Refunding Bonds,
                 Equity Residential/Redlands Lawn and Tennis Apartments,
                 Issue 1999A, 5.200%, 6/15/29 (Mandatory put 6/15/09)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.2%

        3,985   California Housing Finance Agency, Single Family Mortgage              2/09 at 31.14         AAA            862,872
                 Bonds II, Series 1999D2, 0.000%, 2/01/29 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.4%

        8,500   Riverside County Public Financing Authority, California,              5/09 at 101.00        BBB-          8,296,255
                 Certificates of Participation, Air-Force Village West,
                 Series 1999, 5.800%, 5/15/29


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 21.1%

                State of California, General Obligation Refunding Bonds,
                Series 2002:
        8,000    5.000%, 2/01/12                                                        No Opt. Call          A3          8,371,200
        6,435    6.000%, 4/01/16 - AMBAC Insured                                        No Opt. Call         AAA          7,391,498

                State of California, General Obligation Bonds, Series 2003:
        2,595    5.250%, 2/01/15                                                      8/13 at 100.00          A3          2,714,370
        5,200    5.250%, 2/01/20                                                      8/13 at 100.00          A3          5,282,212
        2,300    5.000%, 2/01/22                                                      8/13 at 100.00          A3          2,252,482

        3,000   Contra Costa County Community College District, California,           8/12 at 100.00         AAA          3,022,530
                 General Obligation Bonds, Series 2002, 4.900%, 8/01/20 -
                 FGIC Insured

        1,000   Los Angeles Community College District, Los Angeles County,           8/11 at 100.00         AAA            991,200
                 California, General Obligation Bonds, Election of 2001,
                 Series 2001A, 5.000%, 6/01/26 - MBIA Insured

       18,500   Los Angeles Unified School District, California, General              7/09 at 101.00         AAA         18,742,350
                 Obligation Bonds, Election of 1997, Series 1999C,
                 5.250%, 7/01/24 - MBIA Insured

       10,845   Los Angeles Unified School District, California, General              7/12 at 100.00         AAA         11,105,063
                 Obligation Bonds, Election of 1997, Series 2002E,
                 5.000%, 7/01/19 - MBIA Insured

        1,750   Oakland Unified School District, Alameda County, California,          8/08 at 101.00         AAA          1,766,818
                 General Obligation Bonds, Series 2001, 5.125%, 8/01/21 -
                 FSA Insured

        5,000   San Diego Unified School District, San Diego County,                  7/13 at 101.00         AAA          5,229,000
                 California, General Obligation Bonds, Series 2003E,
                 5.250%, 7/01/20 - FSA Insured

        2,700   Ventura County Community College District, California,                8/12 at 101.00         AAA          2,863,593
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/15 -
                 MBIA Insured

        3,605   West Contra Costa Unified School District, Contra Costa               8/11 at 101.00         AAA          3,644,943
                 County, California, General Obligation Bonds, Series 2003B,
                 5.000%, 8/01/21 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 35.8%

                Brentwood Infrastructure Financing Authority, Contra Costa
                County, California, Capital Improvement Revenue Bonds, Series
                2001:
        1,110    5.375%, 11/01/18 - FSA Insured                                      11/11 at 100.00         AAA          1,187,156
        1,165    5.375%, 11/01/19 - FSA Insured                                      11/11 at 100.00         AAA          1,239,968

        1,990   Brentwood Infrastructure Financing Authority, California,             9/12 at 100.00         AAA          2,004,268
                 Infrastructure Revenue Refunding Bonds, Series 2002A,
                 5.125%, 9/02/24 - FSA Insured

        3,515   Dinuba Redevelopment Agency, California, Tax Allocation               9/11 at 102.00         AAA          3,506,634
                 Refunding Bonds, Redevelopment Project 2, Series 2001,
                 4.875%, 9/01/21 - MBIA Insured

        3,490   Fontana, California, Senior Special Tax Refunding Bonds,              9/08 at 102.00         AAA          3,696,922
                 Heritage Village Community Facilities District 2 Project,
                 Series 1998A, 5.250%, 9/01/17 - MBIA Insured

        3,980   Garden Grove, California, Certificates of Participation,              3/12 at 101.00         AAA          4,200,691
                 Financing Project, Series 2002A, 5.500%, 3/01/22 -
                 AMBAC Insured

        2,000   Lee Lake Water District, Riverside County, California, Special        9/13 at 102.00         N/R          2,047,720
                 Tax Bonds, Community Facilities District 1 of Sycamore
                 Creek, Series 2003, 6.500%, 9/01/24


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,200   Lincoln Community Facilities District No. 2003-1, California,         9/13 at 102.00         N/R        $ 2,271,280
                 Special Tax Bonds, Series A, Lincoln Crossing Project,
                 6.500%, 9/01/25

        5,500   Los Angeles County, California, Refunding Certificates of             9/08 at 101.00         AAA          5,286,875
                 Participation, Disney Parking Project, Series 1998,
                 4.750%, 3/01/23 - AMBAC Insured

        5,000   Los Angeles County Metropolitan Transportation Authority,             7/08 at 101.00         AAA          4,953,100
                 California, Proposition C Sales Tax Revenue Refunding Bonds,
                 Second Senior Lien, Series 1998A, 5.000%, 7/01/23 -
                 AMBAC Insured

       10,000   Los Angeles County Public Works Financing Authority,                 10/07 at 101.00          AA         10,307,900
                 California, Revenue Bonds, Los Angeles County Regional
                 Park and Open Space District, Series 1997A,
                 5.000%, 10/01/16

        9,200   Norco Redevelopment Agency, California, Tax Allocation                3/11 at 102.00         AAA          9,406,080
                 Refunding Bonds, Project Area 1, Series 2001,
                 5.000%, 3/01/19 - MBIA Insured

        4,670   Oakland Joint Power Financing Authority, California,                    No Opt. Call         AAA          5,223,395
                 Lease Revenue Refunding Bonds, Oakland Convention
                 Centers, Series 2001, 5.500%, 10/01/14 - AMBAC Insured

        3,290   Oakland Redevelopment Agency, California, Subordinate                 3/13 at 100.00         AAA          3,602,122
                 Lien Tax Allocation Bonds, Central District Redevelopment
                 Project, Series 2003, 5.500%, 9/01/16 - FGIC Insured

        4,000   Orange County Local Transportation Authority, California,               No Opt. Call         AAA          4,512,760
                 Limited Sales Tax Revenue Refunding Bonds, Measure M,
                 Second Senior Series 1997A, 5.700%, 2/15/08 -
                 AMBAC Insured

        5,600   Palm Springs Financing Authority, California, Lease Revenue          11/11 at 101.00         AAA          5,632,928
                 Refunding Bonds, Convention Center Project, Series 2001A,
                 5.000%, 11/01/22 - MBIA Insured

        8,100   Poway Redevelopment Agency, California, Tax Allocation               12/10 at 102.00         AAA          8,731,314
                 Refunding Bonds, Series 2000, 5.750%, 6/15/33 -
                 MBIA Insured

        1,055   Poway Redevelopment Agency, California, Tax Allocation               12/11 at 101.00         AAA          1,137,301
                 Refunding Bonds, Paguay Redevelopment Project, Series
                 2001, 5.375%, 12/15/16 - AMBAC Insured

        2,000   Puerto Rico Public Finance Corporation, Commonwealth                  8/11 at 100.00         AAA          2,171,360
                 Appropriation Bonds, Series 2001A, 5.500%, 8/01/19 -
                 MBIA Insured

        1,860   Riverside Redevelopment Agency, California, Tax Allocation            8/13 at 100.00         AAA          1,909,867
                 Refunding Bonds, Merged Project Areas, Series 2003,
                 5.250%, 8/01/22 - MBIA Insured

        7,800   Riverside County Public Financing Authority, California,                No Opt. Call         N/R          8,279,622
                 Reassessment Revenue Bonds, Rancho Village Project/AD
                 No. 159, Junior Lien, 1999 Series B, 6.000%, 9/02/07

        1,725   Rohnert Park Finance Authority, California, Rancho Feliz Mobile       9/13 at 100.00         BBB          1,667,006
                 Home Park Revenue Bonds, Senior Lien, Series 2003A,
                 5.750%, 9/15/38 (WI, settling 9/11/03)

        1,120   Rohnert Park Finance Authority, California, Rancho Feliz              9/13 at 100.00         N/R          1,094,912
                 Mobile Home Park Revenue Bonds, Subordinate Lien,
                 Series 2003B, 6.625%, 9/15/38 (WI, settling 9/11/03)

        2,500   Sacramento City Financing Authority, California, Lease                  No Opt. Call         AAA          2,706,025
                 Revenue Refunding Bonds, Series 1993A,
                 5.400%, 11/01/20 - AMBAC Insured

        1,205   San Francisco City and County, California, Certificates               9/09 at 101.00         AAA          1,199,445
                 of Participation, 30 Van Ness Avenue Property, Series 2001A,
                 4.600%, 9/01/18 - MBIA Insured

       24,060   San Jose Redevelopment Agency, California, Tax Allocation             8/08 at 102.00           A         23,640,875
                 Bonds, Merged Area Redevelopment Project, Series 1998,
                 5.250%, 8/01/29

        2,810   West Patterson Financing Authority, California, Community             9/13 at 103.00         N/R          2,810,000
                 Facilities District 01-1 Special Tax Bonds, Series 2003B,
                 7.000%, 9/01/38 (WI, settling 9/16/03)


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 20.3%

        8,150   Foothill-Eastern Transportation Corridor Agency, California,          1/10 at 101.00        BBB-          8,200,530
                 Toll Road Refunding Revenue Bonds, Series 1999,
                 5.750%, 1/15/40

        8,515   Los Angeles Harbors Department, California, Revenue Refunding         8/11 at 100.00         AAA          8,900,730
                 Bonds, Series 2001B, 5.500%, 8/01/18 (Alternative Minimum
                 Tax) - AMBAC Insured

       23,000   Port of Oakland, California, Revenue Bonds, Series 2000K,             5/10 at 100.00         AAA         23,894,010
                 5.750%, 11/01/29 (Alternative Minimum Tax) - FGIC Insured


                                       27


                            Nuveen California Dividend Advantage Municipal Fund (NAC) (continued)
                                    Portfolio of INVESTMENTS August 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       5,000   San Francisco City and County Airports Commission,                    5/06 at 101.00         AAA        $ 5,158,900
                 California, Revenue Bonds, San Francisco International
                 Airport, Second Series, Issue 13B, 5.625%, 5/01/21
                 (Alternative Minimum Tax) - MBIA Insured

       23,275   San Francisco City and County Airports Commission,                    5/10 at 101.00         AAA         24,252,550
                 California, Revenue Bonds, San Francisco International
                 Airport, Second Series, Issue 24A, 5.750%, 5/01/30
                 (Alternative Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 2.8%

        3,600   Los Angeles Unified School District, California, General              7/10 at 100.00         AAA          4,095,504
                 Obligation Bonds, Election of 1997, Series 2000D,
                 5.625%, 7/01/14 (Pre-refunded to 7/01/10)

        5,000   Puerto Rico Commonwealth, Public Improvement General                  7/10 at 100.00         AAA          5,709,700
                 Obligation Bonds, Series 2000, 5.750%, 7/01/16
                 (Pre-refunded to 7/01/10) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.2%

        9,750   California Department of Water Resources, Power Supply                5/12 at 101.00          A3          9,845,550
                 Revenue Bonds, Series 2002A, 5.125%, 5/01/18

        7,000   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          7,222,250
                 Power System Revenue Bonds, Series 2001A-1,
                 5.250%, 7/01/21 - FSA Insured

        8,370   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          8,900,993
                 Power System Revenue Refunding Bonds, Series 2001A-2,
                 5.375%, 7/01/19 - MBIA Insured

        7,000   Merced Irrigation District, California, Revenue Refunding             9/05 at 102.00        Baa3          7,322,910
                 Bonds, Electric System Project, Series 2001, 6.750%, 9/01/31

        5,630   Southern California Public Power Authority, Subordinate               7/12 at 100.00         AAA          5,647,791
                 Revenue Refunding Bonds, Transmission Project,
                 Series 2002A, 4.750%, 7/01/19 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 11.3%

       11,000   California Department of Water Resources, Water System               12/11 at 100.00         AAA         11,282,810
                 Revenue Bonds, Central Valley Project, Series 2001W,
                 5.250%, 12/01/22 - FSA Insured

       14,000   Orange County Water District, California, Revenue Certificates        8/09 at 101.00         AA+         14,262,360
                 of Participation, Series 1999A, 5.375%, 8/15/29

        8,250   Pico Rivera Water Authority, California, Revenue Bonds,              12/11 at 102.00         N/R          8,220,464
                 Series 2001A, 6.250%, 12/01/32

        5,115   San Francisco City and County Public Utilities Commission,           11/12 at 100.00         AAA          5,279,907
                 California, Water Revenue Bonds, Series 2002A,
                 5.000%, 11/01/18 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     512,260   Total Long-Term Investments (cost $509,460,322) - 150.3%                                                521,457,420
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.1%                                                                        461,079
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.4)%                                                       (175,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $346,918,499
                ====================================================================================================================


               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               **   Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

               N/R  Investment is not rated.

               (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                                       28


                            Nuveen California Dividend Advantage Municipal Fund 2 (NVX)
                            Portfolio of
                                    INVESTMENTS August 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.7%

$       4,625   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00        Baa2        $ 3,325,098
                 Settlement Asset-Backed Bonds, Stanislaus County Tobacco
                 Funding Corporation, Series 2002A, 5.500%, 6/01/33

        3,200   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          2,587,072
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.250%, 6/01/33

        3,000   Northern California Tobacco Securitization Authority, Tobacco         6/11 at 100.00         BBB          2,031,900
                 Settlement Asset-Backed Bonds, Series 2001A,
                 5.375%, 6/01/41

        2,800   Southern California Tobacco Securitization Authority, Tobacco         6/12 at 100.00         BBB          1,995,280
                 Settlement Asset-Backed Bonds, Senior Series 2001A,
                 5.500%, 6/01/36


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 19.9%

        2,000   California Educational Facilities Authority, Revenue Bonds,           6/11 at 101.00         AAA          2,031,540
                 Stanford University, Series 2001Q, 5.250%, 12/01/32

       15,000   California Educational Facilities Authority, Student Loan             3/08 at 102.00         Aaa         15,430,350
                 Revenue Bonds, California Loan Program, Series 2001A,
                 5.400%, 3/01/21 (Alternative Minimum Tax) - MBIA Insured

                California State Public Works Board, Lease Revenue Bonds,
                University of California System, Series 2002A:
        8,880    5.375%, 10/01/16 - FSA Insured                                      10/12 at 100.00         AAA          9,525,931
       10,570    5.375%, 10/01/18 - FSA Insured                                      10/12 at 100.00         AAA         11,192,573

          620   California Statewide Community Development Authority,                10/13 at 100.00         N/R            606,701
                 Revenue Bonds, Notre Dame de Namur University,
                 Series 2003, 6.500%, 10/01/23

        3,000   Long Beach Bond Financing Authority, California, Lease               11/11 at 101.00         AAA          3,024,750
                 Revenue Refunding Bonds, Long Beach Aquarium of the
                 South Pacific, Series 2001, 5.250%, 11/01/30 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.2%

        2,000   California Health Facilities Financing Authority, Revenue             4/12 at 100.00        BBB+          2,033,800
                 Bonds, Casa Colina, Inc., Series 2001, 6.000%, 4/01/22

          500   California Infrastructure and Economic Development Bank,              8/11 at 102.00           A            495,140
                 Revenue Bonds, Kaiser Hospital Assistance I-LLC,
                 Series 2001A, 5.550%, 8/01/31

        6,000   California Statewide Community Development Authority,                   No Opt. Call         AAA          5,952,660
                 Revenue Refunding Bonds, Sherman Oaks Project,
                 Series 1998A, 5.000%, 8/01/22 - AMBAC Insured

        5,355   California Statewide Community Development Authority,                   No Opt. Call           A          5,605,025
                 Revenue Bonds, Kaiser Permanente System, Series 2002E,
                 4.700%, 11/01/36 (Mandatory put 6/01/09)

        2,185   California Statewide Community Development Authority,                   No Opt. Call          A-          2,417,855
                 Health Facility Revenue Refunding Bonds, Memorial Health
                 Services, Series 2003A, 6.000%, 10/01/11

        3,000   Central California Joint Powers Health Financing Authority,           2/10 at 101.00         BBB          3,034,380
                 Certificates of Participation, Community Hospitals of Central
                 California Obligated Group Project, Series 2000,
                 6.000%, 2/01/30

        2,500   Torrance, California, Revenue Bonds, Torrance Memorial                6/11 at 101.00          A+          2,490,950
                 Medical Center, Series 2001A, 5.500%, 6/01/31

        1,500   Whittier, California, Health Facility Revenue Bonds,                  6/12 at 101.00          A-          1,507,200
                 Presbyterian Intercommunity Hospital, Series 2002,
                 5.600%, 6/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 7.1%

        5,962   California Statewide Community Development Authority,                 6/11 at 102.00         AAA          6,200,659
                 Multifamily Housing Revenue Refunding Bonds, Claremont
                 Village Apartments, Series 2001D, 5.500%, 6/01/31
                 (Alternative Minimum Tax) (Mandatory put 6/01/16)

        3,500   California Statewide Community Development Authority,                 8/12 at 105.00         Aaa          3,887,450
                 GNMA Collateralized Housing Revenue Refunding Bonds,
                 Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37


                                       29


                            Nuveen California Dividend Advantage Municipal Fund 2 (NVX) (continued)
                                    Portfolio of INVESTMENTS August 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       4,650   San Francisco Redevelopment Agency, California, GNMA                 10/11 at 100.00         Aaa        $ 4,729,143
                 Collateralized Multifamily Housing Revenue Bonds, Kokoro
                 Assisted Living Facility, Series 2001A, 5.675%, 4/20/43


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.5%

        5,260   California Rural Home Mortgage Finance Authority, Single              6/11 at 102.00         AAA          5,317,650
                 Family Mortgage Revenue Bonds, Mortgage-Backed Securities
                 Program, Series 2001A, 5.650%, 12/01/31 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 0.7%

        1,550   California Health Facilities Financing Authority, Revenue             1/13 at 100.00         BBB          1,524,565
                 Bonds, Northern California Retired Officers Community
                 Corporation - Paradise Valley Estates, Series 2002,
                 5.125%, 1/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 29.9%

        5,000   State of California, General Obligation Refunding Bonds,                No Opt. Call          A3          5,232,000
                 Series 2002, 5.000%, 2/01/12

        7,225   State of California, General Obligation Veterans Welfare              6/06 at 101.00         AAA          7,307,076
                 Bonds, Series 2001BV, 5.600%, 12/01/32 - FSA Insured

                State of California, General Obligation Bonds, Series 2003:
        3,000    5.250%, 2/01/20                                                      8/13 at 100.00          A3          3,047,430
        1,400    5.250%, 2/01/21                                                      8/13 at 100.00          A3          1,415,596
        1,400    5.000%, 2/01/21                                                      8/13 at 100.00          A3          1,381,520

        3,615   Colton Joint Unified School District, San Bernardino County,          8/12 at 102.00         AAA          3,842,239
                 California, General Obligation Bonds, Series 2002A,
                 5.500%, 8/01/22 - FGIC Insured

                Contra Costa County Community College District, California,
                General Obligation Bonds, Series 2002:
        3,005    5.000%, 8/01/21 - FGIC Insured                                       8/12 at 100.00         AAA          3,038,295
        3,300    5.000%, 8/01/22 - FGIC Insured                                       8/12 at 100.00         AAA          3,317,556

        8,330   Los Angeles Unified School District, California, General              7/10 at 100.00         AAA          8,583,315
                 Obligation Bonds, Election of 1997, Series 2000D,
                 5.375%, 7/01/25 - FGIC Insured

       10,840   Los Angeles Unified School District, California, General              7/12 at 100.00         AAA         11,099,943
                 Obligation Bonds, Election of 1997, Series 2002E,
                 5.000%, 7/01/19 - MBIA Insured

        1,250   Los Angeles Unified School District, Los Angeles County,              7/13 at 100.00         AAA          1,303,075
                 California, General Obligation Bonds, Series 2003A,
                 5.250%, 7/01/20 - FSA Insured

        4,050   Santa Rosa High School District, Sonoma County,                       5/11 at 101.00         AAA          4,132,944
                 California, General Obligation Bonds, Series 2001,
                 5.300%, 5/01/26 - FGIC Insured

        1,160   Saugus Union School District, Los Angeles County, California,         8/12 at 100.00         AAA          1,172,853
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/21 -
                 FGIC Insured

        7,600   Southwestern Community College District, San Diego County,            8/11 at 101.00         AAA          7,822,072
                 California, General Obligation Bonds, Series 2001,
                 5.375%, 8/01/25 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 42.7%

        9,000   Anitoch Area Public Facilities Financing Agency, California,          8/11 at 100.00         AAA          9,139,410
                 Special Tax Bonds, Community Facilities District 1989-1,
                 Series 2001, 5.250%, 8/01/25 - MBIA Insured

        4,000   Daly City Housing Development Financing Agency, California,          12/13 at 102.00          A-          4,036,960
                 Mobile Home Park Revenue Bonds, Franciscan Mobile Home
                 Park Project, Series 2002A, 5.850%, 12/15/32

        4,845   Encinitas Public Financing Authority, California, Lease Revenue       4/08 at 102.00         AAA          4,885,020
                 Bonds, Acquisition Project, Series 2001A, 5.250%, 4/01/31 -
                 MBIA Insured

        5,000   Industry Urban Development Agency, California, Tax Allocation         5/07 at 101.50         AAA          5,368,450
                 Refunding Bonds, Civic, Recreational and Industrial
                 Redevelopment Project 1, Series 2002, 5.500%, 5/01/19 -
                 MBIA Insured

        2,000   Lake Elsinore Public Financing Authority, California, Local          10/13 at 102.00         N/R          1,936,600
                 Agency Revenue Refunding Bonds, Series 2003H,
                 6.000%, 10/01/20

        1,265   Lee Lake Water District, Riverside County, California,                9/13 at 102.00         N/R          1,295,183
                 Special Tax Bonds, Community Facilities District 1 of
                 Sycamore Creek, Series 2003, 6.500%, 9/01/24

        1,320   Lincoln Community Facilities District No. 2003-1, California,         9/13 at 102.00         N/R          1,362,768
                 Special Tax Bonds, Series A, Lincoln Crossing Project,
                 6.500%, 9/01/25

        8,000   Los Angeles County Metropolitan Transportation Authority,             7/08 at 101.00         AAA          7,924,960
                 California, Proposition C Sales Tax Revenue Refunding Bonds,
                 Second Senior Lien, Series 1998A, 5.000%, 7/01/23 -
                 AMBAC Insured


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       5,000   Los Angeles County Metropolitan Transportation Authority,               No Opt. Call         AAA       $  5,495,450
                 California, Proposition C Sales Tax Revenue Refunding Bonds,
                 Second Senior Lien, Series 2003A, 5.250%, 7/01/13 -
                 MBIA Insured

        3,295   Oakland Redevelopment Agency, California, Subordinate Lien            3/13 at 100.00         AAA          3,607,597
                 Tax Allocation Bonds, Central District Redevelopment Project,
                 Series 2003, 5.500%, 9/01/16 - FGIC Insured

        2,000   Orange County, California, Special Tax Bonds, Community               8/11 at 101.00         N/R          1,901,800
                 Facilities District 02-1 of Ladera Ranch, Series 2003A,
                 5.550%, 8/15/33

        4,400   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call        BBB+          4,852,320
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26

        6,000   Riverside County Redevelopment Agency, California, Tax               10/11 at 102.00         AAA          6,061,500
                 Allocation Bonds, Jurupa Valley Project Area, Series 2001,
                 5.250%, 10/01/35 - AMBAC Insured

        1,055   Rohnert Park Finance Authority, California, Rancho Feliz              9/13 at 100.00         BBB          1,019,531
                 Mobile Home Park Revenue Bonds, Senior Lien, Series 2003A,
                 5.750%, 9/15/38 (WI, settling 9/11/03)

          700   Rohnert Park Finance Authority, California, Rancho Feliz              9/13 at 100.00         N/R            684,320
                 Mobile Home Park Revenue Bonds, Subordinate Lien,
                 Series 2003B, 6.625%, 9/15/38 (WI, settling 9/11/03)

                Santa Clara Valley Transportation Authority, California, Sales
                Tax Revenue Bonds, Series 2001A:
       16,090    5.000%, 6/01/25 - MBIA Insured                                       6/11 at 100.00         AAA         15,972,704
        4,000    5.000%, 6/01/26 - MBIA Insured                                       6/11 at 100.00         AAA          3,964,800

        1,930   West Patterson Financing Authority, California, Community             9/13 at 103.00         N/R          1,930,000
                 Facilities District 01-1 Special Tax Bonds, Series 2003B,
                 6.750%, 9/01/30 (WI, settling 9/16/03)

        3,045   Yucaipa Redevelopment Agency, California, Mobile Home                 5/11 at 102.00         N/R          3,064,610
                 Park Revenue Bonds, Rancho del Sol and Grandview,
                 Series 2001A, 6.750%, 5/15/36

        5,100   Yucaipa, California, Special Tax Bonds, Chapman Heights               9/09 at 102.00         N/R          4,899,315
                 Community Facilities District 98-1, Series 1998,
                 6.000%, 9/01/28


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 10.8%

        7,000   Foothill-Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          4,833,990
                 Toll Road Refunding Revenue Bonds, Series 1999,
                 0.000%, 1/15/27

        5,585   Port of Oakland, California, Revenue Bonds, Series 2002N,            11/12 at 100.00         AAA          5,722,950
                 5.000%, 11/01/16 (Alternative Minimum Tax) -
                 MBIA Insured

        3,840   Sacramento-Yolo Port District, Sacramento and Yolo Counties,          7/08 at 101.00        Baa2          3,888,000
                 California, Port Facilities Improvement and Revenue
                 Refunding Bonds, Series 2001, 5.125%, 7/01/14

        2,000   San Francisco City and County Airports Commission, California,        5/12 at 100.00         AAA          2,050,960
                 Revenue Refunding Bonds, San Francisco International Airport,
                 Second Series, Issue 28A, 5.250%, 5/01/17 (Alternative
                 Minimum Tax) - MBIA Insured

                San Francisco City and County Airports Commission, California,
                Revenue Bonds, San Francisco International Airport, Second
                Series, Issue 29A:
        2,430    5.250%, 5/01/18 (Alternative Minimum Tax) - FGIC Insured             5/13 at 100.00         AAA          2,478,770
        2,555    5.250%, 5/01/19 (Alternative Minimum Tax) - FGIC Insured             5/13 at 100.00         AAA          2,582,824

        1,000   San Francisco City and County Airports Commission,                    5/13 at 100.00         AAA          1,052,120
                 California, Revenue Bonds, San Francisco International
                 Airport, Second Series, Issue 29B, 5.125%, 5/01/17 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 6.9%

        3,000   California Pollution Control Financing Authority, Pollution           4/11 at 102.00         AAA          3,161,550
                 Control Revenue Refunding Bonds, Pacific Gas and Electric
                 Company, Series 1996A Remarketed, 5.350%, 12/01/16
                 (Alternative Minimum Tax) - MBIA Insured

        6,000   California Department of Water Resources, Power Supply                5/12 at 101.00          A3          6,058,800
                 Revenue Bonds, Series 2002A, 5.125%, 5/01/18

        1,000   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA          1,001,860
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/23 - MBIA Insured

        3,000   Merced Irrigation District, California, Revenue Refunding             9/05 at 102.00        Baa3          3,143,790
                 Bonds, Electric System Project, Series 2001,
                 6.850%, 9/01/36

        1,000   Merced Irrigation District, California, Revenue Certificates          9/05 at 103.00        Baa3          1,054,330
                 of Participation, Electric System Project, Series 2002,
                 6.500%, 9/01/34


                                       31


                            Nuveen California Dividend Advantage Municipal Fund 2 (NVX) (continued)
                                    Portfolio of INVESTMENTS August 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 12.0%

$       2,740   California Department of Water Resources, Water System               12/12 at 100.00         AAA        $ 2,828,968
                 Revenue Bonds, Central Valley Project, Series 2002Z,
                 5.000%, 12/01/18 - FGIC Insured

        4,900   East Bay Municipal Utility District, Alameda and Contra               6/11 at 100.00         AAA          4,856,880
                 Costa Counties, California, Water System Subordinated
                 Revenue Bonds, Series 2001, 5.000%, 6/01/26 -
                 MBIA Insured

        6,885   San Diego Public Facilities Financing Authority, California,          8/12 at 100.00         AAA          6,961,285
                 Subordinate Lien Water Revenue Bonds, Series 2002,
                 5.000%, 8/01/21 - MBIA Insured

       10,000   San Francisco City and County Public Utilities Commission,            4/13 at 100.00         AAA         10,416,299
                 California, Clean Water Revenue Refunding Bonds,
                 Series 2003A, 5.250%, 10/01/20 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     309,812   Total Long-Term Investments (cost $311,202,914) - 148.4%                                                311,140,260
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 4.1%                                                                      8,582,097
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.5)%                                                       (110,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $209,722,357
                ====================================================================================================================


               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               **   Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

               N/R  Investment is not rated.

               (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                                       32


                            Nuveen California Dividend Advantage Municipal Fund 3 (NZH)
                            Portfolio of
                                    INVESTMENTS August 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.9%

$      11,240   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00        Baa2        $ 8,129,780
                 Settlement Asset-Backed Bonds, Merced County Tobacco
                 Funding Corporation, Series 2002A, 5.500%, 6/01/33

        6,100   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          4,931,606
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.250%, 6/01/33

        4,200   Southern California Tobacco Securitization Authority, Tobacco         6/12 at 100.00         BBB          2,992,920
                 Settlement Asset-Backed Bonds, Senior Series 2001A,
                 5.500%, 6/01/36


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 9.7%

        9,000   California Educational Facilities Authority, Student Loan             3/08 at 102.00         Aaa          9,258,210
                 Revenue Bonds, California Loan Program, Series 2001A,
                 5.400%, 3/01/21 (Alternative Minimum Tax) - MBIA Insured

        3,600   California State Public Works Board, Lease Revenue Bonds,            10/12 at 100.00         AAA          3,834,108
                 University of California System, Series 2002A,
                 5.375%, 10/01/17 - FSA Insured

          620   California Statewide Community Development Authority,                10/13 at 100.00         N/R            606,701
                 Revenue Bonds, Notre Dame de Namur University,
                 Series 2003, 6.500%, 10/01/23

        7,595   San Francisco State University Foundation, Inc., California,          9/11 at 100.00         AAA          7,528,316
                 Auxiliary Organization Revenue Bonds, Student Housing,
                 Series 2001, 5.000%, 9/01/26 - MBIA Insured

        2,990   University of California, Revenue Bonds, Multiple Purpose             9/08 at 101.00         Aa2          2,962,014
                 Projects, Series 2000K, 5.000%, 9/01/23

        3,820   University of California, Revenue Bonds, Research Facilities,         9/09 at 101.00         AAA          3,786,460
                 Series 2001E, 5.000%, 9/01/26 - AMBAC Insured

        4,000   University of California, Revenue Bonds, Multiple Purpose             5/13 at 100.00         AAA          4,007,320
                 Projects, Series 2003A, 5.000%, 5/15/23 (WI, settling
                 9/09/03) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 12.4%

                California Health Facilities Financing Authority, Revenue
                Bonds, Casa Colina, Inc., Series 2001:
        4,000    6.000%, 4/01/22                                                      4/12 at 100.00        BBB+          4,067,600
        2,000    6.125%, 4/01/32                                                      4/12 at 100.00        BBB+          2,021,140

        9,000   California Infrastructure and Economic Development Bank,              8/11 at 102.00           A          8,912,520
                 Revenue Bonds, Kaiser Hospital Assistance I-LLC,
                 Series 2001A, 5.550%, 8/01/31

        7,665   California Statewide Community Development Authority,                11/09 at 102.00         BBB          7,765,488
                 Insured Mortgage Hospital Revenue Bonds, Mission
                 Community Hospital, Series 2001, 5.375%, 11/01/21

        6,525   California Statewide Community Development Authority,                   No Opt. Call          A-          7,215,932
                 Health Facility Revenue Refunding Bonds, Memorial Health
                 Services, Series 2003A, 6.000%, 10/01/12

        6,450   California Statewide Community Development Authority,                 6/13 at 100.00         AAA          6,737,412
                 Hospital Revenue Bonds, Monterey Peninsula Hospital,
                 Series 2003B, 5.250%, 6/01/18 - FSA Insured

        1,740   Central California Joint Powers Health Financing                      2/10 at 101.00         BBB          1,759,940
                 Authority, Certificates of Participation, Community Hospitals
                 of Central California Obligated Group Project, Series 2000,
                 6.000%, 2/01/30

        2,500   Whittier, California, Health Facility Revenue Bonds,                  6/12 at 101.00          A-          2,512,000
                 Presbyterian Intercommunity Hospital, Series 2002,
                 5.600%, 6/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.2%

        5,250   California Statewide Community Development Authority,                 8/12 at 105.00         Aaa          5,831,175
                 GNMA Collateralized Housing Revenue Refunding Bonds,
                 Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37

        3,610   San Bernardino County Housing Authority, California,                 11/11 at 105.00         Aaa          3,894,612
                 GNMA Collateralized Multifamily Mortgage Revenue Bonds,
                 Pacific Palms Mobile Home Park, Series 2001A,
                 6.700%, 12/20/41

                San Jose, California, Multifamily Housing Revenue Bonds, GNMA
                Mortgage-Backed Securities Program, Lenzen Housing, Series
                2001B:
        1,250    5.350%, 2/20/26 (Alternative Minimum Tax)                            8/11 at 102.00         AAA          1,254,000
        2,880    5.450%, 2/20/43 (Alternative Minimum Tax)                            8/11 at 102.00         AAA          2,885,213


                                       33


                            Nuveen California Dividend Advantage Municipal Fund 3 (NZH) (continued)
                                    Portfolio of INVESTMENTS August 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.9%

$       3,000   California Housing Finance Agency, Home Mortgage Revenue              2/08 at 101.50         AAA        $ 3,047,370
                 Bonds, Series 1998B, 5.150%, 2/01/18 (Alternative
                 Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.5%

        4,715   California Pollution Control Financing Authority, Solid Waste           No Opt. Call         BBB          4,816,703
                 Disposal Revenue Bonds, Waste Management Inc. Project,
                 Series 2002B, 4.450%, 7/01/27 (Alternative Minimum Tax)
                 (Mandatory put 7/01/05)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.6%

                California Health Facilities Financing Authority, Insured Senior
                Living Revenue Bonds, Aldersly, Series 2002A:
        1,500    5.125%, 3/01/22                                                      3/12 at 101.00         BBB          1,475,355
        1,315    5.250%, 3/01/32                                                      3/12 at 101.00         BBB          1,276,234

        2,450   California Health Facilities Financing Authority, Revenue             1/13 at 100.00         BBB          2,409,796
                 Bonds, Northern California Retired Officers Community
                 Corporation - Paradise Valley Estates, Series 2002,
                 5.125%, 1/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 33.2%

        8,500   State of California, General Obligation Veterans Welfare             12/03 at 102.00           A          8,580,750
                 Bonds, Series 1997BH, 5.500%, 12/01/18 (Alternative
                 Minimum Tax)

           10   State of California, General Obligation Veterans Welfare             12/06 at 102.00           A             10,209
                 Bonds, Series 1997BJ, 5.500%, 12/01/18 (Alternative
                 Minimum Tax)

        9,335   State of California, General Obligation Bonds, Series 2002,             No Opt. Call         AAA         10,708,832
                 6.000%, 2/01/16 - FSA Insured

                State of California, General Obligation Refunding Bonds,
                Series 2002:
        8,450    5.000%, 2/01/12                                                        No Opt. Call          A3          8,842,080
        2,780    6.000%, 4/01/16 - AMBAC Insured                                        No Opt. Call         AAA          3,193,219
        5,000    5.000%, 4/01/21 - AMBAC Insured                                      4/12 at 100.00         AAA          5,022,300

        1,950   State of California, Various Purpose General Obligation              11/11 at 100.00         AAA          1,911,527
                 Bonds, Series 2001, 5.000%, 11/01/30 - MBIA Insured

       14,300   State of California, General Obligation Veterans Welfare              6/07 at 101.00         AAA         14,406,106
                 Bonds, Series 2001BZ, 5.350%, 12/01/21 (Alternative
                 Minimum Tax) - MBIA Insured

        2,050   Centinela Valley Union High School District, Los Angeles                No Opt. Call         AAA          2,139,749
                 County, California, General Obligation Bonds, Series 2002A,
                 5.250%, 2/01/26 - MBIA Insured

        1,840   Compton Unified School District, Los Angeles County,                  9/13 at 100.00         AAA          1,947,916
                 California, General Obligation Bonds, Series 2003A,
                 5.250%, 9/01/18 - MBIA Insured

        3,000   Contra Costa County Community College District,                       8/12 at 100.00         AAA          3,005,220
                 California, General Obligation Bonds, Series 2002,
                 5.000%, 8/01/23 - FGIC Insured

        2,500   Fullerton Joint Union High School District, Orange County,            8/12 at 100.00         Aaa          2,503,950
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/23 - FSA Insured

        2,260   Jurupa Unified School District, Riverside County, California,         8/11 at 101.00         AAA          2,292,228
                 General Obligation Bonds, Series 2002, 5.125%, 8/01/22 -
                 FGIC Insured

                Los Angeles Unified School District, Los Angeles County,
                California, General Obligation Bonds, Series 2003A:
        3,750    5.250%, 7/01/20 - FSA Insured                                        7/13 at 100.00         AAA          3,909,225
        7,200    5.000%, 7/01/22 - FSA Insured                                        7/13 at 100.00         AAA          7,241,256

        6,315   Los Angeles Unified School District, Los Angeles County,              7/13 at 100.00         AAA          6,036,824
                 California, General Obligation Bonds, Series 2003F,
                 4.750%, 7/01/24 - FGIC Insured

        2,710   Pajaro Valley Unified School District, Santa Cruz County,             8/13 at 100.00         AAA          2,725,691
                 California, General Obligation Bonds, Series 2003,
                 5.000%, 8/01/22 - FSA Insured

        3,000   Puerto Rico Commonwealth, Public Improvement General                  7/11 at 100.00         AAA          3,027,900
                 Obligation Refunding Bonds, Series 2001, 5.000%, 7/01/24 -
                 FSA Insured

        5,000   Riverside Unified School District, Riverside County, California,      2/12 at 101.00         AAA          4,954,150
                 General Obligation Bonds, Series 2002A, 5.000%, 2/01/27 -
                 FGIC Insured

       10,810   San Diego Unified School District, San Diego County,                  7/11 at 102.00         AAA         10,714,764
                 California, General Obligation Bonds, Election of 1998,
                 Series 2001C, 5.000%, 7/01/26 - FSA Insured


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       4,000   San Diego Unified School District, San Diego County,                  7/12 at 101.00         AAA        $ 4,152,200
                 California, General Obligation Bonds, Election of 1998,
                 Series 2002D, 5.250%, 7/01/21 - FGIC Insured

        1,000   Saugus Union School District, Los Angeles County,                     8/12 at 100.00         AAA            996,750
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/24 - FGIC Insured

        1,630   West Contra Costa Unified School District, Contra Costa               8/11 at 101.00         AAA          1,638,672
                 County, California, General Obligation Bonds, Series 2003C,
                 5.000%, 8/01/22 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 47.3%

        4,000   Beaumont Financing Authority, California, Local Agency                9/12 at 102.00         N/R          4,041,720
                 Revenue Bonds, Series 2002A, 6.750%, 9/01/25

        7,135   Brentwood Infrastructure Financing Authority, Contra Costa           11/11 at 100.00         AAA          7,082,558
                 County, California, Capital Improvement Revenue Bonds,
                 Series 2001, 5.000%, 11/01/25 - FSA Insured

        3,620   Burbank Public Financing Authority, California, Revenue              12/13 at 100.00         AAA          3,778,773
                 Refunding Bonds, Golden State Redevelopment Project,
                 Series 2003A, 5.250%, 12/01/20 - AMBAC Insured

        3,350   California State Public Works Board, Lease Revenue Bonds,            12/12 at 100.00         AAA          3,534,351
                 Department of General Services, Capital East End,
                 Series 2002A, 5.250%, 12/01/17 - AMBAC Insured

        2,630   California State Public Works Board, Lease Revenue                      No Opt. Call         AAA          2,865,885
                 Refunding Bonds, Department of Corrections, Series 2001B,
                 5.250%, 1/01/12 - AMBAC Insured

        4,510   California State Public Works Board, Lease Revenue Bonds,            12/11 at 102.00         AAA          4,439,554
                 Department of Mental Health, Hospital Addition,
                 Series 2001A, 5.000%, 12/01/26 - AMBAC Insured

       15,000   California State Public Works Board, Lease Revenue Bonds,             3/12 at 100.00         AAA         14,761,500
                 Department of General Services, Series 2002B,
                 5.000%, 3/01/27 - AMBAC Insured

        1,810   Cerritos Public Financing Authority, California, Tax Allocation         No Opt. Call         AAA          1,940,465
                 Revenue Bonds, Los Cerritos Redevelopment Projects,
                 Series 2002A, 5.000%, 11/01/14 - AMBAC Insured

        1,270   Coalinga Public Financing Authority, California, Local                  No Opt. Call         AAA          1,474,292
                 Obligation Senior Lien Revenue Bonds, Series 1998A,
                 6.000%, 9/15/18 - AMBAC Insured

        2,000   Daly City Housing Development Finance Agency, California,            12/13 at 102.00          A-          2,019,960
                 Mobile Home Park Revenue Bonds, Franciscan Mobile Home
                 Park Project, Series 2002A, 5.800%, 12/15/25

        1,000   Fullerton Community Facilities District 1, California, Special        9/12 at 100.00         N/R          1,010,960
                 Tax Bonds, Amerige Heights, Series 2002, 6.100%, 9/01/22

        3,000   Lake Elsinore Public Financing Authority, California, Local          10/13 at 102.00         N/R          2,904,900
                 Agency Revenue Refunding Bonds, Series 2003H,
                 6.000%, 10/01/20

        5,250   Lammersville School District, San Joaquin County, California,         9/12 at 101.00         N/R          5,267,325
                 Special Tax Bonds, Community Facilities District of
                 Mountain House, Series 2002, 6.300%, 9/01/24

        2,000   Lee Lake Water District, Riverside County, California,                9/13 at 102.00         N/R          2,047,720
                 Special Tax Bonds, Community Facilities District 1 of
                 Sycamore Creek, Series 2003, 6.500%, 9/01/24

        2,200   Lincoln Community Facilities District No. 2003-1, California,         9/13 at 102.00         N/R          2,271,280
                 Special Tax Bonds, Series A, Lincoln Crossing Project,
                 6.500%, 9/01/25

        5,425   Lodi, California, Certificates of Participation, Public              10/12 at 100.00         AAA          5,355,235
                 Improvement Financing Project, Series 2002,
                 5.000%, 10/01/26 - MBIA Insured

        6,075   Los Angeles County Metropolitan Transportation Authority,               No Opt. Call         AAA          6,676,972
                 California, Proposition C Sales Tax Revenue Refunding Bonds,
                 Second Senior Lien, Series 2003A, 5.250%, 7/01/13 -
                 MBIA Insured

        1,000   Monterey County, California, Certificates of Participation,           8/11 at 100.00         Aaa          1,071,920
                 Master Plan Financing, Series 2001, 5.250%, 8/01/15 -
                 MBIA Insured

        1,000   Norco Community Facilities District 01-1, California,                 9/12 at 102.00         N/R            985,800
                 Special Tax Bonds, Series 2002, 6.750%, 9/01/22

        3,000   Oakland Redevelopment Agency, California, Subordinate                 3/13 at 100.00         AAA          3,221,550
                 Lien Tax Allocation Bonds, Central District Redevelopment
                 Project, Series 2003, 5.500%, 9/01/19 - FGIC Insured

        4,520   Ontario Redevelopment Financing Authority, California, Lease          8/11 at 101.00         AAA          4,505,310
                 Revenue Bonds, Capital Projects, Series 2001,
                 5.000%, 8/01/24 - AMBAC Insured

        2,000   Orange County, California, Special Tax Bonds, Community               8/11 at 101.00         N/R          1,901,800
                 Facilities District 02-1 of Ladera Ranch, Series 2003A,
                 5.550%, 8/15/33


                                       35


                            Nuveen California Dividend Advantage Municipal Fund 3 (NZH) (continued)
                                    Portfolio of INVESTMENTS August 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$      11,165   Palm Desert Financing Authority, California, Tax Allocation           4/12 at 102.00         AAA       $ 11,095,330
                 Revenue Refunding Bonds, Project Area 1, Series 2002,
                 5.100%, 4/01/30 - MBIA Insured

        5,000   Pomona Public Financing Authority, California, Revenue                2/11 at 100.00         AAA          4,954,150
                 Refunding Bonds, Merged Redevelopment Projects,
                 Series 2001AD, 5.000%, 2/01/27 - MBIA Insured

        6,500   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00           A          6,554,990
                  Revenue Bonds, Series 2002D, 5.375%, 7/01/36

        4,400   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call        BBB+          4,852,320
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26

        1,735   Rohnert Park Finance Authority, California, Rancho Feliz              9/13 at 100.00         BBB          1,676,669
                 Mobile Home Park Revenue Bonds, Senior Lien,
                 Series 2003A, 5.750%, 9/15/38 (WI, settling 9/11/03)

        1,125   Rohnert Park Finance Authority, California, Rancho Feliz              9/13 at 100.00         N/R          1,099,800
                 Mobile Home Park Revenue Bonds, Subordinate Lien,
                 Series 2003B, 6.625%, 9/15/38 (WI, settling 9/11/03)

        1,700   Roseville, California, Special Tax Bonds, Community Facilities        9/09 at 103.00         N/R          1,656,786
                 District 1 - Crocker, Series 2003, 6.000%, 9/01/27

       14,505   San Diego Redevelopment Agency, California, Subordinate               9/11 at 101.00         AAA         14,319,481
                 Tax Allocation Bonds, Centre City Redevelopment Project,
                 Series 2001A, 5.000%, 9/01/26 - FSA Insured

        8,725   San Francisco Bay Area Rapid Transit District, California,            7/11 at 100.00         AAA          8,648,133
                 Sales Tax Revenue Bonds, Series 2001, 5.000%, 7/01/26 -
                 AMBAC Insured

       10,000   San Jose Redevelopment Agency, California, Tax Allocation             8/10 at 101.00         AAA          9,852,800
                 Bonds, Merged Area Redevelopment Project, Series 2002,
                 5.000%, 8/01/27 - MBIA Insured

        2,115   San Marcos Public Facilities Authority, California, Special           9/07 at 102.00         N/R          2,131,455
                 Tax Revenue Bonds, Series 2002, 6.300%, 9/01/20

        1,595   Santa Clara Valley Transportation Authority, California,              6/11 at 100.00         AAA          1,602,512
                 Sales Tax Revenue Bonds, Series 2001A, 5.000%, 6/01/22 -
                 MBIA Insured

        2,810   West Patterson Financing Authority, California, Special               9/13 at 103.00         N/R          2,810,000
                 Tax Bonds, Community Facilities District 01-1, Series 2003B,
                 7.000%, 9/01/38 (WI, settling 9/16/03)

        2,500   Yucaipa-Calimesa Joint Unified School District, San                  10/11 at 100.00         AAA          2,467,850
                 Bernardino County, California, General Obligation Refunding
                 Bonds, Series 2001A, 5.000%, 10/01/26 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 11.3%

       11,750   Foothill-Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          7,810,460
                 Toll Road Refunding Revenue Bonds, Series 1999,
                 0.000%, 1/15/28

        1,500   Port of Oakland, California, Revenue Refunding Bonds,                11/07 at 102.00         AAA          1,629,735
                 Series 1997I, 5.600%, 11/01/19 - MBIA Insured

        1,000   Port of Oakland, California, Revenue Bonds, Series 2002M,            11/12 at 100.00         AAA          1,040,150
                 5.250%, 11/01/20 - FGIC Insured

        3,000   San Francisco City and County Airports Commission,                    5/10 at 101.00         AAA          2,924,310
                 California, Revenue Bonds, San Francisco International
                 Airport, Second Series, Issue 26B, 5.000%, 5/01/30 -
                 FGIC Insured

        3,000   San Francisco City and County Airports Commission,                    5/12 at 100.00         AAA          3,080,730
                 California, Revenue Refunding Bonds, San Francisco
                 International Airport, Second Series, Issue 28B,
                 5.250%, 5/01/22 - MBIA Insured

                San Francisco City and County Airports Commission, California,
                Revenue Bonds, San Francisco International Airport, Second
                Series, Issue 29B:
        4,110    5.125%, 5/01/17 - FGIC Insured                                       5/13 at 100.00         AAA          4,324,213
       10,625    5.125%, 5/01/18 - FGIC Insured                                       5/13 at 100.00         AAA         11,093,881
        5,140    5.125%, 5/01/19 - FGIC Insured                                       5/13 at 100.00         AAA          5,322,059


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 12.1%

       15,000   California Pollution Control Financing Authority, Pollution           4/11 at 102.00         AAA         15,807,750
                 Control Revenue Refunding Bonds, Pacific Gas and Electric
                 Company, Series 1996A Remarketed, 5.350%, 12/01/16
                 (Alternative Minimum Tax) - MBIA Insured

        9,000   California Department of Water Resources, Power Supply                5/12 at 101.00          A3          9,088,200
                 Revenue Bonds, Series 2002A, 5.125%, 5/01/18

        1,600   Merced Irrigation District, California, Revenue Certificates          9/05 at 103.00        Baa3          1,686,928
                 of Participation, Electric System Project, Series 2002,
                 6.500%, 9/01/34


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       5,000   Merced Irrigation District, California, Revenue Certificates          9/13 at 102.00        Baa3        $ 4,780,650
                 of Participation, Electric System Project, Series 2003,
                 5.700%, 9/01/36

        2,250   Salinas Valley Solid Waste Authority, California, Revenue             8/12 at 100.00         AAA          2,249,910
                 Bonds, Series 2002, 5.125%, 8/01/22 (Alternative Minimum
                 Tax) - AMBAC Insured

        6,085   Southern California Public Power Authority, Revenue Bonds,            7/13 at 100.00         AAA          6,531,822
                 Magnolia Power Project, Series 2003-1A, 5.250%, 7/01/16 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 16.5%

        6,080   California Department of Water Resources, Water System               12/12 at 100.00         AAA          6,323,990
                 Revenue Bonds, Central Valley Project, Series 2002Z,
                 5.000%, 12/01/17 - FGIC Insured

                California Department of Water Resources, Water System Revenue
                Bonds, Central Valley Project, Series 2003Y:
        8,000    5.250%, 12/01/13 - FGIC Insured                                      6/13 at 100.00         AAA          8,784,400
        2,270    5.250%, 12/01/16 - FGIC Insured                                      6/13 at 100.00         AAA          2,435,528

        7,000   Carmichael Water District, Sacramento County, California,             9/09 at 102.00         AAA          6,989,990
                 Water Revenue Certificates of Participation, Series 1999,
                 5.125%, 9/01/29 - MBIA Insured

        1,000   Pico Rivera Water Authority, California, Revenue Bonds,              12/11 at 102.00         N/R            996,420
                 Series 2001A, 6.250%, 12/01/32

                San Diego Public Facilities Financing Authority, California,
                Subordinate Lien Water Revenue Bonds, Series 2002:
        2,500    5.000%, 8/01/23 - MBIA Insured                                       8/12 at 100.00         AAA          2,504,350
        8,910    5.000%, 8/01/24 - MBIA Insured                                       8/12 at 100.00         AAA          8,881,043

                San Francisco City and County Public Utilities Commission,
                California, Clean Water Revenue Refunding Bonds, Series 2003A:
        3,315    5.250%, 10/01/18 - MBIA Insured                                      4/13 at 100.00         AAA          3,502,794
       12,000    5.250%, 10/01/19 - MBIA Insured                                      4/13 at 100.00         AAA         12,584,519

        1,600   Sunnyvale Financing Authority, California, Water and                 10/11 at 100.00         AAA          1,585,855
                 Wastewater Revenue Bonds, Series 2001, 5.000%, 10/01/26 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     513,810   Total Long-Term Investments (cost $523,832,394) - 155.6%                                                514,723,236
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.9%                                                                      3,106,097
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (56.5)%                                                       (187,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $330,829,333
                ====================================================================================================================


               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               **   Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

               N/R  Investment is not rated.

               (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                                       37


                            Nuveen Insured California Dividend Advantage Municipal Fund (NKL)
                            Portfolio of
                                    INVESTMENTS August 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.4%

$       5,500   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00          A-        $ 5,254,315
                 Tobacco Settlement Asset-Backed Revenue Bonds,
                 Series 2003A-2, 7.900%, 6/01/42


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 10.8%

        3,070   California Educational Facilities Authority, Revenue Bonds,           3/09 at 101.00         Aa3          3,203,207
                 Claremont University Center, Series 1999B, 5.250%, 3/01/18

        1,675   California Educational Facilities Authority, Revenue Bonds,          10/12 at 100.00          A2          1,679,121
                 University of San Diego, Series 2002A, 5.250%, 10/01/30

        9,000   California State University, Systemwide Revenue Bonds,               11/12 at 100.00         AAA          9,012,420
                 Series 2002A, 5.125%, 11/01/26 -  AMBAC Insured

        1,000   California Statewide Community Development Authority,                 8/12 at 100.00           A          1,010,840
                 Student Housing Revenue Bonds, EAH - Irvine East Campus
                 Apartments LLC Project, Series 2002A, 5.500%, 8/01/22 -
                 ACA Insured

        9,000   University of California, Revenue Bonds, Multiple Purpose             9/08 at 101.00         Aa2          9,054,900
                 Projects, Series 2000K, 5.300%, 9/01/30


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 7.2%

        5,000   ABAG Finance Authority for Non-Profit Corporations,                   4/12 at 100.00         BBB          5,093,550
                 California, Insured Revenue Bonds, Sansum-Santa Barbara
                 Medical Foundation Clinic, Series 2002A, 5.600%, 4/01/26

                California Health Facilities Financing Authority, Revenue
                Bonds, Cedars-Sinai Medical Center, Series 1999A:
        2,500    6.125%, 12/01/30                                                    12/09 at 101.00          A3          2,631,100
        4,600    6.250%, 12/01/34                                                    12/09 at 101.00          A3          4,863,902

        3,700   California Health Facilities Financing Authority, Revenue             3/13 at 100.00           A          3,371,588
                 Bonds, Adventist Health System/West, Series 2003A,
                 5.000%, 3/01/28


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 0.9%

        1,905   Los Angeles, California, Multifamily Housing Revenue Bonds,           7/11 at 102.00         AAA          1,961,064
                 GNMA Mortgage-Backed Securities Program, Park Plaza
                 West Senior Apartments Project, Series 2001B,
                 5.300%, 1/20/21 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.5%

        5,655   California Housing Finance Agency, Home Mortgage Revenue              2/09 at 101.50         AAA          5,629,553
                 Bonds, Series 1998E, 5.250%, 2/01/33 (Alternative
                 Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.3%

        3,000   ABAG Finance Authority for Nonprofit Corporations,                   11/12 at 100.00         BBB          2,980,650
                 California, Insured Senior Living Revenue Bonds, Odd
                 Fellows Home of California, Series 2003A, 5.200%, 11/15/22


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 36.7%

        5,920   Cajon Valley Union School District, San Diego County,                 8/10 at 102.00         AAA          5,923,966
                 California, General Obligation Bonds, Series 2002B,
                 5.125%, 8/01/32 - MBIA Insured

        9,000   State of California, General Obligation Refunding Bonds,              2/12 at 100.00         AAA          8,994,240
                 Series 2002, 5.000%, 2/01/22 - MBIA Insured

        4,300   State of California, General Obligation Bonds,                        8/13 at 100.00          A3          4,243,240
                 Series 2003, 5.000%, 2/01/21

        1,490   Campbell Union High School District, Santa Clara County,              8/11 at 102.00         Aaa          1,466,428
                 California, General Obligation Bonds, Series 2003,
                 5.000%, 8/01/32 - FGIC Insured

        1,500   Centinela Valley Union High School District, Los Angeles                No Opt. Call         AAA          1,565,670
                 County, California, General Obligation Bonds, Series 2002A,
                 5.250%, 2/01/26 - MBIA Insured

        2,415   El Monte Union High School District, Los Angeles County,              6/13 at 100.00         AAA          2,386,092
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 6/01/28 - FSA Insured


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$      10,000   Fremont Unified School District, Alameda County,                      8/12 at 101.00         AAA        $ 9,927,200
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/25 - FSA Insured

        2,070   Fresno Unified School District, Fresno County, California,            8/10 at 102.00         AAA          2,081,696
                 General Obligation Bonds, Election of 1995, Series 2002G,
                 5.125%, 8/01/26 - FSA Insured

                Fresno Unified School District, Fresno County, California,
                General Obligation Bonds, Election of 2001, Series 2002B:
        1,135    5.125%, 8/01/23 - FGIC Insured                                       8/10 at 102.00         AAA          1,147,099
        1,190    5.125%, 8/01/24 - FGIC Insured                                       8/10 at 102.00         AAA          1,198,425
        1,245    5.125%, 8/01/25 - FGIC Insured                                       8/10 at 102.00         AAA          1,250,254
        1,255    5.125%, 8/01/26 - FGIC Insured                                       8/10 at 102.00         AAA          1,262,091

        5,000   Los Angeles Unified School District, California, General              7/12 at 100.00         AAA          5,017,300
                 Obligation Bonds, Election of 1997, Series 2002E,
                 5.125%, 1/01/27 - MBIA Insured

        4,700   Los Angeles Unified School District, California, General              7/13 at 100.00         AAA          4,726,931
                 Obligation Bonds, Series 2003A, 5.000%, 7/01/22 -
                 FSA Insured

        1,500   Madera Unified School District, Madera County, California,            8/12 at 100.00         AAA          1,482,045
                 General Obligation Bonds, Series 2002, 5.000%, 8/01/28 -
                 FSA Insured

        1,155   Montara Sanitary District, California, General Obligation             8/11 at 101.00         AAA          1,141,175
                 Bonds, Series 2003, 5.000%, 8/01/28 - FGIC Insured

        2,500   Oakland Unified School District, Alameda County, California,          8/12 at 100.00         AAA          2,565,250
                 General Obligation Bonds, Series 2002, 5.250%, 8/01/21 -
                 FGIC Insured

        3,300   Peralta Community College District, Alameda County,                   8/09 at 102.00         AAA          3,248,586
                 California, General Obligation Bonds, Election of 2000,
                 Series 2001A, 5.000%, 8/01/31 - FGIC Insured

        3,250   San Diego Unified School District, San Diego County,                  7/11 at 102.00         AAA          3,268,622
                 California, General Obligation Bonds, Election of 1998,
                 Series 2001C, 5.000%, 7/01/22 - FSA Insured

        3,500   San Mateo County Community College District, California,              9/12 at 100.00         AAA          3,469,270
                 General Obligation Bonds, Series 2002A, 5.000%, 9/01/26 -
                 FGIC Insured

        2,980   Santa Clarita Community College District, Los Angeles                 8/11 at 101.00         AAA          2,990,460
                 County, California, General Obligation Bonds, Series 2002,
                 5.125%, 8/01/26 - FGIC Insured

        2,460   Vacaville Unified School District, Solano County, California,         8/11 at 101.00         AAA          2,438,352
                 General Obligation Bonds, Series 2002, 5.000%, 8/01/26 -
                 FSA Insured

       10,000   Vista Unified School District, San Diego County, California,          8/12 at 100.00         AAA         10,017,400
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/23 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 39.8%

        6,895   Brea and Olinda Unified School District, Orange County,               8/11 at 101.00         AAA          6,904,515
                 California, Certificates of Participation Refunding,
                 Series 2002A, 5.125%, 8/01/26 - FSA Insured

        2,290   Burbank Public Financing Authority, California, Revenue              12/13 at 100.00         AAA          2,407,569
                 Refunding Bonds, Golden State Redevelopment Project,
                 Series 2003A, 5.250%, 12/01/19 - AMBAC Insured

        7,035   Corona-Norco Unified School District, Riverside County,               9/13 at 100.00         AAA          6,950,861
                 California, Special Tax Bonds, Community Facilities
                 District 98-1, Series 2003, 5.000%, 9/01/28 (WI,
                 settling 9/10/03) - MBIA Insured

        3,145   Culver City Redevelopment Agency, California, Tax Allocation          5/11 at 101.00         AAA          3,151,321
                 Revenue Bonds, Redevelopment Project, Series 2002A,
                 5.125%, 11/01/25 - MBIA Insured

        1,020   Desert Sands Unified School District, Riverside County,               3/12 at 101.00         AAA          1,035,810
                 California, Refunding Certificates of Participation,
                 Series 2002, 5.000%, 3/01/20 - MBIA Insured

        8,720   El Monte, California, Senior Lien Certificates of Participation,      1/11 at 100.00         AAA          8,802,055
                 Department of Public Services Facility - Phase II,
                 Series 2001, 5.000%, 1/01/21 - AMBAC Insured

        6,615   Inglewood Redevelopment Agency, California, Tax                         No Opt. Call         AAA          6,907,251
                 Allocation Refunding Bonds, Merged Area Redevelopment
                 Project, Series 1998A, 5.250%, 5/01/23 - AMBAC Insured

        1,400   Irvine Assessment District, California, Limited Obligation            3/04 at 103.00         N/R          1,351,532
                 Improvement Bonds, Assessment District 00-18, Group 3,
                 Series 2003, 5.550%, 9/02/26

        3,500   La Quinta Redevelopment Agency, California, Tax Allocation            9/11 at 102.00         AAA          3,477,775
                 Bonds, Project Area 1, Series 2001, 5.100%, 9/01/31 -
                 AMBAC Insured


                                       39


                            Nuveen Insured California Dividend Advantage Municipal Fund (NKL) (continued)
                                    Portfolio of INVESTMENTS August 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       3,400   La Quinta Redevelopment Agency, California, Tax Allocation            9/12 at 102.00         AAA        $ 3,409,996
                 Bonds, Project Area 1, Series 2002, 5.000%, 9/01/22 -
                 AMBAC Insured

        1,460   City of Los Angeles, California, Certificates of Participation,       6/13 at 100.00         AAA          1,423,471
                 Municipal Improvement Corporation, Series 2003AW,
                 5.000%, 6/01/33 - AMBAC Insured

        7,000   Los Angeles, California, Certificates of Participation, Real          4/12 at 100.00         AAA          7,057,540
                 Property Acquisition Program, Series 2002, 5.200%, 4/01/27 -
                 AMBAC Insured

        4,690   Los Angeles County Metropolitan Transportation Authority,             7/08 at 101.00         AAA          4,646,008
                 California, Proposition C Sales Tax Revenue Refunding Bonds,
                 Second Senior Lien, Series 1998A, 5.000%, 7/01/23 -
                 AMBAC Insured

        8,470   Ontario Redevelopment Financing Authority, California,                8/11 at 101.00         AAA          8,551,397
                 Lease Revenue Bonds, Capital Projects, Series 2001,
                 5.200%, 8/01/29 - AMBAC Insured

        5,000   Palm Desert Financing Authority, California, Tax Allocation           4/12 at 102.00         AAA          4,944,450
                 Revenue Refunding Bonds, Project Area 1, Series 2002,
                 5.000%, 4/01/25 - MBIA Insured

        4,475   Riverside County, California, Asset Leasing Corporate                 6/12 at 101.00         AAA          4,562,397
                 Leasehold Revenue Bonds, Riverside County Hospital
                 Project, Series 1997B, 5.000%, 6/01/19 - MBIA Insured

        3,175   San Buenaventura Public Facilities Financing Authority,               2/11 at 101.00         AAA          3,211,322
                 California, Certificates of Participation, Series 2001C,
                 5.250%, 2/01/31 - AMBAC Insured

        3,730   San Diego Redevelopment Agency, California, Subordinate               9/09 at 101.00        Baa2          3,602,024
                 Tax Increment and Parking Revenue Bonds, Centre City
                 Project, Series 2003B, 5.250%, 9/01/26

        4,000   San Jose Financing Authority, California, Lease Revenue               9/11 at 100.00         AAA          4,088,640
                 Refunding Bonds, Convention Center Project, Series 2001F,
                 5.000%, 9/01/19 - MBIA Insured

        2,160   Temecula Redevelopment Agency, California, Tax Allocation             8/08 at 102.00         AAA          2,160,907
                 Revenue Bonds, Redevelopment Project 1, Series 2002,
                 5.125%, 8/01/27 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.5%

        5,000   California Infrastructure and Economic Development Bank,              7/13 at 100.00         AAA          4,901,650
                 Revenue Bonds, Bay Area Toll Bridges, First Lien, Series 2003A,
                 5.000%, 7/01/36 - AMBAC Insured

        7,500   Foothill-Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          4,973,925
                 Toll Road Refunding Revenue Bonds, Series 1999,
                 0.000%, 1/15/29

                San Francisco City and County Airports Commission, California,
                Revenue Bonds, San Francisco International Airport, Second
                Series, Issue 29A:
        2,185    5.250%, 5/01/16 (Alternative Minimum Tax) - FGIC Insured             5/13 at 100.00         AAA          2,262,786
        2,300    5.250%, 5/01/17 (Alternative Minimum Tax) - FGIC Insured             5/13 at 100.00         AAA          2,363,940


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 21.6%

        9,000   Anaheim Public Financing Authority, California,                      10/12 at 100.00         AAA          8,900,190
                 Electric System Distribution Facilities Revenue Bonds,
                 Series 2002A, 5.000%, 10/01/27 - FSA Insured

       10,000   California Pollution Control Financing Authority, Pollution           4/11 at 102.00         AAA         10,538,500
                 Control Revenue Refunding Bonds, Pacific Gas and Electric
                 Company, Series 1996A Remarketed, 5.350%, 12/01/16
                 (Alternative Minimum Tax) - MBIA Insured

        6,000   California Department of Water Resources, Power Supply                5/12 at 101.00          A3          6,058,800
                 Revenue Bonds, Series 2002A, 5.125%, 5/01/18

        3,000   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          3,095,250
                 Power System Revenue Bonds, Series 2001A-1,
                 5.250%, 7/01/21 - FSA Insured

        5,000   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA          4,923,400
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/30 - MBIA Insured

        6,000   Northern California Power Agency, Revenue Refunding                   7/08 at 101.00         AAA          6,037,980
                 Bonds, Hydroelectric Project 1, Series 1998A,
                 5.200%, 7/01/32 - MBIA Insured

        3,000   Sacramento Municipal Utility District, California, Electric           8/11 at 100.00         AAA          2,964,090
                 Revenue Bonds, Series 2001N, 5.000%, 8/15/28 -
                 MBIA Insured

        5,630   Southern California Public Power Authority, Subordinate               7/12 at 100.00         AAA          5,647,791
                 Revenue Refunding Bonds, Transmission Project, Series 2002A,
                 4.750%, 7/01/19 - FSA Insured


                                       40

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 18.3%

$       3,000   California Department of Water Resources, Water System               12/12 at 100.00         AAA        $ 3,040,980
                 Revenue Bonds, Central Valley Project, Series 2002X,
                 5.150%, 12/01/23 - FGIC Insured

        6,100   East Bay Municipal Utility District, Alameda and Contra               6/11 at 100.00         AAA          6,046,320
                 Costa Counties, California, Water System Subordinated
                 Revenue Bonds, Series 2001, 5.000%, 6/01/26 -
                 MBIA Insured

        9,000   Eastern Municipal Water District, California, Water and               7/11 at 100.00         AAA          8,823,420
                 Sewer Revenue Certificates of Participation, Series 2001B,
                 5.000%, 7/01/30 - FGIC Insured

        4,500   Los Angeles County Sanitation Districts Financing Authority,         10/13 at 100.00         AAA          4,508,640
                 California, Capital Projects Revenue Bonds, Senior Lien,
                 Series 2003A, 5.000%, 10/01/23 - FSA Insured

        4,500   Southern California Metropolitan Water District, Water                1/08 at 101.00         AAA          4,411,710
                 Revenue Bonds, Series 1997A, 5.000%, 7/01/30 -
                 MBIA Insured

       12,000   Orange County Sanitation District, California, Certificates           8/13 at 100.00         AAA         11,754,960
                 of Participation, Series 2003, 5.000%, 2/01/33 -
                 FGIC Insured

        2,000   Pico Rivera Water Authority, California, Revenue Refunding              No Opt. Call         AAA          2,193,419
                 Bonds, Water System Project, Series 1999A,
                 5.500%, 5/01/19 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     331,365   Total Long-Term Investments (cost $325,776,796) - 148.0%                                                329,652,594
=============-----------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 0.9%

        2,100   Stockton, California, Health Facilities Revenue Bonds, Dameron                            VMIG-1          2,100,000
                 Hospital Association, Variable Rate Demand Obligations,
                 Series 2002A, 0.750%, 12/01/32+
------------------------------------------------------------------------------------------------------------------------------------
$       2,100   Total Short-Term Investments (cost $2,100,000)                                                            2,100,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $327,876,796) - 148.9%                                                          331,752,594
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 4.1%                                                                      8,997,914
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.0)%                                                       (118,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $222,750,508
                ====================================================================================================================


                    At least 80% of the Fund's net assets (including net assets applicable to Preferred shares) are invested in municipal securities that are either covered by Original Issue
                    Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest.
                    Up to 20% of the Fund's net assets (including net assets applicable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               **   Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

               N/R  Investment is not rated.

               (WI) Security purchased on a when-issued basis.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                                       41


                            Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX)
                            Portfolio of
                                    INVESTMENTS August 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.4%

$       2,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00          A-        $ 1,910,660
                 Tobacco Settlement Asset-Backed Revenue Bonds,
                 Series 2003A-2, 7.900%, 6/01/42


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 13.1%

        2,700   California Health Facilities Financing Authority, Revenue            12/09 at 101.00          A3          2,854,899
                 Bonds, Cedars-Sinai Medical Center, Series 1999A,
                 6.250%, 12/01/34

        1,500   California Health Facilities Financing Authority, Revenue            11/08 at 101.00         AAA          1,454,670
                 Bonds, USCF - Stanford Health Care, 1998 Series A,
                 5.000%, 11/15/31 - FSA Insured

                California Health Facilities Financing Authority, Revenue
                Bonds, Adventist Health System/West, Series 2003A:
        1,235    5.000%, 3/01/25                                                      3/13 at 100.00           A          1,139,102
        1,500    5.000%, 3/01/28                                                      3/13 at 100.00           A          1,366,860

        1,800   California Infrastructure and Economic Development Bank,              8/11 at 102.00           A          1,782,504
                 Revenue Bonds, Kaiser Hospital Assistance I-LLC,
                 Series 2001A, 5.550%, 8/01/31

        2,000   California Statewide Community Development Authority,                 6/13 at 100.00         AAA          2,026,500
                 Hospital Revenue Bonds, Monterey Peninsula Hospital,
                 Series 2003B, 5.250%, 6/01/23 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 3.6%

        1,000   ABAG Finance Authority for Nonprofit Corporations,                   11/12 at 100.00         BBB            993,550
                 California, Insured Senior Living Revenue Bonds, Odd Fellows
                 Home of California, Series 2003A, 5.200%, 11/15/22

        2,000   California Health Facilities Financing Authority, Revenue             1/13 at 100.00         BBB          1,957,380
                 Bonds, Northern California Retired Officers Community
                 Corporation - Paradise Valley Estates, Series 2002,
                 5.250%, 1/01/26


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 42.5%

        1,000   Berryessa Union School District, Santa Clara County,                  8/12 at 100.00         AAA          1,011,080
                 California, General Obligation Bonds, Series 2003C,
                 5.000%, 8/01/21 - FSA Insured

        2,000   Butte-Glenn Community College District, Butte and Glenn               8/12 at 101.00         Aaa          1,982,400
                 Counties, California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/26 - MBIA Insured

        2,250   State of California, General Obligation Bonds,                        2/13 at 100.00          A3          2,192,333
                 Series 2003, 5.250%, 2/01/33

                State of California, General Obligation Refunding Bonds,
                Series 2002:
        1,500    5.000%, 2/01/12                                                        No Opt. Call          A3          1,569,600
        3,750    5.000%, 4/01/27 - AMBAC Insured                                      4/12 at 100.00         AAA          3,690,113
        3,000    5.250%, 4/01/30 - XLCA Insured                                       4/12 at 100.00         AAA          3,013,230

          450   Fremont Unified School District, Alameda County, California,          8/12 at 101.00         AAA            446,724
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/25 -
                 FSA Insured

        2,000   City of Los Angeles, California, General Obligation Bonds,            9/12 at 100.00         AAA          2,010,800
                 Series 2002A, 5.000%, 9/01/22 - MBIA Insured

       10,750   Los Angeles Unified School District, Los Angeles County,              7/13 at 100.00         AAA         10,811,597
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 7/01/22 - FSA Insured

        3,000   San Diego Unified School District, California, General                7/10 at 100.00         AAA          3,034,290
                 Obligation Bonds, Election of 1998, Series 2000B,
                 5.125%, 7/01/22 - MBIA Insured

        3,855   San Rafael City High School District, Marin County, California,       8/12 at 100.00         AAA          3,808,856
                 General Obligation Bonds, Series 2003A, 5.000%, 8/01/28 -
                 FSA Insured

          905   San Rafael Elementary School District, Marin County,                  8/12 at 100.00         AAA            894,167
                 California, General Obligation Bonds, Series 2003C,
                 5.000%, 8/01/28 - MBIA Insured


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 56.3%

$       2,025   Burbank Public Financing Authority, California, Revenue              12/13 at 100.00         AAA        $ 2,087,208
                 Refunding Bonds, Golden State Redevelopment Project,
                 Series 2003A, 5.250%, 12/01/22 - AMBAC Insured

        4,000   California State Public Works Board, Lease Revenue Bonds,            12/12 at 100.00         AAA          3,953,720
                 Department of General Services, Capital East End,
                 Series 2002A, 5.000%, 12/01/27 - AMBAC Insured

          600   Irvine Assessment District, California, Limited Obligation            3/04 at 103.00         N/R            579,228
                 Improvement Bonds, Assessment District 00-18, Group 3,
                 Series 2003, 5.550%, 9/02/26

        5,540   Irvine Public Facilities and Infrastructure Authority,                9/03 at 103.00         AAA          5,568,143
                 California, Assessment Revenue Bonds, Series 2003C,
                 5.000%, 9/02/21 - AMBAC Insured

        9,840   City of Los Angeles, California, Certificates of Participation,       6/13 at 100.00         AAA          9,593,803
                 Municipal Improvement Corporation, Series 2003AW,
                 5.000%, 6/01/33 - AMBAC Insured

        1,770   Los Angeles Unified School District, Los Angeles County,             10/12 at 100.00         AAA          1,743,114
                 California, Certificates of Participation, Series 2002C,
                 Administration Building Project II, 5.000%, 10/01/27 -
                 AMBAC Insured

        1,500   Los Osos Community Services Wastewater Assessment                     9/10 at 103.00         AAA          1,475,940
                 District No. 1, California, Improvement Bonds, Series 2002,
                 5.000%, 9/02/33 - MBIA Insured

        1,165   Poway, California, Housing Revenue Bonds, Poinsettia                  5/13 at 102.00        BBB+          1,118,412
                 Mobile Home Park Project, Series 2003, 5.000%, 5/01/23

        3,350   Puerto Rico Municipal Finance Agency, General Obligation              8/12 at 100.00         AAA          3,514,016
                 Bonds, 2002 Series A, 5.250%, 8/01/20 - FSA Insured

                San Buenaventura, California, Certificates of Participation,
                Golf Course Financing Project, Series 2002D:
        3,000    5.000%, 2/01/27 - AMBAC Insured                                      2/12 at 100.00         AAA          2,960,340
        3,300    5.000%, 2/01/32 - AMBAC Insured                                      2/12 at 100.00         AAA          3,233,637

        2,405   San Diego Redevelopment Agency, California, Subordinate               9/11 at 101.00         Aaa          2,376,236
                 Lien Tax Allocation Bonds, Centre City Project,
                 Series 2003A, 5.000%, 9/01/28 - MBIA Insured

        1,200   San Diego Redevelopment Agency, California, Subordinate               9/09 at 101.00        Baa2          1,158,828
                 Tax Increment and Parking Revenue Bonds, Centre City
                 Project, Series 2003B, 5.250%, 9/01/26

        1,220   San Jose Redevelopment Agency, California, Tax Allocation             8/10 at 101.00         AAA          1,195,271
                 Bonds, Merged Area Redevelopment Project, Series 2002,
                 5.000%, 8/01/32 - MBIA Insured

        2,770   City of San Jose Financing Authority, California, Lease Revenue       6/12 at 100.00         AAA          2,726,179
                 Bonds, Civic Center Project, Series 2002B Refunding,
                 5.000%, 6/01/32 - AMBAC Insured

        2,390   Solano County, California, Certificates of Participation,            11/12 at 100.00         AAA          2,434,239
                 Series 2002, 5.250%, 11/01/24 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 21.9%

        5,480   Bay Area Government Association, California, BART SFO                 8/12 at 100.00         AAA          5,409,856
                 Extension Airport Premium Fare Revenue Bonds,
                 Series 2002A, 5.000%, 8/01/26 - AMBAC Insured

        2,000   Foothill-Eastern Transportation Corridor Agency, California,          1/10 at 100.00        BBB-          1,779,160
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35

        3,135   San Francisco City and County Airports Commission,                    5/08 at 101.00         AAA          3,124,780
                 California, Revenue Bonds, San Francisco International
                 Airport, Second Series, Issue 16B, 5.000%, 5/01/24 -
                 FSA Insured

        1,300   San Francisco City and County Airports Commission,                    5/10 at 101.00         AAA          1,278,784
                 California, Revenue Bonds, San Francisco International
                 Airport, Second Series, Issue 26B, 5.000%, 5/01/25 -
                 FGIC Insured

        6,000   San Francisco City and County Airports Commission,                    5/13 at 100.00         AAA          6,212,520
                 California, Revenue Bonds, San Francisco International
                 Airport, Second Series, Issue 29B, 5.125%, 5/01/19 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 3.9%

        3,055   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          3,132,505
                 Power System Revenue Bonds, Series 2001A-1,
                 5.250%, 7/01/22 - FSA Insured


                                       43


                            Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX) (continued)
                                    Portfolio of INVESTMENTS August 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.6%

$       1,495   Southern California Metropolitan Water District, Water                1/08 at 101.00         AAA        $ 1,465,668
                 Revenue Bonds, Series 1997A, 5.000%, 7/01/30 -
                 MBIA Insured

                San Diego Public Facilities Financing Authority, California,
                Subordinate Lien Water Revenue Bonds, Series 2002:
        3,000    5.000%, 8/01/22 - MBIA Insured                                       8/12 at 100.00         AAA          3,015,960
        2,500    5.000%, 8/01/23 - MBIA Insured                                       8/12 at 100.00         AAA          2,504,349
------------------------------------------------------------------------------------------------------------------------------------
$     124,235   Total Long-Term Investments (cost $125,138,384) - 152.3%                                                123,593,211
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.2%                                                                      2,547,365
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (55.5)%                                                        (45,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $81,140,576
                ====================================================================================================================


                            At least 80% of the Fund's net assets (including net assets applicable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets applicable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

                     (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                       * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                            There may be other call provisions at varying prices at later dates.

                      ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                     N/R    Investment is not rated.

                                 See accompanying notes to financial statements.

                            Statement of
                                ASSETS AND LIABILITIES August 31, 2003

                                                                         INSURED          INSURED        CALIFORNIA      CALIFORNIA
                                                                      CALIFORNIA       CALIFORNIA           PREMIUM        DIVIDEND
                                                                  PREMIUM INCOME PREMIUM INCOME 2            INCOME       ADVANTAGE
                                                                           (NPC)            (NCL)             (NCU)           (NAC)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $143,352,848,
   $267,897,010, $120,449,908 and
   $509,460,322, respectively)                                      $152,791,340     $283,737,849      $121,271,882    $521,457,420
Cash                                                                     349,460          390,793           670,954         286,274
Receivables:
   Interest                                                            2,121,224        4,082,793         1,628,541       7,277,848
   Investments sold                                                           --       13,083,700            10,300       2,433,150
Other assets                                                              10,598           30,864             3,457          37,590
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   155,272,622      301,325,999       123,585,134     531,492,282
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                      9,684,494       20,891,454         1,574,025       9,236,901
Accrued expenses:
   Management fees                                                        79,806          152,258            67,129         147,339
   Other                                                                  79,179           93,354            79,405         177,122
Preferred share dividends payable                                          2,160            8,273             5,293          12,421
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                9,845,639       21,145,339         1,725,852       9,573,783
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                45,000,000       95,000,000        43,000,000     175,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $100,426,983     $185,180,660      $ 78,859,282    $346,918,499
====================================================================================================================================
Common shares outstanding                                              6,441,830       12,681,101         5,774,216      23,412,013
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common
   shares, divided by Common shares outstanding)                    $      15.59     $      14.60      $      13.66    $      14.82
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $     64,418     $    126,811      $     57,742    $    234,120
Paid-in surplus                                                       89,139,083      175,681,008        80,188,301     332,500,600
Undistributed (Over-distribution of) net
  investment income                                                    1,458,167        2,165,243           930,997       4,145,773
Accumulated net realized gain (loss) from investments                    326,823       (8,633,241)       (3,139,732)     (1,959,092)
Net unrealized appreciation (depreciation)
  of investments                                                       9,438,492       15,840,839           821,974      11,997,098
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $100,426,983     $185,180,660      $ 78,859,282    $346,918,499
====================================================================================================================================
Authorized shares:
   Common                                                            200,000,000      200,000,000         Unlimited       Unlimited
   Preferred                                                           1,000,000        1,000,000         Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.


                                       45

                            Statement of
                                    ASSETS AND LIABILITIES August 31, 2003 (continued)
                                                                      CALIFORNIA       CALIFORNIA           INSURED         INSURED
                                                                        DIVIDEND         DIVIDEND        CALIFORNIA      CALIFORNIA
                                                                     ADVANTAGE 2      ADVANTAGE 3          DIVIDEND        TAX-FREE
                                                                           (NVX)            (NZH)   ADVANTAGE (NKL) ADVANTAGE (NKX)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $311,202,914,
  $523,832,394, $327,876,796 and
  $125,138,384, respectively)                                       $311,140,260     $514,723,236      $331,752,594    $123,593,211
Cash                                                                     627,484        5,338,943        12,384,632         948,481
Receivables:
  Interest                                                             4,371,552        7,591,997         3,661,112       1,668,045
  Investments sold                                                     7,353,735               --                --              --
Other assets                                                              22,333            7,737            19,702           5,977
------------------------------------------------------------------------------------------------------------------------------------
     Total assets                                                    323,515,364      527,661,913       347,818,040     126,215,714
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                      3,629,077        9,568,446         6,897,184              --
Accrued expenses:
   Management fees                                                        96,612          150,053           102,182          36,227
   Other                                                                  55,266          102,540            56,289          31,319
Preferred share dividends payable                                         12,052           11,541            11,877           7,592
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                3,793,007        9,832,580         7,067,532          75,138
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               110,000,000      187,000,000       118,000,000      45,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $209,722,357     $330,829,333      $222,750,508    $ 81,140,576
====================================================================================================================================
Common shares outstanding                                             14,790,660       24,112,833        15,259,759       5,882,285
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common
   shares, divided by Common
   shares outstanding)                                              $      14.18     $      13.72      $      14.60    $      13.79
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $    147,907     $    241,128      $    152,598    $     58,823
Paid-in surplus                                                      210,031,314      342,482,133       216,626,387      82,985,669
Undistributed (Over-distribution of) net
  investment income                                                    1,819,993        1,609,827           236,194         (37,648)
Accumulated net realized gain (loss) from investments                 (2,214,203)      (4,394,597)        1,859,531        (321,095)
Net unrealized appreciation (depreciation)
  of investments                                                         (62,654)      (9,109,158)        3,875,798      (1,545,173)
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $209,722,357     $330,829,333      $222,750,508     $ 81,140,576
====================================================================================================================================
Authorized shares:
   Common                                                              Unlimited        Unlimited         Unlimited       Unlimited
   Preferred                                                           Unlimited        Unlimited         Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                       46


                            Statement of
                                  OPERATIONS Year Ended August 31, 2003

                                                                         INSURED          INSURED        CALIFORNIA      CALIFORNIA
                                                                      CALIFORNIA       CALIFORNIA           PREMIUM        DIVIDEND
                                                                  PREMIUM INCOME PREMIUM INCOME 2            INCOME       ADVANTAGE
                                                                           (NPC)            (NCL)             (NCU)           (NAC)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $ 7,615,602      $14,813,026       $ 6,587,172     $27,255,530
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                          967,370        1,838,182           817,185       3,382,954
Preferred shares - auction fees                                          112,687          237,896           107,679         438,227
Preferred shares - dividend disbursing agent fees                         10,000           20,000            10,000          20,000
Shareholders' servicing agent fees and expenses                           15,250           23,511            10,949          10,671
Custodian's fees and expenses                                             40,483           68,721            34,001         125,012
Directors'/Trustees' fees and expenses                                     1,958            3,320             1,699           6,922
Professional fees                                                         12,842           16,810            11,185          21,925
Shareholders' reports - printing and mailing expenses                     12,917           23,910            12,226          34,629
Stock exchange listing fees                                               11,434           16,035             1,288          16,001
Investor relations expense                                                 9,987           19,389             8,873          36,868
Portfolio insurance expense                                               11,139            4,553                --              --
Other expenses                                                            14,739           20,081            14,858          26,086
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement   1,220,806        2,292,408         1,029,943       4,119,295
  Custodian fee credit                                                   (10,033)          (8,295)           (6,506)        (10,038)
  Expense reimbursement                                                       --               --                --      (1,603,385)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           1,210,773        2,284,113         1,023,437       2,505,872
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  6,404,829       12,528,913         5,563,735      24,749,658
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                524,720         (166,188)          982,095       1,584,946
Change in net unrealized appreciation
   (depreciation) of investments                                      (3,552,084)      (6,281,308)       (5,507,976)    (12,671,586)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                      (3,027,364)      (6,447,496)       (4,525,881)    (11,086,640)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                              (382,478)        (863,570)         (383,629)     (1,616,891)
From accumulated net realized gains from investments                     (42,365)              --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                         (424,843)        (863,570)         (383,629)     (1,616,891)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                   $ 2,952,622      $ 5,217,847       $   654,225     $12,046,127
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       47


                            Statement of
                                OPERATIONS Year Ended August 31, 2003 (continued) )

                                                                      CALIFORNIA       CALIFORNIA           INSURED         INSURED
                                                                        DIVIDEND         DIVIDEND        CALIFORNIA      CALIFORNIA
                                                                     ADVANTAGE 2      ADVANTAGE 3          DIVIDEND        TAX-FREE
                                                                           (NVX)            (NZH)   ADVANTAGE (NKL) ADVANTAGE (NKX)*
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                   $16,405,530      $ 26,085,990       $16,791,646     $ 4,187,323
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                        2,104,950        3,378,318         2,245,906         602,915
Preferred shares - auction fees                                          258,982          454,477           293,151          70,039
Preferred shares - dividend disbursing agent fees                         20,000           20,000            20,000           6,219
Shareholders' servicing agent fees and expenses                            5,089            6,796             3,873           3,053
Custodian's fees and expenses                                            105,464          142,483           103,375          24,305
Directors'/Trustees' fees and expenses                                     4,524            6,886             4,920           1,465
Professional fees                                                         15,996           24,378            19,828          13,636
Shareholders' reports - printing and mailing expenses                     23,555           43,123            26,196          15,308
Stock exchange listing fees                                                1,605            2,656               929             675
Investor relations expense                                                32,450           47,308            36,161           6,871
Portfolio insurance expense                                                   --               --                --              --
Other expenses                                                            19,942           23,544            13,430           3,096
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement   2,592,557        4,149,969         2,767,769         747,582
  Custodian fee credit                                                    (9,293)         (22,782)          (31,947)        (12,179)
  Expense reimbursement                                                 (983,334)      (1,597,406)       (1,051,075)       (297,025)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           1,599,930        2,529,781         1,684,747         438,378
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 14,805,600       23,556,209        15,106,899       3,748,945
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                             (1,481,214)       2,071,600         2,233,096        (319,256)
Change in net unrealized appreciation
   (depreciation) of investments                                      (7,762,388)     (17,764,997)       (9,779,462)     (1,545,173)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                      (9,243,602)     (15,693,397)       (7,546,366)     (1,864,429)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                            (1,015,700)      (1,834,161)       (1,085,060)       (233,784)
From accumulated net realized gains from investments                     (49,489)              --           (87,519)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                       (1,065,189)      (1,834,161)       (1,172,579)      (233,784)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                   $ 4,496,809     $  6,028,651       $ 6,387,954     $ 1,650,732
====================================================================================================================================


*    For the period November 22, 2002 (commencement of operations) through
     August 31, 2003.


                                 See accompanying notes to financial statements.

                                       48


                            Statement of
                                CHANGES IN NET ASSETS
                                      INSURED CALIFORNIA                    INSURED CALIFORNIA                CALIFORNIA PREMIUM)
                                     PREMIUM INCOME (NPC)                 PREMIUM INCOME 2 (NCL)                 INCOME (NCU)
                                 ----------------------------        ------------------------------      ---------------------------
                                  YEAR ENDED       YEAR ENDED          YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                     8/31/03          8/31/02             8/31/03           8/31/02          8/31/03         8/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income            $ 6,404,829      $ 6,729,063        $ 12,528,913      $ 12,715,990      $ 5,563,735    $ 5,735,508
Net realized gain (loss)
   from investments                  524,720        2,870,032            (166,188)           92,173          982,095        709,477
Change in net unrealized
   appreciation (depreciation)
   of investments                 (3,552,084)      (2,620,683)         (6,281,308)         (194,559)      (5,507,976)        10,347
Distributions to Preferred Shareholders:
   From net investment income       (382,478)        (578,229)           (863,570)       (1,211,432)        (383,629)      (583,093)
   From accumulated net realized
     gains from investments          (42,365)              --                  --                --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from operations                 2,952,622        6,400,183           5,217,847        11,402,172          654,225      5,872,239
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income        (6,218,425)      (5,538,554)        (11,323,762)      (10,503,880)      (5,043,780)    (4,728,811)
From accumulated net realized
   gains from investments           (490,993)              --                  --                --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders         (6,709,418)      (5,538,554)        (11,323,762)      (10,503,880)      (5,043,780)    (4,728,811)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares       --               --                  --                --               --             --
   Net proceeds from shares issued
        to shareholders due to
        reinvestment of distributions 47,136          207,189             416,645           338,627               --         38,176
Preferred shares offering costs           --               --                  --                --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                 47,136          207,189             416,645           338,627               --         38,176
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares    (3,709,660)       1,068,818          (5,689,270)        1,236,919       (4,389,555)     1,181,604
Net assets applicable to
   Common shares at the
   beginning of period           104,136,643      103,067,825         190,869,930       189,633,011       83,248,837     82,067,233
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period  $100,426,983     $104,136,643        $185,180,660      $190,869,930      $78,859,282    $83,248,837
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at
   the end of period            $  1,458,167      $ 1,830,679        $  2,165,243      $  1,761,555      $   930,997    $   830,638
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       49


                            Statement of
                                CHANGES IN NET ASSETS (continued)

                                           CALIFORNIA                         CALIFORNIA                         CALIFORNIA
                                     DIVIDEND ADVANTAGE (NAC)          DIVIDEND ADVANTAGE 2 (NVX)        DIVIDEND ADVANTAGE 3 (NZH)
                                  -----------------------------     -------------------------------    -----------------------------
                                                                                                                             FOR THE
                                                                                                                      PERIOD 9/25/01
                                                                                                                       (COMMENCEMENT
                                    YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED      YEAR ENDED    OF OPERATIONS
                                       8/31/03          8/31/02           8/31/03           8/31/02         8/31/03  THROUGH 8/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 24,749,658     $ 24,981,916      $ 14,805,600      $ 15,663,509     $ 23,556,209   $ 20,039,962
Net realized gain (loss)
   from investments                  1,584,946        3,991,908        (1,481,214)          351,147        2,071,600     (6,468,859)
Change in net unrealized
   appreciation (depreciation)
   of investments                  (12,671,586)      (3,853,349)       (7,762,388)       (6,268,122)     (17,764,997)     8,660,828
Distributions to Preferred Shareholders:
   From net investment income       (1,616,891)      (2,424,510)       (1,015,700)       (1,578,722)      (1,834,161)    (1,962,036)
   From accumulated net realized
     gains from investments                 --               --           (49,489)               --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from operations                  12,046,127       22,695,965         4,496,809         8,167,812        6,028,651     20,269,895
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (21,948,762)     (20,156,545)      (13,178,729)      (12,867,313)     (20,833,487)   (17,358,987)
From accumulated net realized gains
   from investments                         --               --          (430,161)               --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions to
   Common shareholders             (21,948,762)     (20,156,545)      (13,608,890)      (12,867,313)     (20,833,487)   (17,358,987)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares         --               --            (1,664)               --          171,736    344,509,500
   Net proceeds from shares issued
     to shareholders due to
     reinvestment of distributions          --           84,644                --            73,486               --         79,128
Preferred shares offering costs             --               --            21,719                --           (7,528)    (2,129,850)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                       --           84,644            20,055            73,486          164,208    342,458,778
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares      (9,902,635)       2,624,064        (9,092,026)       (4,626,015)     (14,640,628)   345,369,686
Net assets applicable to
   Common shares at the
   beginning of period             356,821,134      354,197,070       218,814,383       223,440,398      345,469,961        100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $346,918,499     $356,821,134      $209,722,357      $218,814,383     $330,829,333   $345,469,961
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at
   the end of period              $  4,145,773     $  2,840,186      $  1,819,993      $  1,221,035     $  1,609,827   $    718,939
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       50

                                                                                                                         INSURED
                                                                                                                       CALIFORNIA
                                                                                                                        TAX-FREE
                                                                                          INSURED CALIFORNIA            ADVANTAGE
                                                                                       DIVIDEND ADVANTAGE (NKL)           (NKX)
                                                                                    -----------------------------   ---------------
                                                                                                          FOR THE           FOR THE
                                                                                                   PERIOD 3/27/02   PERIOD 11/22/02
                                                                                                    (COMMENCEMENT     (COMMENCEMENT
                                                                                      YEAR ENDED   OF OPERATIONS)    OF OPERATIONS)
                                                                                         8/31/03  THROUGH 8/31/02   THROUGH 8/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                               $ 15,106,899      $ 5,170,454       $ 3,748,945
Net realized gain (loss) from investments                                              2,233,096          486,634          (319,256)
Change in net unrealized appreciation
   (depreciation) of investments                                                      (9,779,462)      13,672,712        (1,545,173)
Distributions to Preferred Shareholders:
   From net investment income                                                         (1,085,060)        (406,088)         (233,784)
   From accumulated net realized
     gains from investments                                                              (87,519)              --                --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations                                                    6,387,954       18,923,712         1,650,732
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                           (13,916,900)      (4,638,508)       (3,552,809)
From accumulated net realized gains
   from investments                                                                     (784,735)              --                --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions to
   Common shareholders                                                               (14,701,635)      (4,638,508)       (3,552,809)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                                        9,614      217,998,750        83,983,125
   Net proceeds from shares issued
     to shareholders due to
     reinvestment of distributions                                                            --           41,170             4,206
Preferred shares offering costs                                                           (7,636)      (1,363,188)       (1,044,953)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                                                                      1,978      216,676,732        82,942,378
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                                        (8,311,703)     230,961,936        81,040,301
Net assets applicable to Common shares
   at the beginning of period                                                        231,062,211          100,275           100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                                      $222,750,508     $231,062,211       $81,140,576
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at
   the end of period                                                                $    236,194     $    125,858       $   (37,648)
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       51


                            Notes to
                                   FINANCIAL STATEMENTS




1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The California Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC), Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL), Nuveen California Premium Income Municipal Fund (NCU), Nuveen California Dividend Advantage Municipal Fund (NAC), Nuveen California Dividend Advantage Municipal Fund 2 (NVX), Nuveen California Dividend Advantage Municipal Fund 3 (NZH), Nuveen Insured California Dividend Advantage Municipal Fund (NKL) and Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX). Common shares of Insured California Premium Income (NPC), Insured California Premium Income 2 (NCL) and California Dividend Advantage (NAC) are traded on the New York Stock Exchange while Common shares of California Premium Income (NCU), California Dividend Advantage 2 (NVX), California Dividend Advantage 3 (NZH), Insured California Dividend Advantage (NKL) and Insured California Tax-Free Advantage (NKX) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Prior to the commencement of operations of California Dividend Advantage 3
(NZH), Insured California Dividend Advantage (NKL) and Insured California Tax-Free Advantage (NKX), each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 per Fund by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), and the recording of the organization expenses ($11,500 per Fund) and their reimbursement by Nuveen Investments, LLC (formerly, Nuveen Investments), also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide current income exempt from both regular federal and California state income taxes, and in the case of Insured California Tax-Free Advantage (NKX) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of California.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.


Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.


Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At August 31, 2003, Insured California Premium Income (NPC), Insured California Premium Income 2
(NCL), California Premium Income (NCU), California Dividend Advantage (NAC), California Dividend Advantage 2 (NVX), California Dividend Advantage 3 (NZH) and Insured California Dividend Advantage (NKL) had outstanding when-issued and delayed delivery purchase commitments of $9,684,494, $20,891,454, $1,574,025, $9,236,901, $3,629,077, $9,568,446, and $6,897,184, respectively. There were no such outstanding purchase commitments in Insured California Tax-Free Advantage
(NKX).


Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, and in the case of Insured California Tax-Free Advantage (NKX) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended August 31, 2003, have been designated Exempt Interest Dividends.


Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.


Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by series and in total, for each Fund is as follows:

                                                           INSURED     INSURED
                                                        CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                                           PREMIUM      PREMIUM      PREMIUM     DIVIDEND
                                                            INCOME     INCOME 2       INCOME    ADVANTAGE
                                                             (NPC)        (NCL)        (NCU)        (NAC)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                                     --           --        1,720           --
   Series T                                                  1,800        1,900           --           --
   Series TH                                                    --        1,900           --        3,500
   Series F                                                     --           --           --        3,500
---------------------------------------------------------------------------------------------------------
Total                                                        1,800        3,800        1,720        7,000
=========================================================================================================
                                                                                     INSURED      INSURED
                                                        CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                                          DIVIDEND     DIVIDEND     DIVIDEND     TAX-FREE
                                                       ADVANTAGE 2  ADVANTAGE 3    ADVANTAGE    ADVANTAGE
                                                             (NVX)        (NZH)        (NKL)        (NKX)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                                  2,200        3,740           --           --
   Series T                                                     --           --        2,360           --
   Series TH                                                    --        3,740           --        1,800
   Series F                                                  2,200           --        2,360           --
---------------------------------------------------------------------------------------------------------
Total                                                        4,400        7,480        4,720        1,800
=========================================================================================================


Effective January 17, 2003, Insured California Tax-Free Advantage (NKX) issued 1,800 Series TH, $25,000 stated value Preferred shares.

                            Notes to
                                FINANCIAL STATEMENTS (continued)



Insurance

Insured California Premium Income (NPC) and Insured California Premium Income 2
(NCL) invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured California Dividend Advantage (NKL) and Insured California Tax-Free Advantage (NKX) invest at least 80% of their net assets (including net assets applicable to Preferred shares) in municipal securities that are covered by insurance. Each Fund may also invest up to 20% of its net assets (including net assets applicable to Preferred shares) in municipal securities which are either
(i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.


Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended August 31, 2003.


Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.


Offering Costs

Nuveen Investments, LLC has agreed to pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for California Dividend Advantage 3 (NZH), Insured California Dividend Advantage (NKL) and Insured California Tax-Free Advantage (NKX). California Dividend Advantage 3's (NZH), Insured California Dividend Advantage's (NKL) and Insured California Tax-Free Advantage's (NKX) share of Common share offering costs ($551,264, $447,886 and $176,250, respectively) were recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by California Dividend Advantage 3 (NZH), Insured California Dividend Advantage (NKL) and Insured California Tax-Free Advantage (NKX) in connection with their offering of Preferred shares ($2,137,378, $1,370,824 and $1,044,953, respectively) were recorded as a reduction to paid-in surplus.


Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                                INSURED CALIFORNIA         INSURED CALIFORNIA              CALIFORNIA
                               PREMIUM INCOME (NPC)      PREMIUM INCOME 2 (NCL)       PREMIUM INCOME (NCU)
                              ----------------------    -----------------------     -----------------------
                              YEAR ENDED  YEAR ENDED    YEAR ENDED   YEAR ENDED     YEAR ENDED   YEAR ENDED
                                 8/31/03     8/31/02       8/31/03      8/31/02        8/31/03      8/31/02
-----------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                        --          --            --           --              --          --
   Shares issued to shareholders
     due to reinvestment
     of distributions              2,919      13,079        27,169       22,774              --       2,696
-----------------------------------------------------------------------------------------------------------
                                   2,919      13,079        27,169       22,774              --       2,696
===========================================================================================================
Preferred shares sold                 --          --            --           --              --          --
===========================================================================================================

                               CALIFORNIA DIVIDEND        CALIFORNIA DIVIDEND        CALIFORNIA DIVIDEND
                                  ADVANTAGE (NAC)           ADVANTAGE 2 (NVX)         ADVANTAGE 3 (NZH)
                              ----------------------    -----------------------   -------------------------
                                                                                                    FOR THE
                                                                                             PERIOD 9/25/01
                                                                                              (COMMENCEMENT
                                                                                             OF OPERATIONS)
                              YEAR ENDED  YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED        THROUGH
                                 8/31/03     8/31/02       8/31/03      8/31/02      8/31/03        8/31/02
-----------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                        --          --            --           --           --     24,100,000
   Shares issued to shareholders
     due to reinvestment
     of distributions                 --       5,665            --        3,644           --          5,833
-----------------------------------------------------------------------------------------------------------
                                      --       5,665            --        3,644           --     24,105,833
===========================================================================================================
Preferred shares sold                 --          --            --           --           --          7,480
===========================================================================================================

                                                              INSURED                        INSURED
                                                         CALIFORNIA DIVIDEND           CALIFORNIA TAX-FREE
                                                           ADVANTAGE (NKL)               ADVANTAGE (NKX)
                                                     ---------------------------      ---------------------
                                                                        FOR THE                     FOR THE
                                                                 PERIOD 3/27/02             PERIOD 11/22/02
                                                                  (COMMENCEMENT               (COMMENCEMENT
                                                                  OF OPERATIONS)              OF OPERATIONS
                                                      YEAR ENDED        THROUGH                     THROUGH
                                                         8/31/03        8/31/02                     8/31/03
-----------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                --     15,250,000                   5,875,000
   Shares issued to shareholders
     due to reinvestment
     of distributions                                         --          2,759                         285
-----------------------------------------------------------------------------------------------------------
                                                              --     15,252,759                   5,875,285
===========================================================================================================
Preferred shares sold                                         --          4,720                       1,800
===========================================================================================================


                            Notes to
                                FINANCIAL STATEMENTS (continued)



3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the fiscal year ended August 31, 2003, were as follows:

                                                           INSURED       INSURED
                                                        CALIFORNIA    CALIFORNIA    CALIFORNIA    CALIFORNIA
                                                           PREMIUM       PREMIUM       PREMIUM      DIVIDEND
                                                            INCOME      INCOME 2        INCOME     ADVANTAGE
                                                             (NPC)         (NCL)         (NCU)         (NAC)
------------------------------------------------------------------------------------------------------------
Purchases                                              $45,146,980   $67,879,363   $31,185,950   $67,750,971
Sales and maturities                                    37,137,174    61,374,564    29,676,129    60,203,482
============================================================================================================
                                                                                       INSURED       INSURED
                                                        CALIFORNIA   CALIFORNIA     CALIFORNIA    CALIFORNIA
                                                          DIVIDEND     DIVIDEND       DIVIDEND      TAX-FREE
                                                       ADVANTAGE 2  ADVANTAGE 3      ADVANTAGE     ADVANTAGE
                                                             (NVX)        (NZH)          (NKL)        (NKX)*
------------------------------------------------------------------------------------------------------------
Purchases                                             $133,727,841  $271,458,501  $246,398,251  $176,293,906
Sales and maturities                                   128,490,031   252,516,190   257,393,182    50,751,631
============================================================================================================

* For the period November 22, 2002 (commencement of operations) through August 31, 2003.


4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2003, the cost of investments were as follows:

                                                           INSURED       INSURED
                                                        CALIFORNIA    CALIFORNIA    CALIFORNIA    CALIFORNIA
                                                           PREMIUM       PREMIUM       PREMIUM      DIVIDEND
                                                            INCOME      INCOME 2        INCOME     ADVANTAGE
                                                             (NPC)         (NCL)         (NCU)         (NAC)
------------------------------------------------------------------------------------------------------------
Cost of investments                                   $143,098,832  $267,710,329  $120,406,029  $509,286,772
============================================================================================================

                                                                                       INSURED       INSURED
                                                        CALIFORNIA    CALIFORNIA    CALIFORNIA    CALIFORNIA
                                                          DIVIDEND      DIVIDEND      DIVIDEND      TAX-FREE
                                                       ADVANTAGE 2   ADVANTAGE 3     ADVANTAGE     ADVANTAGE
                                                             (NVX)         (NZH)         (NKL)         (NKX)
------------------------------------------------------------------------------------------------------------
Cost of investments                                   $311,183,341  $523,827,527  $327,983,022  $125,137,914
============================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2003, were as follows:

                                                           INSURED       INSURED
                                                        CALIFORNIA    CALIFORNIA    CALIFORNIA    CALIFORNIA
                                                           PREMIUM       PREMIUM       PREMIUM      DIVIDEND
                                                            INCOME      INCOME 2        INCOME     ADVANTAGE
                                                             (NPC)         (NCL)         (NCU)         (NAC)
------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                         $9,807,588   $16,223,814   $ 3,583,789   $16,567,059
   Depreciation                                           (115,080)     (196,294)   (2,717,936)   (4,396,411)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                                       $9,692,508   $16,027,520   $   865,853   $12,170,648
============================================================================================================

                                                                                       INSURED       INSURED
                                                        CALIFORNIA    CALIFORNIA    CALIFORNIA    CALIFORNIA
                                                          DIVIDEND      DIVIDEND      DIVIDEND      TAX-FREE
                                                       ADVANTAGE 2   ADVANTAGE 3     ADVANTAGE     ADVANTAGE
                                                             (NVX)         (NZH)         (NKL)         (NKX)
------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                        $ 5,112,566  $  2,173,027   $ 5,396,639   $   129,977
   Depreciation                                         (5,155,647)  (11,277,318)   (1,627,067)   (1,674,680)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                                      $   (43,081) $ (9,104,291)  $ 3,769,572   $(1,544,703)
============================================================================================================


The tax components of undistributed net investment income and net realized gains at August 31, 2003, were as follows:

                                                           INSURED       INSURED
                                                        CALIFORNIA    CALIFORNIA    CALIFORNIA    CALIFORNIA
                                                           PREMIUM       PREMIUM       PREMIUM      DIVIDEND
                                                            INCOME      INCOME 2        INCOME     ADVANTAGE
                                                              (NPC)        (NCL)         (NCU)         (NAC)
------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income                     $1,636,577    $2,950,611    $1,313,927    $5,854,730
Undistributed net ordinary income *                         59,311            --            --         2,875
Undistributed net long-term capital gains                  326,823            --            --            --
============================================================================================================

                                                                                       INSURED       INSURED
                                                        CALIFORNIA    CALIFORNIA    CALIFORNIA    CALIFORNIA
                                                          DIVIDEND      DIVIDEND      DIVIDEND      TAX-FREE
                                                       ADVANTAGE 2   ADVANTAGE 3     ADVANTAGE     ADVANTAGE
                                                             (NVX)         (NZH)         (NKL)         (NKX)
------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income                     $2,921,637    $3,350,890    $1,362,657      $408,586
Undistributed net ordinary income *                            131         1,734     1,783,045            --
Undistributed net long-term capital gains                       --            --       227,868            --
============================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

                            Notes to
                                FINANCIAL STATEMENTS (continued)


The tax character of distributions paid during the fiscal years ended August 31, 2003 and August 31, 2002, was designated for purposes of the dividends paid deduction as follows:

                                                           INSURED       INSURED
                                                        CALIFORNIA    CALIFORNIA    CALIFORNIA    CALIFORNIA
                                                           PREMIUM       PREMIUM       PREMIUM      DIVIDEND
                                                            INCOME      INCOME 2        INCOME     ADVANTAGE
2003                                                          (NPC)        (NCL)         (NCU)         (NAC)
------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                $6,123,025   $12,130,717    $5,376,229   $23,425,975
Distributions from net ordinary income *                   459,740            --        40,993            --
Distributions from net long-term capital gains             533,358            --            --            --
============================================================================================================
                                                                                       INSURED       INSURED
                                                        CALIFORNIA    CALIFORNIA    CALIFORNIA    CALIFORNIA
                                                          DIVIDEND      DIVIDEND      DIVIDEND      TAX-FREE
                                                       ADVANTAGE 2   ADVANTAGE 3     ADVANTAGE     ADVANTAGE
2003                                                         (NVX)         (NZH)         (NKL)         (NKX)
------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income               $14,174,057   $22,678,767   $15,008,754    $3,339,890
Distributions from net ordinary income *                       540            --       872,254            --
Distributions from net long-term capital gains             479,390            --            --            --
============================================================================================================
                                                           INSURED       INSURED
                                                        CALIFORNIA    CALIFORNIA    CALIFORNIA    CALIFORNIA
                                                           PREMIUM       PREMIUM       PREMIUM      DIVIDEND
                                                            INCOME      INCOME 2        INCOME     ADVANTAGE
2002                                                         (NPC)         (NCL)         (NCU)         (NAC)
------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                $6,096,991   $11,644,088    $5,280,680   $22,478,680
Distributions from net ordinary income *                        --            --            --            --
Distributions from net long-term capital gains                  --            --            --            --
============================================================================================================
                                                                                                     INSURED
                                                                      CALIFORNIA    CALIFORNIA    CALIFORNIA
                                                                        DIVIDEND      DIVIDEND      DIVIDEND
                                                                     ADVANTAGE 2   ADVANTAGE 3     ADVANTAGE
2002                                                                       (NVX)         (NZH)         (NKL)
------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                             $14,436,589   $17,562,240    $3,866,185
Distributions from net ordinary income *                                      --            --            --
Distributions from net long-term capital gains                                --            --            --
============================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At August 31, 2003, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                             INSURED                                              INSURED
                                          CALIFORNIA    CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                             PREMIUM       PREMIUM     DIVIDEND     DIVIDEND     TAX-FREE
                                            INCOME 2        INCOME    ADVANTAGE  ADVANTAGE 3    ADVANTAGE
                                               (NCL)         (NCU)        (NAC)        (NZH)        (NKX)
---------------------------------------------------------------------------------------------------------
Expiration year:
   2004                                   $4,345,091    $2,089,738   $       --   $       --     $     --
   2005                                    1,283,948     1,049,994           --           --           --
   2006                                           --            --           --           --           --
   2007                                           --            --           --           --           --
   2008                                           --            --           --           --           --
   2009                                    2,185,870            --    1,959,092           --           --
   2010                                      440,510            --           --           --           --
   2011                                           --            --           --    4,394,597      321,095
---------------------------------------------------------------------------------------------------------
Total                                     $8,255,419    $3,139,732   $1,959,092   $4,394,597     $321,095
=========================================================================================================


The following Funds have elected to defer net realized losses from investments incurred from November 1, 2002 through August 31, 2003 ("post-October losses") in accordance with Federal income tax regulations. The following post-October losses are treated as having arisen in the following fiscal year:

                                                                                     INSURED
                                                                                  CALIFORNIA   CALIFORNIA
                                                                                     PREMIUM     DIVIDEND
                                                                                    INCOME 2  ADVANTAGE 2
                                                                                       (NCL)        (NVX)
---------------------------------------------------------------------------------------------------------
                                                                                    $377,822   $2,214,203
=========================================================================================================


5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under Insured California Premium Income's (NPC), Insured California Premium Income 2's (NCL) and California Premium Income's (NCU) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================


Under California Dividend Advantage's (NAC), California Dividend Advantage 2's
(NVX), California Dividend Advantage 3's (NZH), Insured California Dividend Advantage's (NKL) and Insured California Tax-Free Advantage (NKX) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================


The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

                            Notes to
                                FINANCIAL STATEMENTS (continued)



For the first ten years of California Dividend Advantage's (NAC) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
JULY 31,                                       JULY 31,
--------------------------------------------------------------------------------
1999*                      .30%                     2005                    .25%
2000                       .30                      2006                    .20
2001                       .30                      2007                    .15
2002                       .30                      2008                    .10
2003                       .30                      2009                    .05
2004                       .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse California Dividend Advantage (NAC) for any portion of its fees and expenses beyond July 31, 2009.

For the first ten years of California Dividend Advantage 2's (NVX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
MARCH 31,                                      MARCH 31,
--------------------------------------------------------------------------------
2001*                      .30%                     2007                    .25%
2002                       .30                      2008                    .20
2003                       .30                      2009                    .15
2004                       .30                      2010                    .10
2005                       .30                      2011                    .05
2006                       .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse California Dividend Advantage 2 (NVX) for any portion of its fees and expenses beyond March 31, 2011.

For the first ten years of California Dividend Advantage 3's (NZH) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
SEPTEMBER 30,                                  SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                      .30%                     2007                    .25%
2002                       .30                      2008                    .20
2003                       .30                      2009                    .15
2004                       .30                      2010                    .10
2005                       .30                      2011                    .05
2006                       .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse California Dividend Advantage 3 (NZH) for any portion of its fees and expenses beyond September 30, 2011.

For the first ten years of Insured California Dividend Advantage's (NKL) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
MARCH 31,                                      MARCH 31,
--------------------------------------------------------------------------------
2002*                      .30%                     2008                    .25%
2003                       .30                      2009                    .20
2004                       .30                      2010                    .15
2005                       .30                      2011                    .10
2006                       .30                      2012                    .05
2007                       .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse Insured California Dividend Advantage
(NKL) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Insured California Tax-Free Advantage's (NKX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
NOVEMBER 30,                                   NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                      .32%                     2007                    .32%
2003                       .32                      2008                    .24
2004                       .32                      2009                    .16
2005                       .32                      2010                    .08
2006                       .32
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse Insured California Tax-Free Advantage
(NKX) for any portion of its fees and expenses beyond November 30, 2010.

                           Notes to
                               FINANCIAL STATEMENTS (continued)





6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on October 1, 2003, to shareholders of record on September 15, 2003, as follows:

                                                           INSURED       INSURED
                                                        CALIFORNIA    CALIFORNIA   CALIFORNIA   CALIFORNIA
                                                           PREMIUM       PREMIUM      PREMIUM     DIVIDEND
                                                            INCOME      INCOME 2       INCOME    ADVANTAGE
                                                             (NPC)         (NCL)        (NCU)        (NAC)
----------------------------------------------------------------------------------------------------------
Dividend per share                                          $.0760        $.0760       $.0730       $.0810
==========================================================================================================
                                                                                      INSURED      INSURED
                                                        CALIFORNIA    CALIFORNIA   CALIFORNIA   CALIFORNIA
                                                          DIVIDEND      DIVIDEND     DIVIDEND     TAX-FREE
                                                       ADVANTAGE 2   ADVANTAGE 3    ADVANTAGE    ADVANTAGE
                                                             (NVX)         (NZH)        (NKL)        (NKX)
----------------------------------------------------------------------------------------------------------
Dividend per share                                          $.0760        $.0720       $.0760       $.0755
==========================================================================================================

                           Financial
                                   HIGHLIGHTS

                           Financial
                                  HIGHLIGHTS

Selected data for a Common share outstanding throughout each period:

                                                     Investment Operations                                   Less Distributions
                                 -------------------------------------------------------------------   -----------------------------
                                                              Distributions   Distributions
                                                                   from Net            from                   Net
                     Beginning                          Net      Investment         Capital            Investment   Capital
                        Common                    Realized/       Income to        Gains to             Income to  Gains to
                         Share           Net     Unrealized       Preferred       Preferred                Common    Common
                     Net Asset    Investment     Investment          Share-          Share-                Share-    Share-
                         Value        Income    Gain (Loss)        holders+         holders+   Total      holders   holders   Total
====================================================================================================================================
INSURED CALIFORNIA
PREMIUM INCOME (NPC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2003                    $16.17         $ .99         $ (.45)          $(.06)          $(.01)   $ .47        $(.97)    $(.08) $(1.05)
2002                     16.04          1.05            .03            (.09)             --      .99         (.86)       --    (.86)
2001                     15.08          1.04            .99            (.21)             --     1.82         (.86)       --    (.86)
2000                     14.81          1.09            .30            (.24)             --     1.15         (.88)       --    (.88)
1999                     16.31          1.09          (1.56)           (.20)             --     (.67)        (.83)       --    (.83)

INSURED CALIFORNIA
PREMIUM INCOME 2 (NCL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2003                     15.08           .99           (.51)           (.07)             --      .41         (.89)       --    (.89)
2002                     15.01          1.02           (.02)           (.10)             --      .90         (.83)       --    (.83)
2001                     14.09          1.01            .91            (.22)             --     1.70         (.78)       --    (.78)
2000                     13.70          1.02            .41            (.24)             --     1.19         (.80)       --    (.80)
1999                     14.82          1.01          (1.14)           (.21)             --     (.34)        (.78)       --    (.78)

CALIFORNIA PREMIUM
INCOME (NCU)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2003                     14.42           .96           (.78)           (.07)             --      .11         (.87)       --    (.87)
2002                     14.22           .99            .13            (.10)             --     1.02         (.82)       --    (.82)
2001                     13.34          1.00            .90            (.23)             --     1.67         (.79)       --    (.79)
2000                     13.19          1.03            .14            (.23)             --      .94         (.79)       --    (.79)
1999                     14.30          1.00          (1.13)           (.21)             --     (.34)        (.77)       --    (.77)
====================================================================================================================================

                                                                  Total Returns
                                                                -----------------
                                                                            Based
                             Offering                                          on
                            Costs and       Ending                         Common
                            Preferred       Common               Based      Share
                                Share        Share     Ending       on        Net
                         Underwriting    Net Asset     Market   Market      Asset
                            Discounts        Value      Value    Value*     Value*
==================================================================================
INSURED CALIFORNIA
PREMIUM INCOME (NPC)
----------------------------------------------------------------------------------
Year Ended 8/31:
2003                              $--       $15.59   $15.0700     1.55%      2.82%
2002                               --        16.17    15.8500     6.73       6.47
2001                               --        16.04    15.6900    14.12      12.43
2000                               --        15.08    14.5625      .84       8.34
1999                               --        14.81    15.3750     1.62      (4.35)

INSURED CALIFORNIA
PREMIUM INCOME 2 (NCL)
----------------------------------------------------------------------------------
Year Ended 8/31:
2003                               --        14.60    14.3200     2.69       2.71
2002                               --        15.08    14.8000     5.57       6.29
2001                               --        15.01    14.8300    11.99      12.45
2000                               --        14.09    14.0000     3.58       9.21
1999                               --        13.70    14.3750     2.27      (2.50)

CALIFORNIA PREMIUM
INCOME (NCU)
----------------------------------------------------------------------------------
Year Ended 8/31:
2003                               --        13.66    13.0200     (.91)       .69
2002                               --        14.42    14.0000      4.84      7.48
2001                               --        14.22    14.1700     12.84     12.92
2000                               --        13.34    13.3125      5.93      7.63
1999                               --        13.19    13.3750       .81     (2.57)
==================================================================================

                                                            Ratios/Supplemental Data
                         ----------------------------------------------------------------------------------------------
                                          Before Credit/Reimbursement       After Credit/Reimbursement**
                                         ------------------------------   -------------------------------
                                                         Ratio of Net                      Ratio of Net
                                           Ratio of        Investment        Ratio of        Investment
                               Ending      Expenses         Income to        Expenses         Income to
                                  Net    to Average           Average      to Average           Average
                               Assets    Net Assets        Net Assets      Net Assets        Net Assets
                           Applicable    Applicable        Applicable      Applicable        Applicable      Portfolio
                            to Common     to Common         to Common       to Common         to Common       Turnover
                         Shares (000)        Shares++          Shares++        Shares++          Shares++         Rate
=======================================================================================================================
INSURED CALIFORNIA
PREMIUM INCOME (NPC)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2003                         $100,427          1.17%             6.13%           1.16%             6.14%            26%
2002                          104,137          1.21              6.65            1.19              6.66             30
2001                          103,068          1.22              6.77            1.21              6.79             21
2000                           96,903          1.25              7.65            1.24              7.66             27
1999                           95,091          1.22              6.81            1.22              6.82             50

INSURED CALIFORNIA
PREMIUM INCOME 2 (NCL)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2003                          185,181          1.20              6.53            1.19              6.54             22
2002                          190,870          1.23              6.83            1.22              6.84              6
2001                          189,633          1.24              7.01            1.24              7.02             18
2000                          177,977          1.28              7.65            1.26              7.66             26
1999                          172,833          1.24              6.86            1.24              6.86             35

CALIFORNIA PREMIUM
INCOME (NCU)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2003                           78,859          1.24              6.72            1.24              6.72             24
2002                           83,249          1.27              7.07            1.26              7.08             10
2001                           82,067          1.32              7.36            1.30              7.38             18
2000                           76,878          1.38              8.09            1.36              8.10             19
1999                           75,877          1.30              7.08            1.30              7.08             36
=======================================================================================================================

                           Preferred Shares at End of Period
                         --------------------------------------
                           Aggregate    Liquidation
                              Amount     and Market       Asset
                         Outstanding          Value    Coverage
                                (000)     Per Share   Per Share
===============================================================
INSURED CALIFORNIA
PREMIUM INCOME (NPC)
---------------------------------------------------------------
Year Ended 8/31:
2003                         $45,000        $25,000     $80,793
2002                          45,000         25,000      82,854
2001                          45,000         25,000      82,260
2000                          45,000         25,000      78,835
1999                          45,000         25,000      77,828

INSURED CALIFORNIA
PREMIUM INCOME 2 (NCL)
---------------------------------------------------------------
Year Ended 8/31:
2003                          95,000         25,000      73,732
2002                          95,000         25,000      75,229
2001                          95,000         25,000      74,903
2000                          95,000         25,000      71,836
1999                          95,000         25,000      70,482

CALIFORNIA PREMIUM
INCOME (NCU)
---------------------------------------------------------------
Year Ended 8/31:
2003                          43,000         25,000      70,848
2002                          43,000         25,000      73,400
2001                          43,000         25,000      72,714
2000                          43,000         25,000      69,696
1999                          43,000         25,000      69,115
===============================================================

*    Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common Share net asset value per share. Total returns are not annualized.
**   After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++   Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to
     Preferred shares.

                                 See accompanying notes to financial statements.


                                  64-65 SPREAD


                               Financial HIGHLIGHTS (continued)

Selected data for a Common share outstanding throughout each period:
                                                     Investment Operations                                   Less Distributions
                                 -------------------------------------------------------------------   -----------------------------
                                                              Distributions   Distributions
                                                                   from Net            from                   Net
                     Beginning                          Net      Investment         Capital            Investment   Capital
                        Common                    Realized/       Income to        Gains to             Income to  Gains to
                         Share           Net     Unrealized       Preferred       Preferred                Common    Common
                     Net Asset    Investment     Investment          Share-          Share-                Share-    Share-
                         Value        Income    Gain (Loss)         holders+        holders+   Total      holders   holders   Total
====================================================================================================================================
CALIFORNIA DIVIDEND
ADVANTAGE (NAC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2003                    $15.24         $1.06         $ (.47)          $(.07)          $  --    $ .52        $(.94)    $  --   $(.94)
2002                     15.13          1.07             --            (.10)             --      .97         (.86)       --    (.86)
2001                     13.82          1.07           1.28            (.23)             --     2.12         (.81)       --    (.81)
2000                     13.33          1.07            .52            (.26)             --     1.33         (.84)       --    (.84)
1999(a)                  14.33           .20           (.92)           (.03)             --     (.75)        (.14)       --    (.14)

CALIFORNIA DIVIDEND
ADVANTAGE 2 (NVX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2003                     14.79          1.00           (.62)           (.07)             --      .31         (.89)     (.03)   (.92)
2002                     15.11          1.06           (.40)           (.11)             --      .55         (.87)       --    (.87)
2001(b)                  14.33           .34            .90            (.05)             --     1.19         (.29)       --    (.29)

CALIFORNIA DIVIDEND
ADVANTAGE 3 (NZH)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2003                     14.33           .98           (.66)           (.08)             --      .24         (.86)       --    (.86)
2002(c)                  14.33           .83            .09            (.08)             --      .84         (.72)       --    (.72)

INSURED CALIFORNIA
DIVIDEND ADVANTAGE (NKL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2003                     15.14           .99           (.49)           (.07)           (.01)     .42         (.91)     (.05)   (.96)
2002(d)                  14.33           .34            .92            (.03)             --     1.23         (.30)       --    (.30)

INSURED CALIFORNIA
TAX-FREE ADVANTAGE (NKX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2003(e)                  14.33           .64           (.33)           (.04)             --      .27         (.60)       --    (.60)
====================================================================================================================================

                                                               Total Returns
                                                             -----------------
                                                                         Based
                          Offering                                          on
                         Costs and       Ending                         Common
                         Preferred       Common               Based      Share
                             Share        Share     Ending       on        Net
                      Underwriting    Net Asset     Market   Market      Asset
                         Discounts        Value      Value    Value**    Value**
================================================================================
CALIFORNIA DIVIDEND
ADVANTAGE (NAC)
--------------------------------------------------------------------------------
Year Ended 8/31:
2003                        $  --        $14.82   $14.3000     4.79%      3.37%
2002                           --         15.24    14.5500     3.67       6.75
2001                           --         15.13    14.8900    15.06      15.85
2000                           --         13.82    13.7500    (2.18)     10.80
1999(a)                      (.11)        13.33    15.0000      .96      (5.99)

CALIFORNIA DIVIDEND
ADVANTAGE 2 (NVX)
--------------------------------------------------------------------------------
Year Ended 8/31:
2003                           --         14.18    13.2400     (.95)      2.16
2002                           --         14.79    14.2800     (.27)      3.90
2001(b)                      (.12)        15.11    15.2100     3.40       7.55

CALIFORNIA DIVIDEND
ADVANTAGE 3 (NZH)
--------------------------------------------------------------------------------
Year Ended 8/31:
2003                          .01         13.72    12.7100    (3.20)      1.68
2002(c)                      (.12)        14.33    14.0000    (1.68)      5.32

INSURED CALIFORNIA
DIVIDEND ADVANTAGE (NKL)
--------------------------------------------------------------------------------
Year Ended 8/31:
2003                           --         14.60    14.0000     (.35)      2.70
2002(d)                      (.12)        15.14    15.0000     2.05       7.84

INSURED CALIFORNIA
TAX-FREE ADVANTAGE (NKX)
--------------------------------------------------------------------------------
Year Ended 8/31:
2003(e)                      (.21)        13.79    13.5600    (5.79)       .34
================================================================================

                                                         Ratios/Supplemental Data
                      ----------------------------------------------------------------------------------------------
                                       Before Credit/Reimbursement      After Credit/Reimbursement***
                                      ------------------------------   -------------------------------
                                                      Ratio of Net                      Ratio of Net
                                        Ratio of        Investment        Ratio of        Investment
                            Ending      Expenses         Income to        Expenses         Income to
                               Net    to Average           Average      to Average           Average
                            Assets    Net Assets        Net Assets      Net Assets        Net Assets
                        Applicable    Applicable        Applicable      Applicable        Applicable      Portfolio
                         to Common     to Common         to Common       to Common         to Common       Turnover
                      Shares (000)        Shares++          Shares++        Shares++          Shares++         Rate
====================================================================================================================
CALIFORNIA DIVIDEND
ADVANTAGE (NAC)
--------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2003                      $346,918          1.15%             6.44%            .70%             6.88%            11%
2002                       356,821          1.18              6.76             .72              7.22             33
2001                       354,197          1.19              7.03             .72              7.50             17
2000                       323,326          1.24              7.93             .75              8.43             25
1999(a)                    311,367           .93*             5.06*            .55*             5.45*             8

CALIFORNIA DIVIDEND
ADVANTAGE 2 (NVX)
--------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2003                       209,722          1.18              6.30             .73              6.75             40
2002                       218,814          1.19              6.82             .73              7.28             32
2001(b)                    223,440          1.05*             5.23*            .62*             5.65*            40

CALIFORNIA DIVIDEND
ADVANTAGE 3 (NZH)
--------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2003                       330,829          1.20              6.33             .73              6.79             48
2002(c)                    345,470          1.15*             6.01*            .69*             6.47*            49

INSURED CALIFORNIA
DIVIDEND ADVANTAGE (NKL)
--------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2003                       222,751          1.18              6.00             .72              6.46             71
2002(d)                    231,062          1.10*             4.98*            .60*             5.47*            12

INSURED CALIFORNIA
TAX-FREE ADVANTAGE (NKX)
--------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2003(e)                     81,141          1.14*             5.25*            .67*             5.72*            45
====================================================================================================================

                          Preferred Shares at End of Period
                        --------------------------------------
                          Aggregate    Liquidation
                             Amount     and Market       Asset
                        Outstanding          Value    Coverage
                               (000)     Per Share   Per Share
==============================================================
CALIFORNIA DIVIDEND
ADVANTAGE (NAC)
--------------------------------------------------------------
Year Ended 8/31:
2003                       $175,000        $25,000     $74,560
2002                        175,000         25,000      75,974
2001                        175,000         25,000      75,600
2000                        175,000         25,000      71,189
1999(a)                     175,000         25,000      69,481

CALIFORNIA DIVIDEND
ADVANTAGE 2 (NVX)
--------------------------------------------------------------
Year Ended 8/31:
2003                        110,000         25,000      72,664
2002                        110,000         25,000      74,731
2001(b)                     110,000         25,000      75,782

CALIFORNIA DIVIDEND
ADVANTAGE 3 (NZH)
--------------------------------------------------------------
Year Ended 8/31:
2003                        187,000         25,000      69,229
2002(c)                     187,000         25,000      71,186

INSURED CALIFORNIA
DIVIDEND ADVANTAGE (NKL)
--------------------------------------------------------------
Year Ended 8/31:
2003                        118,000         25,000      72,193
2002(d)                     118,000         25,000      73,954

INSURED CALIFORNIA
TAX-FREE ADVANTAGE (NKX)
--------------------------------------------------------------
Year Ended 8/31:
2003(e)                      45,000         25,000      70,078
==============================================================

*    Annualized.
**   Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common Share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++   Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to
     Preferred shares.
(a)  For the period May 26, 1999 (commencement of operations) through August 31,
     1999.
(b)  For the period March 27, 2001 (commencement of operations) through August
     31, 2001.
(c)  For the period September 25, 2001 (commencement of operations) through
     August 31, 2002.
(d)  For the period March 27, 2002 (commencement of operations) through August
     31, 2002.
(e)  For the period November 22, 2002 (commencement of operations) through
     August 31, 2003.


                                 See accompanying notes to financial statements.

                                  66-67 SPREAD


                      Directors/Trustees
                              AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of
Directors/ Trustees of the Funds. The number of directors/trustees of the Funds is currently set at eight. None of the directors/trustees who are not
"interested" persons of the Funds has ever been a director/trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the directors/trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                                                                                        COMPLEX
                                                   YEAR FIRST     PRINCIPAL OCCUPATION(S)                               OVERSEEN
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                         BY DIRECTOR/
AND ADDRESS                  WITH THE FUNDS        APPOINTED(2)   DURING PAST 5 YEARS                                   TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

DIRECTOR/TRUSTEE WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1)  Chairman of the       1994           Chairman and Director (since 1996) of Nuveen            141
3/28/49                      Board and                            Investments, Inc. and Nuveen Investments, LLC;
333 W. Wacker Drive          Director/Trustee                     Director (since 1992) and Chairman (since 1996) of
Chicago, IL 60606                                                 Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.; Chairman and Director (since 1997)
                                                                  of Nuveen Asset Management, Inc.; Director (since 1996)
                                                                  of Institutional Capital Corporation; Chairman and
                                                                  Director (since 1999) of Rittenhouse Asset Management,
                                                                  Inc.; Chairman of Nuveen Investments Advisers Inc.
                                                                  (since 2002).

DIRECTORS/TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
William E. Bennett           Director/Trustee      2001           Private Investor; previously, President and Chief       141
10/16/46                                                          Executive Officer, Draper & Kramer, Inc., a private
333 W. Wacker Drive                                               company that handles mortgage banking, real estate
Chicago, IL 60606                                                 development, pension advisory and real estate
                                                                  management (1995-1998). Prior thereto, Executive
                                                                  Vice President and Chief Credit Officer of
                                                                  First Chicago Corporation and its principal
                                                                  subsidiary, The First National Bank of Chicago.

------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner            Director/Trustee      1997           Private Investor and Management Consultant.             135
8/22/40
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown            Director/Trustee      1993           Retired (since 1989) as Senior Vice President of The    135
7/29/34                                                           Northern Trust Company; Director of the United Way of
333 W. Wacker Drive                                               Highland Park-Highwood (since 2002).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri         Director/Trustee      1994           Retired, formerly, Executive Director (since 1998)      135
1/26/33                                                           of Manitoga/The Russel Wright Design Center; prior
333 W. Wacker Drive                                               thereto, President and Chief Executive Officer of
Chicago, IL 60606                                                 Blanton-Peale Institute (since 1990); prior thereto,
                                                                  Vice President, Metropolitan Life Insurance Co.

------------------------------------------------------------------------------------------------------------------------------------
Peter R. Sawers              Director/Trustee      1991           Adjunct Professor of Business and Economics,            135
4/3/33                                                            University of Dubuque, Iowa; formerly (1991-2000)
333 W. Wacker Drive                                               Adjunct Professor, Lake Forest Graduate School of
Chicago, IL 60606                                                 Management, Lake Forest, Illinois; prior thereto,
                                                                  Executive Director, Towers Perrin Australia, a
                                                                  management consulting firm; Chartered Financial
                                                                  Analyst; Certified Management Consultant;
                                                                  Director, Executive Service Corps of Chicago,
                                                                  a not-for-profit organization.

------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider         Director/Trustee      1997           Senior Partner and Chief Operating Officer,             135
9/24/44                                                           Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                               Miller-Valentine Realty, a construction company;
Chicago, IL 60606                                                 Chair, MiamiValley Hospital; Chair, Dayton Development
                                                                  Coalition; formerly, Member, Community Advisory Board,
                                                                  National City Bank, Dayton, Ohio and Business Advisory
                                                                  Council, Cleveland Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale          Director/Trustee      1997           Executive Director, Gaylord and Dorothy Donnelley       135
12/29/47                                                          Foundation (since 1994); prior thereto, Executive
333 W. Wacker Drive                                               Director, Great Lakes Protection Fund (from 1990
Chicago, IL 60606                                                 to 1994).


                                       68

                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                   YEAR FIRST                                                           COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     PRINCIPAL OCCUPATION(S)                               OVERSEEN
AND ADDRESS                  WITH THE FUNDS        APPOINTED (3)  DURING PAST 5 YEARS                                   BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman         Chief                 1988           Managing Director (since 2002), Assistant Secretary     141
9/9/56                       Administrative                       and Associate General Counsel, formerly, Vice President
333 W. Wacker Drive          Officer                              and Assistant General Counsel of Nuveen Investments,
Chicago, IL 60606                                                 LLC; Managing Director (since 2002), General Counsel
                                                                  and Assistant Secretary, formerly, Vice President of
                                                                  Nuveen Advisory Corp. and Nuveen Institutional Advisory
                                                                  Corp.; Managing Director (since 2002), Assistant
                                                                  Secretary and Associate General Counsel, formerly, Vice
                                                                  President (since 2000), of Nuveen Asset Management, Inc.;
                                                                  Assistant Secretary of Nuveen Investments, Inc. (since
                                                                  1994); Assistant Secretary of NWQ Investment Management
                                                                  Company, LLC (since 2002); Vice President and
                                                                  Assistant Secretary of Nuveen Investments Advisers Inc.
                                                                  (since 2002); Managing Director, Associate General
                                                                  Counsel and Assistant Secretary of Rittenhouse Asset
                                                                  Management, Inc. (since May 2003); Chartered
                                                                  Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson          Vice President        2000           Vice President (since 2002), formerly, Assistant        141
2/3/66                       and Assistant                        Vice President (since 2000), previously, Associate of
333 W. Wacker Drive          Secretary                            Nuveen Investments, LLC.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Paul L. Brennan              Vice President        1999           Vice President (since 2002), formerly, Assistant        127
11/10/66                                                          Vice President (since 1997), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                               prior thereto, portfolio manager of Flagship Financial
Chicago, IL 60606                                                 Inc.; Chartered Financial Analyst and Certified
                                                                  Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo            Vice President        1999           Vice President of Nuveen Investments, LLC (since        141
11/28/67                     and Treasurer                        1999), prior thereto, Assistant Vice President (since
333 W. Wacker Drive                                               1997); Vice President and Treasurer of Nuveen
Chicago, IL 60606                                                 Investments, Inc. (since 1999); Vice President and
                                                                  Treasurer of Nuveen Advisory Corp. and Nuveen
                                                                  Institutional Advisory Corp. (since 1999); Vice
                                                                  President and Treasurer of Nuveen Asset Management,
                                                                  Inc. (since 2002) and of Nuveen Investments Advisers
                                                                  Inc. (since 2002); Assistant Treasurer of NWQ Investment
                                                                  Management Company, LLC (since 2002); Chartered
                                                                  Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Susan M. DeSanto             Vice President        2001           Vice President of Nuveen Advisory Corp. (since 2001);   141
9/8/54                                                            previously, Vice President of Van Kampen Investment
333 W. Wacker Drive                                               Advisory Corp. (since 1998); Vice President of Nuveen
Chicago, IL 60606                                                 Institutional Advisory Corp. (since 2002); prior
                                                                  thereto, Assistant Vice President of Van Kampen
                                                                  Investment Advisory Corp. (since 1994).

------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger           Vice President        2000           Vice President (since 2002) and Assistant General       141
9/24/64                      and Secretary                        Counsel (since 1998); formerly, Assistant Vice
333 W. Wacker Drive                                               President (since 1998) of Nuveen Investments, LLC;
Chicago, IL 60606                                                 Vice President (since 2002) and Assistant Secretary
                                                                  (since 1998), formerly Assistant Vice President of
                                                                  Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.


                                       69


                        Directors/Trustees
                               AND OFFICERS (continued)
                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                   YEAR FIRST                                                           COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     PRINCIPAL OCCUPATION(S)                               OVERSEEN
AND ADDRESS                  WITH THE FUNDS        APPOINTED (3)  DURING PAST 5 YEARS                                   BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson            Vice President        1998           Vice President of Nuveen Investments, LLC; Vice         141
10/24/45                                                          President (since 1998) of Nuveen Advisory Corp. and
333 W. Wacker Drive                                               Nuveen Institutional Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald        Vice President        1995           Managing Director (since 2002) of Nuveen Investments,   141
3/2/64                                                            LLC; Managing Director (since 2001), formerly Vice
333 W. Wacker Drive                                               President of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                                 Institutional Advisory Corp. (since 1995); Managing
                                                                  Director of Nuveen Asset Management, Inc. (since 2001);
                                                                  Vice President of Nuveen Investment Advisers Inc.
                                                                  (since 2002); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy               Vice President        1998           Vice President (since 1993) and Funds Controller        141
5/31/54                      and Controller                       (since 1998) of Nuveen Investments, LLC and Vice
333 W. Wacker Drive                                               President and Funds Controller (since 1998) of Nuveen
Chicago, IL 60606                                                 Investments, Inc.; Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell            Vice President        1988           Vice President of Nuveen Advisory Corp.; Chartered      127
7/5/55                                                            Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Richard A. Huber             Vice President        1997           Vice President of Nuveen Institutional Advisory Corp.   127
3/26/63                                                           (since 1998) and Nuveen Advisory Corp. (since 1997);
333 W. Wacker Drive                                               prior thereto, Vice President and Portfolio Manager of
Chicago, IL 60606                                                 Flagship Financial, Inc.

------------------------------------------------------------------------------------------------------------------------------------
Steven J. Krupa              Vice President        1990           Vice President of Nuveen Advisory Corp.                 127
8/21/57
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                Vice President        2000           Vice President (since 2000) of Nuveen Investments,      141
3/22/63                                                           LLC, previously Assistant Vice President (since
333 W. Wacker Drive                                               1999); prior thereto, Associate of Nuveen Investments,
Chicago, IL 60606                                                 LLC; Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                Vice President        2002           Vice President (since 1999), previously, Assistant      141
8/27/61                                                           Vice President (since 1993) of Nuveen Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin              Vice President        1988           Vice President, Assistant Secretary and Assistant       141
7/27/51                      and Assistant                        General Counsel of Nuveen Investments, LLC; Vice
333 W. Wacker Drive          Secretary                            President and Assistant Secretary of Nuveen Advisory
Chicago, IL 60606                                                 Corp. and Nuveen Institutional Advisory Corp.;
                                                                  Assistant Secretary of Nuveen Investments, Inc.
                                                                  and (since 1997) Nuveen Asset Management, Inc.;
                                                                  Vice President (since 2000), Assistant Secretary
                                                                  and Assistant General Counsel (since 1998) of
                                                                  Rittenhouse Asset Management, Inc.; Vice President
                                                                  and Assistant Secretary of Nuveen Investments
                                                                  Advisers Inc. (since 2002); Assistant Secretary
                                                                  of NWQ Investment Management Company, LLC
                                                                  (since 2002).


                                       70

                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                   YEAR FIRST                                                           COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     PRINCIPAL OCCUPATION(S)                               OVERSEEN
AND ADDRESS                  WITH THE FUNDS        APPOINTED (3)  DURING PAST 5 YEARS                                   BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
John V. Miller               Vice President        2003           Vice President (since 2003), previously, Assistant      127
4/10/67                                                           Vice President (since 1999), prior thereto, credit
333 W. Wacker Drive                                               analyst (since 1996) of Nuveen Advisory Corp.;
Chicago, IL 60606                                                 Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV          Vice President        1996           Managing Director (since 2002) of Nuveen Investments,   141
7/7/65                                                            LLC; Managing Director (since 1997), formerly Vice
333 W. Wacker Drive                                               President (since 1996) of Nuveen Advisory Corp. and
Chicago, IL 60606                                                 Nuveen Institutional Advisory Corp.; Managing
                                                                  Director of Nuveen Asset Management, Inc. (since
                                                                  1999). Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy      Vice President        1999           Vice President (since 2002), formerly, Assistant        127
9/4/60                                                            Vice President (since 1998), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                               prior thereto, portfolio manager.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding           Vice President        1982           Vice President of Nuveen Advisory Corp. and Nuveen      127
7/31/51                                                           Institutional Advisory Corp.; Chartered Financial
333 W. Wacker Drive                                               Analyst.
Chicago, IL 60606


(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.

(2) Directors/Trustees serve a one-year term until his/her successor is elected.
    The year first elected or appointed represents the year in which the Directors/Trustees was first elected or appointed to any fund in the Nuveen
    Complex.

(3) Officers serve a one-year term through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.


                                       71


Build Your Wealth
       AUTOMATICALLY

SIDEBAR TEXT: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
  INFORMATION

BOARD OF DIRECTORS/TRUSTEES
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL



POLICY CHANGE

On November 14, 2002, the Board adopted a policy that allows each Fund, in addition to investments in municipal bonds, to invest up to 5% of its net assets (including assets attributable to preferred shares, if any) in tax-exempt or taxable fixed-income securities or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided Nuveen Advisory determines that such investment should enable the Fund to better maximize the value of its existing investment in such issuer. This policy is a non-fundamental policy of each Fund which means that it can be changed at any time by the Board of Directors without vote of the shareholders.

GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the fiscal year ended August 31, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
        FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $90 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.

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NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606
| www.nuveen.com


                                                                     EAN-B-0803D


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ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has posted such code of ethics on its website at www.nuveen.com/etf.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its audit committee. The registrant's audit committee financial expert is William E. Bennett, who is "independent" for purposes of
Item 3 of Form N-CSR.

Mr. Bennett was formerly Executive Vice President and Chief Credit Officer for First Chicago Corp./First National Bank. As part of his role as Chief Credit Officer, Mr. Bennett set policy as to accrual of assets/loans; designated performing/non-performing assets; set the level of reserves against the credit portfolio and determined the carrying value of credit related assets and exposure. Among other things, Mr. Bennett was also responsible for the oversight of the internal analysis function including setting ground rules for the review and preparation of financial analysis and financial statements for use in making credit and risk decisions for clients. Mr. Bennett has significant experience reviewing, analyzing and evaluating financial statements of domestic and international companies in a variety of industries with complex accounting issues.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

In the rare event that a municipal issuer held by the Fund were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, Nuveen Advisory Corp. (the "Adviser") would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Directors or Trustees or its representative. In the case of a conflict of interest, the proxy would be submitted to the applicable fund's Board to determine how the proxy should be voted. A member of the Adviser's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 206(4)-6, reports were filed with the SEC on Form N-PX, and the results were provided to the Board of Directors or Trustees and made available to shareholders as required by applicable rules.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act
          (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Insured California Premium Income Municipal Fund, Inc.
            ---------------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: November 7, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: November 7, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: November 7, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.